As filed with the Securities and Exchange Commission on June 30, 1997


                                                      Registration Nos. 33-34841
                                                                        811-6011

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 50
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 51


                              THE MONTGOMERY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 1-800-572-3863
              (Registrant's Telephone Number, Including Area Code)

                                  JACK G. LEVIN
                              600 Montgomery Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                            -------------------------

             It is proposed that this filing will become effective:


                     __       immediately upon filing pursuant to Rule 485(b)
                      X       on  June 30, 1997 pursuant to Rule 485(b)
                     __       60 days after filing pursuant to Rule 485(a)(1)
                              75 days after filing pursuant to Rule 485(a)(2)
                     __       on ________________ pursuant to Rule 485(a)

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996 was filed on August 28, 1996.

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                        Paul, Hastings, Janofsky & Walker
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600
           Total number of pages _____. Exhibit Index appears at _____

                              THE MONTGOMERY FUNDS


                      CONTENTS OF POST-EFFECTIVE AMENDMENT

         This post-effective amendment to the registration statement of the Registrant contains the following documents* :

         Facing Sheet

         Contents of Post-Effective Amendment

         Cross-Reference Sheet for shares of Montgomery Growth Fund,  Montgomery
                  Equity Income Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery Micro Cap Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery International Growth Fund, Montgomery Latin America Fund, Montgomery Emerging Asia Fund, Montgomery Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery Asset Allocation Fund, Montgomery Short Duration Government Bond Fund, Montgomery Total Return Bond Fund, Montgomery Government Reserve Fund, Montgomery Tax-Free Money Fund, Montgomery
                  California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund and Montgomery Global Asset Allocation Fund


         Cross-Reference  Sheet  for  Class R,  Class P and  Class L  shares  of
                  Montgomery Japan Small Cap Fund


         Part A - Prospectus  for  Class R shares  of  Montgomery  Growth  Fund,
                  Montgomery Equity Income Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery Micro Cap Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery International Growth Fund, Montgomery Latin America Fund, Montgomery Emerging Asia Fund, Montgomery Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery Asset Allocation Fund, Montgomery Short Duration Government Bond Fund, Montgomery Total Return Bond Fund, Montgomery Government Reserve Fund, Montgomery Tax-Free Money Fund, Montgomery
                  California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund and Montgomery Global Asset Allocation Fund


         Part A - Prospectus  for Class R shares of  Montgomery  Japan Small Cap
                  Fund

         Part A - Prospectus  for Class P shares of  Montgomery  Japan Small Cap
                  Fund

         Part A - Prospectus  for Class L shares of  Montgomery  Japan Small Cap
                  Fund


         Part B - Combined  Statement  of  Additional  Information  for Class R,
                  Class P and Class L shares of Montgomery Growth Fund, Montgomery Equity Income Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery Micro Cap Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery International Growth Fund, Montgomery Latin America Fund, Montgomery Emerging Asia Fund, Montgomery Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery Asset Allocation Fund, Montgomery Short Duration Government Bond Fund,

--------


* This Amendment does not relate to the following documents: prospectuses for the Class P shares and Class L shares series other than the Montgomery Japan Small Cap Fund and the prospectus for the prospectus and statement of additional information for Montgomery Technology Fund.

                  Montgomery Total Return Bond Fund, Montgomery Government Reserve Fund, Montgomery Tax-Free Money Fund, Montgomery
                  California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund and Montgomery Global Asset Allocation Fund


         Part B - Statement of Additional Information for Montgomery Japan Small
                  Cap Fund


         Part C - Other Information

         Signature Page

         Exhibit


                                                    THE MONTGOMERY FUNDS

                                                   CROSS REFERENCE SHEET

                                                         FORM N-1A

                                         Part A: Information Required in Prospectus
                                         ------------------------------------------
                                             (For Combined Class R Prospectus)

                                                       Location in the
N-1A                                                   Registration Statement
Item No.           Item                                by Heading
-------            ----                                ----------
1.                 Cover Page                          Cover Page

2.                 Synopsis                            "Montgomery Funds ," "Fees and Expenses of the Funds"

3.                 Condensed Financial                 "Financial Highlights"

4.                 General Description of Registrant   Cover Page, "Montgomery Funds"  "The Funds' Investment
                                                       Objective and Policies," "Portfolio Securities," "Other
                                                       Investment Practices," "Risk Considerations" and "General
                                                       Information"

5.                 Management of                       "The Funds' Investment Objective and Policies,"
                   the Fund                            "Management of the Funds" and
                                                       "How to Invest in the Funds"

5A.                Management's Discussion             Not Applicable (contained in the Funds' Annual
                   of Fund Performance                 Report)

6.                 Capital Stock and                   "Montgomery Funds," "Dividends and Distributions,"
                   Other Securities                    "Taxation" and "General Information"

7.                 Purchase of Securities              "How to Invest in the Funds,"
                   Being Offered                       "How Net Asset Value is Determined,"
                                                       "General Information" and
                                                       "Backup Withholding Instructions"

8.                 Redemption or                       "How to Redeem an Investment in the Funds" and
                   Repurchase                          "General Information"

9.                 Pending Legal                       Not Applicable
                   Proceedings



                                                    THE MONTGOMERY FUNDS

                                                   CROSS REFERENCE SHEET

                                                         FORM N-1A

                                         Part A: Information Required in Prospectus
                                         ------------------------------------------
                  (Prospectus for Class R, Class P and Class L shares of Montgomery Japan Small Cap Fund)

                                                       Location in the
N-1A                                                   Registration Statement
Item No.           Item                                by Heading
-------            ----                                ----------
1.                 Cover Page                          Cover Page

2.                 Synopsis                            "Fees and Expenses of the Fund"

3.                 Condensed Financial Information     Not Applicable

4.                 General Description of Registrant   Cover Page,
                                                       "The  Fund's   Investment
                                                        Objectives           and
                                                        Policies,"    "Portfolio
                                                        Securities,"      "Other
                                                        Investment   Practices,"
                                                        "Risk    Considerations"
                                                        and             "General
                                                        Information"

5.                 Management of                       "The Fund's Investment Objectives and Policies,"
                   the Fund                            "Management of the Fund" and
                                                       "How to Invest in the Fund"

5A.                Management's Discussion             Not Applicable
                   of Fund Performance

6.                 Capital Stock and                   "Dividends and Distributions,"
                   Other Securities                    "Taxation" and "General Information"

7.                 Purchase of Securities              "How to Invest in the Fund,"
                   Being Offered                       "How Net Asset Value is Determined,"
                                                       "General Information" and
                                                       "Backup Withholding Instructions"

8.                 Redemption or                       "How to Redeem an Investment in the Fund" and
                   Repurchase                          "General Information"

9.                 Pending Legal                       Not Applicable
                   Proceedings


                                              PART B: Information Required in
                                              -------------------------------
                                            Statement of Additional Information
                                            -----------------------------------
                                   (Combined Class R Statement of Additional Information)
                                                       Location in the
N-1A                                                   Registration Statement
Item No.           Item                                by Heading
-------            ----                                ----------
10.                Cover Page                          Cover Page

11.                Table of Content                    Table of Contents

12.                General Information                 "The Trusts" and "General Information"
                   and History

13.                Investment Objectives               "Investment Objectives and Policies of the Funds,"
                                                       "Risk Factors" and "Investment Restrictions"

14.                Management of the                   "Trustees and Officers"
                   Registrant

15.                Control Persons and                 "Trustees and Officers" and
                   Principal Holders of                "General Information"
                   Securities

16.                Investment Advisory                 "Investment Management and Other Services"
                   and other Services

17.                Brokerage Allocation                "Execution of Portfolio Transactions"

18.                Capital Stock and                   "The Trusts" and "General Information"
                   Other Securities

19.                Purchase, Redemption                "Additional Purchase and Redemption Information"
                   and Pricing of Securities           and "Determination of Net Asset Value"
                   Being Offered

20.                Tax Status                          "Distributions and Tax Information"

21.                Underwriters                        "Principal Underwriter"

22.                Calculation of                      "Performance Information"
                   Performance Data

23.                Financial Statements                "Financial Statements"



                                              PART B: Information Required in
                                              -------------------------------
                                            Statement of Additional Information
                                            -----------------------------------
                         (Statement of Additional Information for Montgomery Japan Small Cap Fund)

                                                       Location in the
N-1A                                                   Registration Statement
Item No.           Item                                by Heading
-------            ----                                ----------
10.                Cover Page                          Cover Page

11.                Table of Content                    Table of Contents

12.                General Information                 "The Trust" and "General Information"
                   and History

13.                Investment Objectives               "Investment Objective and Policies of the Fund,"
                                                       "Risk Considerations" and "Investment Restrictions"

14.                Management of the                   "Trustees and Officers"
                   Registrant

15.                Control Persons and                 "Trustees and Officers" and
                   Principal Holders of                "General Information"
                   Securities

16.                Investment Advisory                 "Investment Management and Other Services"
                   and other Services

17.                Brokerage Allocation                "Execution of Portfolio Transactions"

18.                Capital Stock and                   "The Trust" and "General Information"
                   Other Securities

19.                Purchase, Redemption                "Additional Purchase and Redemption Information"
                   and Pricing of Securities           and "Determination of Net Asset Value"
                   Being Offered

20.                Tax Status                          "Distributions and Tax Information"

21.                Underwriters                        "Principal Underwriter"

22.                Calculation of                      "Performance Information"
                   Performance Data

23.                Financial Statements                "Financial Statements"


      ---------------------------------------------------------------------

                                     PART A

                     COMBINED PROSPECTUS FOR CLASS R SHARES

      ---------------------------------------------------------------------

                              The Montgomery Funds

                         Supplement dated June 30, 1997

                        To Prospectus dated June 30, 1997


               For Investors in the Montgomery Latin America Fund


In addition to the risks discussed in the prospectus on page 34, there are special risks involved with investments in Brazil. The Brazilian government has often drastically changed monetary, credit, tax and other policies to influence the course of Brazil's economy. It has also used wage and price controls as well as other interventionist measures, such as freezing bank accounts and imposing capital controls.

The Brazilian political environment has been very volatile since the country returned to civilian rule in 1985 after 20 years of military government. This historically has resulted in the absence of a coherent and sustained policy to confront Brazil's economic problems.

Brazil also has historically experienced extremely high rates of inflation. Inflation itself, as well as certain governmental measures to combat inflation, has in the past had significant negative effects on the Brazilian economy. These have in the past caused great economic uncertainty in Brazil and volatility in the Brazilian securities markets. These various factors might negatively affect the Brazilian political or economic situation and thereby affect the value of the Fund's investment in Brazilian securities.

[LOGO]

Prospectus
June 30, 1997

The Montgomery Funds
101 California Street
San Francisco, California 94111
(800) 572-FUND

TABLE OF CONTENTS
-----------------------------------------------------


       The Montgomery Funds .................................................3

       Fees and Expenses of the Funds........................................6

       Financial Highlights..................................................8

       The Funds' Investment Objectives and Policies........................12

       Portfolio Securities.................................................21

       Other Investment Practices...........................................24

       Risk Considerations..................................................26

       Management of the Funds..............................................28

       How To Contact the Funds.............................................33

       How To Invest in the Funds...........................................33

       How To Redeem an Investment in the Funds.............................36

       Exchange Privileges and Restrictions.................................38

       How Net Asset Value is Determined....................................40

       Dividends and Distributions..........................................40

       Taxation.............................................................41

       General Information..................................................42

       Backup Withholding ..................................................43


Each Fund's shares offered in this Prospectus (the Class R shares) are sold at net asset value with no sales load, no commissions, no Rule 12b-1 fees, and no redemption or exchange fees. The minimum initial investment in each Fund is $1,000 ($5,000 for the Micro Cap Fund), and subsequent investments must be at least $100 ($500 for the Micro Cap Fund). The Manager or the Distributor may waive these minimums. See "How to Invest in the Funds."

Each Fund is a separate series of either The Montgomery Funds or The Montgomery Funds II, both open-end management investment companies, and managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor"). Each Fund has its own investment objective and policies designed to meet different investment goals. As with all mutual funds, attainment of each Fund's investment objective cannot be assured.

Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated June 30, 1997, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling
(800) 572-FUND.

The Internet address for The Montgomery Funds is www.xperts.montgomery.com/1. The Securities and Exchange Commission maintains a web site (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding The Montgomery Funds and The Montgomery Funds II.

An investment in the funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that Montgomery Government Reserve Fund, Montgomery Federal Tax-Free Money Fund and Montgomery California Tax-Free Money fund will be able to maintain a stable net asset value of $1.00 Per share.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The  following  twenty-one  mutual  funds  (the  "Funds")  are  offered  in this
Prospectus:

                                                    Fund                 Stock
                                                    Number               Ticker

Montgomery Emerging/Global/
International Markets Funds
   Emerging Asia Fund................................648..................MNEAX
   Emerging Markets Fund.............................277..................MNEMX
   Global Communications Fund........................280..................MNGCX
   Global Opportunities Fund.........................285..................MNGOX
   International Growth Fund.........................296..................MNIGX
   International Small Cap Fund......................283..................MNISX
   Latin America Fund................................652..................N/A
Montgomery Multi-Strategy Funds
   Asset Allocation Fund.............................291..................MNAAX
   Global Asset Allocation Fund......................649..................N/A
   Select 50 Fund....................................295..................MNSFX
Montgomery U.S. Equity Funds
   Equity Income Fund................................293..................MNEIX
   Growth Fund.......................................284..................MNGFX
   Micro Cap Fund....................................294..................MNMCX
   Small Cap Fund....................................276..................MNSCX
   Small Cap Opportunities Fund......................645..................MNSOX
Montgomery U.S. Fixed-Income and
Money Market Funds
   California Tax-Free
       Intermediate Bond Fund........................281..................MNCTX
   California Tax-Free Money Fund....................292..................MCFXX
   Federal Tax-Free Money Fund.......................647..................MFFXX
   Government Reserve Fund...........................278..................MNGXX
   Short Duration Govt Bond Fund.....................279..................MNSGX
   Total Return Bond Fund............................650..................N/A

The Emerging/Global/International Market Funds

Montgomery Emerging Asia Fund
Invests primarily in the equity securities of emerging Asia companies.

Montgomery Emerging Markets Fund
Invests primarily in equity securities of companies in countries having economies and markets generally considered by the World Bank or the United Nations to be emerging or developing.

Montgomery Global Communications Fund
Invests primarily in equity securities of communications companies throughout the world having sound fundamental values and potential for long-term growth at a reasonable price.

Montgomery Global Opportunities Fund
Invests primarily in equity securities of companies of all sizes throughout the world with sound fundamental values and potential for long-term growth at a reasonable price.

Montgomery International Growth Fund
Invests primarily in equity securities of companies outside the United States having total market capitalizations more than $1 billion, sound fundamental values and potential for long-term growth at a reasonable price.

Montgomery International Small Cap Fund
Invests primarily in equity securities of companies outside the U.S. having total market capitalizations of less than $1 billion, sound fundamental values and potential for long-term growth at a reasonable price.

Montgomery Latin America Fund
Invests primarily in the equity securities of companies in Latin America.


The Multi-Strategy Funds

Montgomery Asset Allocation Fund
A  Fund  of  Funds  that   allocates   its   investments   among   three   asset
classes--domestic stocks, fixed-income securities and cash or cash equivalents using Funds from The Montgomery Funds family.

Montgomery Global Asset Allocation Fund
A Fund of Funds that allocates its investments among five asset classes--domestic stocks, international developed markets stocks, emerging markets stocks, domestic dollar-denominated debt instruments and cash or cash equivalents using specific Montgomery Funds, each of which focuses on separate investment disciplines.

Montgomery Select 50 Fund
Invests primarily in at least 50 different equity securities of companies of all sizes throughout the world.


The U.S. Equity Funds

Montgomery Equity Income Fund
Invests primarily in income-producing equity securities of domestic companies.

Montgomery Growth Fund
Invests primarily in equity securities of domestic companies of all sizes and emphasizes companies having a total market capitalization of $1 billion or more.

Montgomery Micro Cap Fund
Invests primarily in equity securities of domestic companies that have the potential for rapid growth and are micro-capitalization companies. (Closed to new investors.)

Montgomery Small Cap Fund
Invests   primarily   in  equity   securities,   usually   common   stocks,   of
small-capitalization domestic companies (less than $1 billion). (Closed to new investors.)

Montgomery Small Cap Opportunities Fund
Invests  primarily  in  equity  securities  of   small-capitalization   domestic
companies (less than $1 billion).

The Fixed-Income Funds

Montgomery California Tax-Free Intermediate Bond Fund
Invests  primarily  in  federal  and  state  tax-exempt   California   municipal
securities. It targets higher yields than tax-free money market funds but generally with less fluctuation in the value of its shares than long-term tax-free bond funds. It does not maintain a stable net asset value of $1 per share. This Fund is available to California residents only.

Montgomery California Tax-Free Money Fund
Invests  primarily  in  federal  and  state  tax-exempt   California   municipal
securities. It seeks to maintain a stable net asset value of $1 per share. This Fund is available to California residents only.

Montgomery Federal Tax-Free Money Fund
Invests primarily in federal tax-exempt municipal securities. It seeks to maintain a stable net asset value of $1 per share.

Montgomery Government Reserve Fund
Invests only in U.S. government securities, repurchase agreements for U.S. government securities and other money market funds investing exclusively in U.S. government securities and such repurchase agreements. It seeks to maintain a stable net asset value of $1.00 per share.

Montgomery Short Duration Government Bond Fund
Invests primarily in U.S. government securities and maintains an average portfolio effective duration comparable to or less than three-year U.S. Treasury notes. It targets higher yields than money market funds generally with less fluctuation in the value of its shares than long-term bond funds. This Fund does not maintain a stable net asset value of $1.00 per share.

Montgomery Total Return Bond Fund
Invests primarily in a broad range of fixed income securities, including marketable corporate debt securities, U.S. government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. It seeks higher yields than money market funds generally and with less fluctuation in the value of its shares than long-term bond funds. This Fund does not maintain a stable net asset value of $1.00 per share.

The Funds offer other classes of shares to eligible investors. The other classes of shares may have different fees and expenses that may affect performance. For information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at (800) 572-FUND (3863) or contact sales representatives or financial intermediaries who offer those classes.

                         Fees And Expenses Of The Funds


Shareholder Transaction Expenses

An investor would pay the following charges when buying or redeeming shares of a
Fund:

   Maximum Sales Load    Maximum Sales Load Imposed
  Imposed on Purchases    on Reinvested Dividends     Deferred Sales Load        Redemption Fees+           Exchange Fees
  --------------------    -----------------------     -------------------        ----------------           -------------
         None                      None                     None                      None                     None

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. Shareholders who request redemption checks to be sent by Federal Express may be required to pay a $10 fee that will be directly deducted from redemption proceeds. The Montgomery Funds reserve the right upon 60 days' advance notice to shareholders to impose a redemption fee of up to 1% on shares redeemed within 90 days of purchase.



Annual Fund Operating Expenses (as a percentage of average net assets):

                                                                                   Other Expenses      Total Fund Operating Expenses
                                                                                (after reimbursement       (after reimbursement
The Equity Funds                                          Management Fee*          unless noted)*             unless noted)*
----------------                                          ---------------          --------------             --------------
The Emerging/Global/International Markets Funds
Emerging Asia Fund                                             1.25%                    0.65%                     1.90%
Emerging Markets Fund                                          1.06%                    0.66%+                    1.72%+
Global Communications Fund                                     1.25%                    0.65%                     1.90%
Global Opportunities Fund                                      1.25%                    0.65%                     1.90%
International Growth Fund                                      1.10%                    0.55%                     1.65%
International Small Cap Fund                                   1.25%                    0.65%                     1.90%

Latin America Fund                                             1.25%                    0.65%                     1.90%

The Multi-Strategy Funds
Asset Allocation Fund                                          0.00%                    1.30%#**                  1.30%#
Global Asset Allocation Fund                                   0.20%                    1.55%#**                  1.75%#
Select 50 Fund                                                 1.25%                    0.55%                     1.80%
The U.S. Equity Funds
Equity Income Fund                                             0.60%                    0.25%                     0.85%
Growth Fund                                                    0.96%                    0.39%+                    1.35%+
Micro Cap Fund                                                 1.36%                    0.39%                     1.75%
Small Cap Fund                                                 1.00%                    0.24%+                    1.24%+
Small Cap Opportunities Fund                                   1.20%                    0.30%                     1.50%
The Fixed-Income and Money Market Funds
California Tax-Free Intermediate Bond Fund                     0.50%                    0.11%                     0.61%
California Tax-Free Money Fund                                 0.40%                    0.19%                     0.59%
Federal Tax-Free Money Fund                                    0.40%                    0.20%                     0.60%
Government Reserve Fund                                        0.38%                    0.22%                     0.60%
Short Duration Government Bond Fund                            0.50%                    0.20%                     0.70%
Total Return Bond Fund                                         0.50%                    0.20%                     0.70%

This table is intended to assist the investor in understanding the various expenses of each Fund. Operating expenses are paid out of a Fund's assets and are factored into the Fund's share price. Each Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year.


* Expenses for the Funds are based on actual expenses and expense limitations for the fiscal year ended June 30, 1996. Expenses for the Montgomery Emerging Asia Fund, Montgomery Latin America Fund, Montgomery Global Asset Allocation Fund, Montgomery Total Return Bond Fund and Montgomery Federal Tax-Free Money Fund are estimated. The Manager will reduce its fees and may absorb or reimburse a Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the lesser of the amount indicated in the table for a Fund or the maximum allowed by applicable state expense limitations. A Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the three years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment for fees and expenses for the current year. Absent reduction, actual total Fund operating expenses for the period ended June 30, 1996 (annualized) would have been as follows:
     Montgomery  Equity Income Fund,  1.45% (0.85% other  expenses);  Montgomery
     Small Cap Opportunities Fund, 2.16% (0.96% other expenses); Montgomery Micro Cap Fund, 1.79% (0.39% other expenses); Montgomery Global Opportunities Fund, 2.05% (0.80% other expenses); Montgomery Global Communications Fund, 2.01% (0.76% other expenses); Montgomery International Growth Fund, 2.91% (1.81% other expenses); Montgomery International Small Cap Fund, 2.76% (1.53% other expenses); Montgomery Asset Allocation Fund, 1.55% (0.95% other expenses); Montgomery Select 50 Fund, 2.11% (0.86% other expenses); Montgomery Short Government Bond Fund, 2.31% (1.81% other expenses); Montgomery Government Reserve Fund, 0.74% (0.36% other expenses); Montgomery California Tax-Free Intermediate Bond Fund, 1.43% (0.93% other expenses); and Montgomery California Tax-Free Money Fund, 0.80% (0.40% other expenses). Absent the reduction, actual total Fund operating expenses are estimated to be as follows: Montgomery Total Return Bond Fund, 1.50% (1.00 other expenses); Montgomery Federal Tax-Free Money Fund, 1.00%(0.60% other expenses); Montgomery Emerging Asia Fund, 3.25% (2.00% other expenses); Montgomery Latin America Fund, 3.25% (2.00% other expenses); and Montgomery Global Asset Allocation Fund, 2.50% (0.60% other expenses and 1.70% Underlying Fund expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Funds."


+    These figures show actual expenses; no reimbursements or waivers applied.


# Even if the total expenses of the Underlying Funds exceed 1.10% for the Montgomery Asset Allocation Fund (1.25% for the Montgomery Global Asset Allocation Fund), the Manager has agreed to limit the Montgomery Asset Allocation Fund's Total Fund Operating Expenses to 1.30% and the Montgomery Global Asset Allocation Fund's Total Fund Operating Expenses to 1.75%, respectively. The total expenses for the Underlying Funds for the Montgomery Asset Allocation Fund (currently estimated to be 1.10%) and the total expenses for the Underlying Funds for the Montgomery Global Asset Allocation Fund (currently estimated to be 1.25%), will depend on the actual expenses of the respective Underlying Funds and how the Funds' assets are allocated among those Underlying Funds.

** Estimated expenses of Montgomery Asset Allocation Fund and Montgomery Global Asset Allocation Fund (excluding expenses related to the Underlying Funds and after reimbursement) is 0.20% for the Montgomery Asset Allocation Fund and 0.30% for the Montgomery Global Asset Allocation Fund. Estimated expenses related to the Underlying Funds for Montgomery Asset Allocation Fund is 1.10% and the estimated expenses related to the Underlying Funds for Montgomery Global Asset Allocation Fund is 1.25%.

Example of Expenses for the Funds

Assuming, hypothetically, that each Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares:


The Emerging/Global/International Markets Funds

Emerging Asia Fund                   $19      $60        N/A         N/A
Emerging Markets Fund                $17      $54        $93         $203
Global Communications Fund           $19      $60        $103        $222
Global Opportunities Fund            $19      $60        $103        $222
International Growth Fund            $17      $52        $90         $195
International Small Cap Fund         $19      $60        $103        $222
Latin America Fund                   $19      $60        N/A         N/A
The Multi-Strategy Funds
Asset Allocation Fund                $13      $41        $71         $157
Global Asset Allocation Fund         $18      $55        N/A         N/A
Select 50 Fund                       $18      $57        $97         $212
The U.S. Equity Funds
Equity Income Fund                    $9      $27        $47         $105
Growth Fund                          $14      $43        $74         $162
Micro Cap Fund                       $18      $55        $95         $206
Small Cap Fund                       $13      $39        $68         $150
Small Cap Opportunities Fund         $15      $47        $82         $179


                                                            1 Year           3 Years           5 Years           10 Years
                                                            ------           -------           -------           --------


The Fixed-Income and Money Market Funds
California Tax-Free Intermediate Bond Fund                    $6               $20               $34               $76
California Tax-Free Money Fund                                $6               $19               $33               $74
Federal Tax-Free Money Fund                                   $6               $19               N/A               N/A
Government Reserve Fund                                       $6               $19               $33               $75
Short Duration Government Bond Fund                           $7               $22               $39               $87
Total Return Bond Fund                                        $7               $22               N/A               N/A

This example is to show the effect of expenses. This example does not represent past or future expenses or returns: Actual expenses and returns may vary.

                                                            Financial Highlights
                                                     Selected Per Share Data and Ratios



       The following financial information for the periods ended June 30, 1992 through June 30, 1996 was audited by Deloitte & Touche LLP, whose report, dated
August 16, 1996, appears in the 1996 Annual Report of the Funds. The information for the period ended June 30, 1991 was audited by other independent accountants whose report is not included herein.

                                                     EMERGING
                                                     ASIA FUND                                   EMERGING MARKETS FUND


                                                                   Period Ending
                                                 Period Ending      December 31,           FISCAL YEAR ENDED JUNE 30
SELECTED PER SHARE DATA FOR THE               December 31, 1996(A)     1996      ------------------------------------------------
YEAR OR PERIOD ENDED:                             (UNAUDITED)       (UNAUDITED)  1996     1995++     1994      1993     1992(B)

Net asset value-- beginning of year                  $12.00          $14.19     $13.17    $13.68    $11.07     $9.96    $10.00
Net investment income/(loss)                           0.02            0.01       0.08      0.03     (0.03)     0.07      0.03
Net realized and unrealized gain/(loss)
  on investments                                       2.51           (0.26)      0.94      0.25##    2.92      1.05     (0.07)
Net increase/(decrease) in net assets
  resulting from investment operations                 2.53           (0.25)      1.02      0.28      2.89      1.12     (0.04)

Distributions:
  Dividends from net investment income                (0.03)          (0.07)       --        --        --      (0.01)      --
  Distributions in excess of net
      investment income                                --              --          --        --        --        --        --
  Distributions from net realized
      capital gains                                    --              --          --      (0.42)    (0.28)    (0.00)#     --
  Distributions in excess of net
      realized capital gains                           --              --          --      (0.37)      --        --        --
  Distributions from capital                           --              --          --        --        --        --        --
Total distributions                                   (0.03)          (0.07)       --      (0.79)    (0.28)    (0.01)      --
Net asset value-- end of year                        $14.50          $13.87     $14.19    $13.17    $13.68    $11.07     $9.96
Total Return**                                        21.06%          (1.77%)     7.74%     1.40%    26.10%    11.27%    (0.40)%

Ratios to Average Net Assets/Supplemental Data
Net assets, end of year (in 000's)                  $18,931        $911,258   $994,378  $998,083  $654,960  $206,617   $54,625
Ratio of net investment income/(loss)                  1.05%+          0.03%+     0.58%     0.23%    (0.14)%    0.66%     1.70%+
  to average net assets
Ratio of expenses to average net assets                1.07%+          1.67%+     1.72%     1.80%     1.85%     1.90%     1.90%+
  excluding interest expense
Portfolio turnover rate                                4.24%          36.30%    109.92%    92.09%    63.79%    21.40%     0.19%
Average commission rate paid+++                     $0.0123         $0.0007    $0.0007      N/A        N/A       N/A       N/A
Net investment income/(loss) before
  deferral of fees a absorption of
  expenses by Manager                                $(0.01)           --          --        --         --     $0.06     $0.01
Expense ratio before deferral of fees
  by Manager including interest expense                2.52%+          --          --        --         --      1.93%     2.80%+
Expense ratios including interest expense              --              --          --        --         --       --        --


(A) The Emerging Asia Fund's Class R Shares commenced operations on September 30, 1996.
(B) The Emerging Market Fund's Class R Shares commenced operations on March 1, 1992.
**   Total return represents aggregate total return for the periods indicated.
+    Annualized.
++ Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
#    Amount represents less than $0.01 per share.
## The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.




                                                                                    GLOBAL COMMUNICATIONS FUND

                                                          Period Ending                   FISCAL YEAR ENDED JUNE 30
                                                         December 31, 1996  ------------------------------------------------------
SELECTED PER SHARE DATA FOR THE                            (UNAUDITED)          1996       1995        1994         1993(A)
YEAR OR PERIOD ENDED:
Net asset value-- beginning of year                         $18.05             $15.42      14.20      $12.45       $12.00
Net investment income/(loss)                                 (0.12)             (0.20)     (0.03)      (0.05)        0.00#
Net realized and unrealized gain/(loss) on investments       (0.28)              2.83       1.28        1.80++       0.45
Net increase/(decrease) in net assets resulting
   from investment operations                                (0.40)              2.63       1.25        1.75         0.45

Distributions:
  Dividends from net investment income                         --                 --         --          --           --
  Distribution in excess of net investment income              --                 --         --          --           --
  Distributions from net realized capital gains              (0.91)               --         --          --           --
  Distributions in excess of net realized capital gains        --                 --       (0.03)        --           --
  Distributions from capital                                   --                 --         --          --           --
Total distributions                                          (0.91)               --       (0.03)        --           --
Net asset value-- end of year                               $16.74             $18.05     $15.42      $14.20        $12.45
Total return**                                               (2.22)%            17.06%      8.83%      14.06%         3.75%
Ratios to Average Net Assets/Supplemental Data
Net assets, end of year (in 000's)                        $164,982           $206,671   $209,644    $234,886        $4,670
Ratio of net investment income/(loss)                        (1.41)%+           (1.01)%    (0.10)%     (0.46)%       (0.05)%+
  to average net assets
Ratio of expenses to average net assets                       1.91%+             1.90%      1.90%       1.90%         1.90%+
  excluding interest expense
Portfolio turnover rate                                      41.14%            103.73%     50.17%      29.20%         0.00%
Average commission rate paid +++                           $0.0075            $0.0129        N/A         N/A           N/A
Net investment income/(loss) before deferral of fees        $(0.14)            ($0.22)    ($0.07)     ($0.06)       ($0.04)
  by Manager
Expense ratio before deferral of fees by Manager
  including interest expense                                  2.07%+             2.11%      2.09%       2.04%         8.96%+
Expense ratios including interest expense
                                                               --                2.01%      1.91%       1.94%         --

(A) The Global Communications Fund's Class R Shares commenced operations on June 1, 1993.
(B) The Global Opportunities Fund's Class R Shares commenced operations on September 30, 1993.
(C) The International Growth Fund's Class R Shares commenced operations on July 3, 1995.
(D) The International Small Cap Fund's Class R Shares commenced operations on September 30, 1993.
**   Total return represents aggregate total return for the periods indicated.
+    Annualized.
++ The amount shown in this caption for each share outstanding throughout the period may not be in accord wit the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.
#    Amount represents less than $0.01 per share.



                                                            INTERNATIONAL
                                                               GROWTH                              INTERNATIONAL SMALL CAP FUND
             GLOBAL OPPORTUNITIES FUND                          FUND

 Period Ending                                    Period     Fiscal Year     Period Ending
 December 31,                                     Ending    Ended June 30,    December 31,
     1996          Fiscal Year Ended June 30    December 31,   1996(C)           1996           Fiscal Year Ended June 30
  (UNAUDITED)   --------------------------------   1996                       (UNAUDITED)  ----------------------------------------
                 1996       1995      1994(B)   (UNAUDITED)                                     1996         1995       1994(D)

    $16.96      $13.25     $12.92     $12.00      $15.31       $12.00           $14.86         11.75        $12.02      $12.00
     (0.06)      (0.06)      0.13       0.01        0.00#        0.02            (0.06)         0.03          0.12        0.00#
      0.65        3.84       0.70       0.91        0.77         3.29             0.33          3.10         (0.39)       0.02

      0.59        3.78       0.83       0.92        0.77         3.31             0.27          3.13         (0.27)       0.02

      --          --          --         --          --           --               --            --            --          --
      --         (0.07)       --         --          --           --               --          (0.02)        (0.00)#       --
      --          --          --         --          --           --               --            --            --          --
     (0.82)       --        (0.50)       --        (1.68)         --               --            --            --          --
      --          --          --         --          --           --               --            --            --          --
      --          --          --         --          --           --               --            --            --          --
     (0.82)      (0.07)     (0.50)       --        (1.68)         --               --          (0.02)        (0.00)#       --
    $16.73      $16.96     $13.25     $12.92      $14.40       $15.31           $15.13         14.86        $11.75      $12.02
      3.60%      28.64%      6.43%      7.67        5.63%       27.58%            1.82%        26.68%        (2.23)%      0.17%

   $29,307     $28,496    $13,677    $12,504     $26,155      $18,303          $40,500       $41,640       $28,516     $34,555
     (0.82)%+    (0.56)%     1.03%      0.02%+      0.05%+       0.26%+          (0.78)%+       0.20%         0.95%       0.04%+
      1.90%+      1.90%      1.90%      1.90%+      1.66%+       1.65%+           1.91%         1.90%         1.90%       1.90%+
     53.45%     163.80%    118.75%     67.22%      42.35%      238.91%           37.79%       177.36%       156.13%     123.50%
   $0.0187     $0.0235       N/A         N/A     $0.0227      $0.0176          $0.0142       $0.0123           N/A         N/A
    $(0.16)     ($0.16)    ($0.01)    ($0.05)     $(0.08)      ($0.07)           (0.16)       ($0.08)        $0.05      ($0.02)

      3.15%+      3.10%      2.99%      2.75%+      2.76%+       2.91%+           3.16%         2.76%         2.50%       2.32%+
      --          2.05%      1.91%      1.99%+        --          --               --           1.99%         1.91%       1.96%



                                                                                           GLOBAL
                                                   ASSET ALLOCATION FUND                    ASSET             SELECT 50 FUND
                                                                                         ALLOCATION
                                                                                            FUND

                                                                                                           PERIOD ENDING
                                         PERIOD ENDING     FISCAL YEAR ENDED JUNE 30     PERIOD ENDING      DECEMBER 31,     FYE
SELECTED PER SHARE DATE FOR THE         DECEMBER 31, 1996 ---------------------------   APRIL 30, 1997(B)      1996       June-30
YEAR OR PERIOD ENDED:                      (UNAUDITED)     1996     1995    1994(A)       (UNAUDITED)       (UNAUDITED)     1996(C)

Net asset value-- beginning of year          $19.33       $16.33   $12.24   $12.00         $12.00            $16.46        $12.00
Net investment income/(loss)                   0.23         0.26     0.25     0.06           0.04             (0.01)         0.06
Net realized and unrealized gain (loss)        0.58         3.54     4.11     0.18           0.35              0.20          4.45
  on investments
Net increase (decrease) in net assets
  resulting from investment operations         0.81         3.80     4.36     0.24           0.39              0.19          4.51

Distributions:
  Dividends from net investment income        (0.39)       (0.25)   (0.17)     --             --              (0.02)        (0.04)
  Distributions in excess of net investment     --           --       --       --             --                --            --
     income                                   (1.66)       (0.55)   (0.10)     --             --              (0.60)          --
  Distributions from net realized
    capital gains                               --           --       --       --             --                --          (0.01)
  Distribution in excess of net realized        --           --       --       --             --                --            --
    capital gains
  Distributions from capital
Total distributions                           (2.05)       (0.80)   (0.27)     --             --              (0.62)        (0.05)
Net asset value-- end of year                $18.09       $19.33   $16.33   $12.24         $12.39            $16.03        $16.46
Total return**                                 4.27%       23.92%   35.99%    2.00%          3.25%**           1.22%        37.75%
Ratios to Average Net Assets/Supplemental
  Data:
Net assets, end of year (in 000's)         $142,293     $132,511  $60,234   $1,548         $1,475           $89,618       $77,955
Ratio of net investment income/(loss)          2.62%+       1.85%    3.43%    2.54%+         1.35%+           (0.21)%+       0.42%+
  to average net assets
Ratio of expenses to average net assets,       1.30%+       1.30%    1.30%    1.30%+         0.46%+            1.81%+        1.80%+
  excluding interest expense
Portfolio turnover rate                       93.70%      225.91%   95.75%  190.94%         62.00%            85.34%       105.98%
Average commission rate paid+++             $0.0603      $0.0595     N/A      N/A             N/A           $0.0070       $0.0097
Net investment income/(loss) before
  deferral of fees and absorption of          $0.22        $0.24    $0.19   $(0.11)         (0.01)           $(0.03)        $0.02
  expenses by Manager
Expense ratio before deferral of fees and
absorption oexpenses by Manager, including
interest expense                               1.59%+       1.55%    2.07%    9.00%+         3.62%+            2.07%+        2.11%+
Expense ratios including interest expense      1.42%+       1.42%    1.31%    1.43%+          --                --            --


(A) The Asset Allocation Fund's Class R Shares commenced operations on March 31, 1994.
(B) The Global Asset Allocation Fund's Class R Shares commenced operations on January 2, 1997.
(C)  The  Select 50 Fund's  Class R Shares  commenced  operations  on October 2,
     1995.
(D) The Equity Income Fund's Class R Shares commenced operations on September 30, 1994.
(E)  The Growth  Fund's Class R Shares  commenced  operations  on September  30,
     1993.
(F)  The Micro Cap Fund's Class R Shares  commenced  operations  on December 30,
     1994.


           EQUITY INCOME FUND                                GROWTH FUND                                MICRO CAP FUND



                                                                                                                Fiscal Year Ended
                                                                                                                    June 30
  Period Ending     Fiscal Year Ended       Period Ending      Fiscal Year Ended June 30      Period Ending    ---------------------
  December 31,           June 30          December 31, 1996  -----------------------------   December 31, 1996
      1996        ---------------------      (UNAUDITED)       1996      1995    1994(E)      (UNAUDITED)       1996     1995(F)#
   (UNAUDITED)     1996       1995(D)


    $16.09        $13.38      $12.00           $21.94        $19.16     $15.27   $12.00         $17.82         $13.75     $12.00
      0.23          0.43        0.31             0.07          0.17       0.12     0.04          (0.06)         (0.04)      0.09
      1.51          2.82        1.38             1.06          4.32       3.91     3.31++         0.38           4.26       1.66

      1.74          3.25        1.69             1.13          4.49       4.03     3.35           0.32           4.22       1.75

     (0.23)        (0.42)      (0.31)           (0.15)        (0.17)     (0.07)   (0.01)           --           (0.04)       --
      --            --          --               --            --         --       --              --             --         --
     (1.56)        (0.12)       --              (2.77)        (1.54)     (0.07)    --            (1.23)         (0.11)       --
      --            --          --               --            --         --      (0.07)           --             --         --
      --            --          --               --            --         --       --              --             --         --
     (1.79)        (0.54)      (0.31)           (2.92)        (1.71)     (0.14)   (0.08)         (1.23)         (0.15)       --
    $16.04        $16.09      $13.38           $20.15        $21.94     $19.16   $15.27         $16.91         $17.82     $13.75
     11.36%        24.56%      14.26%            5.19%        24.85%     26.53%   27.98%          2.14%         30.95%     14.58%

   $31,034       $19,312      $6,383         $995,738      $926,382   $878,776 $149,103       $298,643      $306,217    $162,949
      3.10%+        3.03%       4.06%+           0.69%+        0.78%      0.98%    1.09%+        (0.70)%+      (0.11)%      1.40%+
      0.85%+        0.85%       0.84%+           1.33%+        1.35%      1.50%    1.49%+         1.75%         1.75%+      1.75%+
     26.46%        89.77%      29.46%           43.75%       118.14%    128.36%  110.65%         55.91%        88.98%      36.81%
   $0.0595       $0.0423        N/A           $0.0594       $0.0596        N/A      N/A        $0.0563       $0.0573         N/A
     $0.18         $0.34       $0.13             --            --         --      $0.03            --         ($0.05)      $0.07

      1.45%+        1.45%       3.16%+           --            --         --       1.79%+         1.75%+        1.79%       2.07%+
      --            --          --               --            --         --       --              --             --         --

**   Total return represents aggregate total return for the periods indicated.
+    Annualized.
++ The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.
# Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

                                                                                          SMALL CAP FUND

Selected Per Share Data for the Year or           Period Ending                           Fiscal Year Ended June 30
  Period Ended:                                    December 31,  ------------------------------------------------------------------
                                                      1996
                                                   (UNAUDITED)   1996      1995     1994     1993      1992      1991     1991(A)


Net asset value-- beginning of year                  $21.55     $17.11    $15.15   $16.83    $12.90   $13.24    $10.05    $10.62
Net investment income/(loss)                          (0.08)     (0.09)    (0.10)   (0.12)    (0.11)   (0.06)    (0.06)    (0.07)
Net realized and unrealized gain/(loss)
  on investments                                       0.21       6.31      3.04    (0.47)     4.04     3.25      3.27      2.71
Net increase/(decrease) in net assets
  resulting from investment operations                 0.13       6.22      2.94    (0.59)     3.93     3.19      3.21      2.64

Distributions:
  Dividends from net investment income                  --         --        --       --       --        --        --        --
  Distributions in excess of net
    investment income                                   --         --        --       --       --        --        --        --
  Distributions from net realized
    capital gains                                     (3.28)     (1.78)    (0.98)   (1.09)     --      (2.75)    (0.02)    (0.02)
  Distribution in excess of net realized
    capital gains                                       --         --        --       --       --        --        --        --
  Distributions from capital                            --         --        --       --       --      (0.78)      --        --
Total distributions                                   (3.28)     (1.78)    (0.98)   (1.09)     --      (3.53)    (0.02)    (0.02)
Net asset value-- end of year                        $18.40     $21.55    $17.11   $15.15    $16.83   $12.90    $13.24    $13.24
Total return**                                         0.68%     39.28%    20.12%   (1.59)%   30.47%   27.69%    31.97%    24.89%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of year (in 000's)                 $220,684   $275,062  $202,399 $209,063  $219,968 $176,588   $27,181   $27,181
Ratio of net investment income/(loss)                 (0.74)%+   (0.47)%   (0.57)%  (0.68)%   (0.69)%  (0.44)%   (0.47)%   (0.45)%+
  to average net assets
Ratio of expenses to average net assets,               1.23%+     1.24%     1.37%    1.35%     1.40%    1.50%     1.50%     1.45%+
  excluding interest expense
Portfolio turnover rate                               28.63%     80.00%    85.07%   95.22%   130.37%   80.67%   194.63%   188.16%
Average commission rate paid+++                     $0.0524    $0.0529      N/A      N/A       N/A      N/A       N/A       N/A
Net investment income/(loss) before deferral
  of fees and absorption by Manager                     --         --        --       --        --       --        --        --
Expense ratio before deferral of fees and
  absorption of expenses by Manager, including
  interest expense                                      --         --        --       --        --       --        --        --
Expense ratio including interest expense                --         --        --       --        --       --        --        --

(A) The Small Cap Fund's Class R Shares became available for investment by the public on July 13, 1990.
(B)  The Small Cap Fund's Class R Shares  commenced  operations  on December 29,
     1995.
(C) The California Tax-Free Intermediate Bond Fund's Class R Shares commenced operations on July 1, 1993.
(D) The California Tax-Free Money Fund's Class R Shares commenced operations on September 30, 1994.
(E) The Federal Tax-Free Money Fund's Class R Shares commenced operations on July 15, 1996.
**   Total return represents aggregate total return for the periods indicated.
+    Annualized.
++ The amount shown in this caption for each share outstanding throughout the period may not be in accord wit the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.



        Small Cap                     California Tax-free                    California Tax-free         Federal Tax-free
    Opportunities Fund              Intermediate Bond Fund                       Money Fund                 Money Fund

Period Ending            Period Ending    Fiscal Year Ended June 30                        Fiscal Year
 December 31,    FYE      December 31,   ----------------------------     Period Ending       Ended           Period Ending
     1996      June 30       1996                                       December 31, 1996    June 30        December 31, 1996
 (Unaudited)   1996(B)    (Unaudited)     1996      1995       1994(C)     (Unaudited)      1996    1995(D)    (Unaudited)

   $15.80      $12.00       $12.23       $12.04    $11.79        $12.00       $1.00         $1.00    $1.00        $1.00
    (0.07)       0.02         0.27         0.54      0.44          0.41       0.014         0.030+   0.027        0.017
     0.74        3.78++       0.24         0.19      0.25         (0.21)      0.000         0.000##  0.000+       0.000

     0.67        3.80         0.51         0.73      0.69          0.20       0.014         0.030    0.027        0.017
    (0.00)##     --          (0.27)       (0.54)    (0.44)        (0.41)     (0.014)       (0.030)  (0.027)      (0.017)
     --          --            --           --        --            --         --            --     (0.000)+        --
     --          --            --           --      (0.00)##      --           --            --        --           --
     --          --            --           --        --            --         --            --        --           --
     --          --            --           --        --            --         --            --        --           --
   (0.00)##      --          (0.27)       (0.54)    (0.44)        (0.41)     (0.014)       (0.030)  (0.027)      (0.017)
  $16.47      $15.80        $12.47       $12.23    $12.04        $11.79       $1.00         $1.00    $1.00        $1.00
    4.26%      31.67%         4.19%        6.11%     6.03%         1.65%       1.45%         3.03%    2.68%        1.66%

$200,745    $136,140       $18,735      $13,948    $5,153       $11,556    $116,505       $98,134  $64,780     $100,586

  (0.94)%+      0.23%+        4.28%+       4.34%     3.71%         3.44%       2.86%+        2.99%    3.55%+       3.54%+
    1.51%+      1.50%+        0.68%+       0.61%     0.56%         0.23%       0.58%+        0.59%    0.33%+       0.00%+
   86.20%      81.29%        13.89%       58.11%    37.93%        77.03%       --            --         --          --
 $0.0556      $0.058           --            --       --           --          --            --         --          --

  ($0.09)     ($0.04)        $0.24        $0.43     $0.34         $0.25      $0.013        $0.028   $0.023       $0.013

    1.86%+      2.16%+        1.18%+       1.43%     1.41%         1.63%       0.89%+        0.80%    0.86%+       0.81%+
      --          --           --            --       --           --          --             --        --          --

# Per shares numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
##   Amount represents less than $0.01 per share.
+    Amount represents less than $0.001 per share.

                                                                                 Government Reserve Fund

                                                       Period Ending                   Fiscal Year Ended June 30
                                                     December 31, 1996  -----------------------------------------------------------
Selected Per Share Data for the Year or                 (Unaudited)          1996          1995           1994           1993(A)
  Period Ended:

Net asset value--beginning of year                         $1.00            $1.00          $1.00         $1.00            $1.00
Net investment income/(loss)                               0.025            0.052          0.049         0.029            0.024
Net realized and unrealized gain (loss) on investments     0.000##          0.000##        0.000##       0.000##          0.000##
Net increase (decrease) in net assets resulting
   from investment operations                              0.025            0.052          0.049         0.029            0.024
Distributions:
  Dividends from net investment income                    (0.025)          (0.052)        (0.049)       (0.029)          (0.024)
  Dividends in excess of net investment income              --                --             --            --               --
  Distributions from net realized capital gains             --                --             --            --               --
  Distribution in excess of net realized capital gains      --                --             --            --               --
  Distributions from capital                                --                --             --            --               --
Total distributions                                       (0.025)          (0.052)        (0.049)       (0.029)          (0.024)
Net asset value-- end of year                              $1.00            $1.00          $1.00         $1.00            $1.00

Total return**                                              2.50%            5.28%          4.97%         2.96%            2.41%

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of year (in 000's)                      $446,518         $439,423       $258,956      $211,129         $124,795
Ratio of net investment income/loss                         4.91%+           5.17%          4.92%         2.99%            2.96%+
   to average net assets
Ratio of expenses to average net assets,                    0.60%+           0.60%          0.60%         0.60%            0.38%+
   excluding interest expense
Portfolio turnover rate                                      --               --             --             --               --
Average commission rate paid+++                              --               --             --             --               --
Net investment income/(loss) before deferral of fees
   and absorption of expenses by Manager                  $0.024           $0.050         $0.047        $0.028           $0.013
Expense rate before deferral of fees and absorption of
    expenses by manager, including interest expense         0.72%+           0.74%          0.79%         0.71%            0.77%+
Expense ratios including interest expense                    --               --            0.63%           --               --

(A) The Government Reserve Fund's Class R Shares commenced operations on September 14, 1992.
(B) The Short Duration Government Bond Fund's Class R Shares commenced operations on December 18, 1992.
**   Total return represents aggregate total return for the periods indicated.
+    Annualized
+++ Average commission rate paid per share of securities purchased and sold by the Fund.
#    Amount represents less than $0.01 per share.
##   Amount represents less than $0.001 per share.

                       Short Duration Government Bond Fund

  Period Ending                    Fiscal Year Ended June 30
December 31, 1996  ------------------------------------------------------------
   (Unaudited)       1996             1995            1994           1993(B)

     $9.92           $9.95           $9.80           $10.23          $10.00
      0.29            0.60            0.62             0.61            0.33

      0.08           (0.04)           0.16            (0.34)           0.23

      0.37            0.56            0.78             0.27            0.56

     (0.29)          (0.59)          (0.62)           (0.56)          (0.33)
       --            (0.00)#           --             (0.07)            --
       --              --              --               --              --
       --              --              --             (0.07)            --
       --              --            (0.01)             --            (0.00)#
     (0.29)          (0.59)          (0.63)           (0.70)          (0.33)
    $10.00           $9.92           $9.95            $9.80          $10.23
      3.82%           5.74%           8.28%            2.49%           5.66%

   $39,408         $22,681         $17,093          $21,937         $22,254
      5.84%+          5.88%           6.41%            5.93%           6.02%+
      0.61%+          0.60%           0.47%            0.25%           0.22%+
    202.74%         349.62%         284.23%          603.07%         213.22%
      --               --              --               --              --

     $0.29           $0.52           $0.54            $0.51           $0.27

      1.85%+          2.31%           2.23%            1.75%           2.07%+
      1.35%+          1.55%           1.38%            0.71%            --

The Funds' Investment Objectives And Policies

The investment objective and general investment policies of each Fund are described below. Specific portfolio securities that may be purchased by the Funds are described in "Portfolio Securities" beginning on page 27. Specific investment practices that may be employed by the Funds are described in "Other
Investment Practices" beginning on page 31. Certain risks associated with investments in the Funds are described in those sections as well as in "Risk
Considerations" beginning on page 33. Certain terms used in the Prospectus are defined in the glossary found at the end of this Prospectus.

                                                  SUMMARY COMPARISON OF FUNDS


                                                   Anticipated  Maximum                                    Typical Market
                                                   Equity       Debt                                       Capitalization of
Fund Name                                          Exposure     Exposure   Focus                           Portfolio Companies

The Emerging/Global/International Market Funds
   Emerging Asia Fund                              65-100%      35%        Asian Growth                    Any size
   Emerging Markets Fund                           65-100%      35%        Foreign Emerging Growth         Any size
   Global Communications Fund                      65-100%      35%        Worldwide Communication         Any size
   Global Opportunities Fund                       65-100%      35%        Worldwide Growth                Any size
   International Growth Fund                       65-100%      35%        Foreign Growth                  Over $1 Billion
   International Small Cap Fund                    65-100%      35%        Foreign Small-Cap               Less than $1 Billion
   Latin America Fund                              65-100%      35%        Latin American Growth           Any size
The Multi-Strategy Funds
   Asset Allocation Fund                           20-80%       20-80%     Balanced                        Any size
   Global Asset Allocation Fund                    10-95%       100%       Worldwide Balanced              Any size
   Select 50 Fund                                  65-100%      35%        Worldwide Growth                Any size
The U.S. Equity Funds
   Equity Income Fund                              65-100%      35%        Large-Cap Dividend              Over $1 Billion
   Growth Fund                                     65-100%      35%        Growth                          Over $1 Billion
   Micro Cap Fund                                  65-100%      35%        Micro-Cap                       Less than $600 Million
   Small Cap Fund                                  80-100%      35%        Small-Cap                       Less than $1 Billion
   Small Cap Opportunities Fund                    65-100%      35%        Small-Cap                       Less than $1 Billion
The Fixed-Income and Money Market Funds
   California Tax-Free Intermediate Bond Fund      0%           100%       California Tax-Free Income      N/A
   California Tax-Free Money Fund                  0%           100%       California Tax-Free Income      N/A
   Federal Tax-Free Money Fund                     0%           100%       Federal Tax-Free Income         N/A
   Government Reserve Fund                         0%           100%       Income                          N/A
   Short Duration Government Bond Fund             0%           100%       Income                          N/A

   Total Return Bond Fund                          0%           100%       Total Return                    N/A


The Emerging/Global/International Markets Funds

Montgomery Emerging Asia Fund (the "Emerging Asia Fund")

The investment objective of the Montgomery Emerging Asia Fund is long-term capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies that have their principal activities in emerging Asia. The Fund currently considers the following to be emerging Asian countries: Bangladesh, China and Hong Kong (the Fund considers China and Hong Kong to be one single emerging Asia country), India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. The Fund does not expect to invest in Japanese securities, however. In the future, the Fund may invest in other countries in Asia when their markets become sufficiently developed. Under normal conditions, the Fund maintains investments in at least three emerging Asian countries at all times and invests no more than one-third of its total assets in any one emerging Asian country (other than China and Hong Kong or Malaysia where the Fund may invest without being subject to the one-third of total assets limit). As part of the remaining 35% of its total assets, the Fund may invest in more developed Asian countries, such as Japan and Hong Kong, that may serve defensive purposes in an Asian portfolio. Alternatively, companies in more developed Asian markets may have significant operations in emerging Asian countries.

The Fund considers a company to be an emerging Asian company if its securities are principally traded in the capital market of an emerging Asian country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging Asian countries or from sales made in such emerging Asian countries, regardless of where the securities of such company are primarily traded; or it is organized under the laws of, and with a principal office in, an emerging Asian country.

Emerging Asian countries are in various stages of economic development with most being considered emerging markets. Each country has its unique risks. Most emerging Asian countries are heavily dependent on international trade. Some have prosperous economies, but are sensitive to world commodity prices. Others are especially vulnerable to recession in other countries. Some emerging Asian countries have experienced rapid growth, although many suffer from obsolete financial systems, economic problems, or archaic legal systems. The return of Hong Kong to Chinese dominion will affect the entire Pacific region. For information on risks, see "Portfolio Securities," "Risk Considerations" and the Statement of Additional Information.


The Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It may invest up to 35% of its total assets in high yield debt securities, including up to 5% in high yield debt securities rated below investment grade (also known as "junk bonds"). See "Portfolio Securities" and "Risk Considerations."


The Fund may invest in certain debt securities issued by the governments of emerging Asian countries that are, or may be eligible for, conversion into investments in emerging Asian companies under debt conversion programs sponsored by such governments. The Fund deems securities that are convertible to equity investments to be equity derivative securities. See "Portfolio Securities."

Montgomery Emerging Markets Fund (the "Emerging Markets Fund")

The investment objective of the Emerging Markets Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of Emerging Market Companies. Under normal conditions, the Emerging Markets Fund maintains investments in at least six emerging market countries at all times and invests no more than 35% of its total assets in any one emerging market country. The Manager currently regards the following to be emerging market countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay, Venezuela); Asia (Bangladesh, China, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand, Vietnam); southern and eastern Europe (Czech Republic, Greece, Hungary, Poland, Portugal, Russia, Turkey); the Middle East (Israel, Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia, Zimbabwe). In the future, the Fund may invest in other emerging market countries.

This Fund uses a proprietary, quantitative asset allocation model created by the Manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percent of assets to invest in each country to maximize expected returns for a given risk level. The Fund's aims are to invest in those countries that are expected to have the highest risk/reward trade-off when incorporated into a total portfolio context. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research and publicly available information and company visits.

This Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

This Fund may invest in certain debt securities issued by the governments of emerging market countries that are, or may be eligible for, conversion into investments in Emerging Market Companies under debt conversion programs sponsored by such governments. The Fund deems securities that are convertible to equity investments to be equity derivative securities.

Montgomery Global Communications Fund (the "Communications Fund")

The investment objective of the Communications Fund is capital appreciation. Under normal conditions, the Communications Fund seeks to achieve its investment objective by investing at least 65% of its total assets in equity securities of communications companies, which may be of any size, throughout the world. For this purpose, the Fund defines a "communications company" as a company engaged in the development, manufacture or sale of communications equipment or services that derived at least 50% of either its revenues or earnings from these activities, or that devoted at least 50% of its assets to these activities, based on the company's most recent fiscal year.

Communications companies range from companies concentrating on established technologies to companies primarily engaged in creating or developing new technologies. They include companies that develop, manufacture, sell or provide communications equipment and services (including equipment and services for data, voice and image transmission); broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); mobile communications and cellular phones and paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; electronic components and equipment; print media; computer equipment; videotext and teletext; and new technologies combining television, telephones and computer systems. Over time, communication products and services change because the global communications industry is changing rapidly due to new technology and other developments.

The Communications Fund's portfolio management believes that world-wide demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information will continue to grow in the future. It also believes that the global trend appears to be toward lower costs and higher efficiencies resulting from combining communications systems with computers and, accordingly, the Fund may invest in companies engaged in the development of methods for using new technologies to communicate information as well as companies using established communications technologies.

The Communications Fund may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. The Communication Fund invests in companies that, in the opinion of the Manager, have potential for above-average, long-term growth in sales and earnings on a sustained basis and that are reasonably priced. The Manager considers a number of factors in evaluating potential investments, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development, and marketing; development of new technologies; service; pricing flexibility; quality of management; and general operating characteristics.

The Communications Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, the Communications Fund invests in at least three different countries, which may include the U.S., but no country, other than the U.S., may represent more than 40% of its assets. A significant portion of the Communications Fund's assets are invested in the securities of foreign issuers because many attractive investment opportunities, including many of the world's communications companies, are outside the U.S. The Manager uses its financial expertise and research capabilities in markets located throughout the world in attempting to identify securities providing the greatest potential for long-term capital appreciation. For information on risks, see "Portfolio Securities" and "Risk Considerations."

Montgomery Global Opportunities Fund (the "Opportunities Fund")

The investment objective of the Opportunities Fund is capital appreciation. Under normal conditions, the Opportunities Fund seeks to achieve its investment objective by investing at least 65% of its total assets in equity securities of companies, which may be of any size, throughout the world. The Opportunities Fund emphasizes common stocks of those companies.

The Opportunities Fund may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. The Opportunities Fund invests in companies that, in the opinion of the Manager, have potential for above-average, long-term growth in sales and earnings on a sustained basis and that are reasonably priced. The Manager considers a number of factors in evaluating potential investments, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development, and marketing; development of new technologies; service; pricing flexibility; quality of management; and general operating characteristics.

The Opportunities Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, the Opportunities Fund invests in at least three different countries, which may include the U.S., but no country, other than the U.S., may represent more than 40% of its assets. A significant portion of the Opportunities Fund's assets are invested in the securities of foreign issuers because many attractive investment opportunities are outside the U.S. The Manager uses its financial expertise and research capabilities in markets located throughout the world in attempting to identify securities providing the greatest potential for long-term capital appreciation. For information on risks, see "Portfolio Securities" and "Risk Considerations."


Montgomery International Growth Fund (the "International Growth Fund")

The investment objective of the International Growth Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations over $1 billion. This Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in equity securities of U.S. companies, in lower-capitalization companies or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities" and "Risk Considerations."

This Fund targets companies with potential for above average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared to the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth, return on capital, balance sheet, financial and accounting policies, overall financial strength, industry sector, competitive advantages and disadvantages, research, product development and marketing, new technologies or services, pricing flexibility, quality of management, and general operating characteristics.

This Fund may invest  substantially  in  securities  denominated  in one or more foreign currencies. Under normal conditions, it invests in at least three different countries outside the U.S., but no country may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. The Fund also will use a strategic allocation of assets among countries based on fundamental and quantitative research. See "Risk Considerations."

Montgomery International Small Cap Fund (the "International Small Cap Fund")

The investment objective of the International Small Cap Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations of less than $1 billion. The Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in companies having market capitalizations of $1 billion or more, or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities" and "Risk Considerations."

This Fund targets companies with potential for above average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared to the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development and marketing; new technologies or services; pricing flexibility; quality of management; and general operating characteristics.

This Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries outside the U.S., but no country may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. See "Risk Considerations."


Montgomery Latin America Fund (the "Latin America Fund")

The investment objective of the Latin America Fund is long-term capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of companies that have their principal activities in Latin America. The Latin America Fund currently considers Mexico, Central America, South America and the islands of the Caribbean to be in Latin America. Under normal conditions, the Fund maintains investments in at least three Latin America countries at all times and invests no more than one-half of its total assets in any one Latin America country (other than Brazil and Mexico where the Fund may invest up to 75% and 67% of its assets, respectively). In order to avoid disproportionate concentration of the Fund's total assets in any one Latin America country, the Manager currently expects to limit the Fund's investment in any one Latin America country to 10 times that country's relative market capitalization as reflected in a broad-based Latin America equity index. As of December 31, 1996, the relative market capitalization of the top five Latin America markets are as follows:

                 Country       Market Capitalization (in US$ millions)*
                 -------       ----------------------------------------
                  Brazil                       $169,100
                  Mexico                        $92,583
                  Chile                         $49,961
                Argentina                       $44,163
                Venezuela                        $7,207

* Investors should note that given the volatile nature of the stock markets in most Latin America countries, the market capitalization shown above can, and will, change frequently and dramatically.

The Fund considers a company to be a Latin American company if its securities are principally traded in the capital market of a Latin American country; it derives at least 50% of its total revenues from either goods produced or services rendered in Latin American countries or from sales made in such Latin American countries, regardless of where the securities of such company are primarily traded; or it is organized under the laws of, and with a principal office in, a Latin American country.

The Manager believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less government intervention in economic affairs. However, Latin American countries are in various stages of economic development and are considered emerging markets. Each country has its unique risks. For information on risks, see "Portfolio Securities," "Risk Considerations" and the Statement of Additional Information.

The Fund invests primarily in common stock but also may invest in other types of equity derivative securities. It also may invests up to 35% of its total assets in high-yield debt securities, including up to 15% in high-yield debt securities rated below investment grade (also known as "junk bonds"). The debt securities may be dollar-denominated U.S. securities or debt securities of companies or governments of Latin America. See "Portfolio Securities" and "Risk Considerations." During the two-to-three month period following the commencement of the Fund's operations, the Fund may have its assets invested substantially in cash and cash equivalents.

The Fund may invest in certain debt securities issued by the governments of Latin American countries that are, or may be eligible for, conversion into investments in Latin American companies under debt conversion programs sponsored by such governments. The Fund deems securities that are convertible to equity investments to be equity derivative securities. See "Portfolio Securities."


The Multi-Strategy Funds

Montgomery Asset Allocation Fund (the "Asset Allocation Fund")

The  investment  objective  of the Asset  Allocation  Fund is to seek high total return,  while  also  seeking  to reduce  risk,  through a  strategic  or active allocation of assets among domestic  stocks,  debt  instruments and cash or cash equivalents.  The Fund is a "fund of funds" which means the Fund will not invest directly in securities but will instead  invest in a diversified  group of three
Funds from The Montgomery Funds family (each, an "Underlying  Fund") the Manager considers to be  appropriate  investments  for  achieving  the Asset  Allocation
Fund's investment objective. The Asset Allocation Fund adjusts the proportion of its  investments  in each of these  categories  as needed to  respond to current market  conditions,  primarily by changing its allocation  percentage  among the different  Underlying  Funds.  The following  table  illustrates the anticipated allocation methodology:
                                Asset Allocation Fund Allocation
----------------------------------------------------------------------------------------------------------
                 Investment          Anticipated Range of                    Underlying
                    Focus              Asset Allocation                         Fund
----------------------------------------------------------------------------------------------------------
Domestic Stocks                           20% to 80%       Growth Fund
----------------------------------------------------------------------------------------------------------
Debt Instruments                          20% to 80%       Total Return Bond Fund or other investment
                                                           grade bond funds advised by the Manager
----------------------------------------------------------------------------------------------------------
Cash and cash equivalents                  0% to 50%       Government Reserve Fund
----------------------------------------------------------------------------------------------------------

The Manager will implement its allocation strategy with the use of a quantitative risk model and computer optimization program. The Manager may temporarily increase the Fund's cash allocation from its set strategy in order to meet anticipated redemptions.

Montgomery Global Asset Allocation Fund (the "Global Asset Allocation Fund")

The  Investment  objective of the Global Asset  Allocation  Fund is to seek high total return,  while also seeking to reduce risk,  through a strategic or active allocation of assets among investments in five asset classes -- domestic stocks, international  developed  markets  stocks,  emerging  markets  stocks,  domestic dollar-denominated debt instruments and cash or cash equivalents.  The Fund is a
"fund of funds" which means the Fund will not invest  directly in securities but will instead  invest in a  diversified  group of five funds from The  Montgomery
Funds family  (each,  an  "Underlying  Fund") which the Manager  considers to be appropriate investments for achieving the Fund's investment objective.  The Fund adjusts the proportion of its investments in each of these  categories as needed to respond to current  market  conditions,  primarily by changing its allocation percentage among the different Underlying Funds. The following table illustrates the anticipated allocation methodology:
                                     Global Asset Allocation Fund Allocation
------------------------------------------------------------------------------------------------------------------------
                 Investment                   Anticipated Range of                   Underlying
                    Focus                       Asset Allocation                        Fund
------------------------------------------------------------------------------------------------------------------------

Domestic Stocks                                    5% to 60%        Growth Fund
------------------------------------------------------------------------------------------------------------------------
International Developed Markets Stocks             5% to 60%        International Growth Fund
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Stocks                            0% to 20%        Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------
U.S. Dollar Denominated Debt Instruments           10% to 70%       Total Return Bond Fund or other general investment
                                                                     grade bond funds advised by the Manager
------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                          0% to 100%       Government Reserve Fund
------------------------------------------------------------------------------------------------------------------------


The Manager will implement its allocation strategy with the use of a quantitative risk model and computer optimization program. The Manager may temporarily increase the Fund's cash allocation from its set strategy in order to meet anticipated redemptions.


 Montgomery Select 50 Fund (the "Select 50 Fund")


The investment objective of the Select 50 Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in at least 50 different equity securities of companies of all sizes throughout the world.

This Fund invests primarily in 10 equity securities from each of the Manager's five different equity disciplines. These five disciplines, which may be adjusted from time to time, include U.S. Growth Equity, U.S. Smaller Capitalization Companies, U.S. Equity Income, International and Emerging Markets. See "Management of the Funds." The Manager's equity teams select those securities based on the potential for capital appreciation.

This Fund generally invests the remaining 35% of its total assets in equity securities with the potential for capital appreciation but may invest those assets in other equity securities or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

This Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries which may include the U.S., but no country, other than the U.S., may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies in which this Fund may invest. See "Risk Considerations."

The U.S. Equity Funds

Montgomery Equity Income Fund (the "Equity Income Fund")

The investment objective of the Equity Income Fund is to provide current income and capital appreciation primarily through investments in equity securities of domestic companies, with the goal that the Fund provide a significantly greater yield than the average yield offered by the stocks of the S&P 500 and a low level of price volatility. Under normal market conditions, the Equity Income Fund will invest at least 65% of the value of its total assets in income-producing equity securities of domestic companies, which include common stocks, preferred stocks and other securities, and debt securities convertible into common stocks.

The Fund's equity investments emphasize common stock of U.S. corporations that regularly pay dividends. The Fund normally invests in companies having a total market capitalization of more than $1 billion, targeting companies with favorable long-term fundamental characteristics with current relative yields at the upper end of their historical ranges. The Fund initially identifies a universe of investment candidates by screening companies based on relative yield and targeting companies with a minimum yield of 140% of the average yield of the S&P 500. The Fund uses this relative yield strategy to assist in identifying undervalued securities. The companies are usually in the maturing stages of development or operating in slower growth areas of the economy, and have conservative accounting, strong cash flows to maintain dividends, low financial leverage and market leadership. The Fund usually holds companies for a period of two to four years, resulting in relatively low turnover. The Fund will usually begin to reduce its position in a company as the price moves up and yield drops to the lower end of its historical range. In addition, the Fund will usually reduce or sell its holdings in a company that reduces or eliminates its dividend, or upon a significant fundamental change impairing a company's ability to pay dividends. See "Portfolio Securities."

Although the Fund normally invests more than 65% of its assets in income-producing equity securities as described above, under normal market conditions it may invest up to 35% of its total assets in debt instruments, emphasizing cash equivalents in an effort to provide income at money market rates while minimizing the risk of decline in value. The Fund attempts to achieve low price volatility through its investment in mature companies and by investing in cash and cash equivalents. In addition, the Fund may invest up to 20% of its total assets in the equity or debt securities of foreign issuers. See "Portfolio Securities."

Montgomery Growth Fund (the "Growth Fund")

The investment objective of the Growth Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of domestic companies. Although such companies may be of any size, the Fund targets companies having total market capitalizations of $1 billion or more. The Fund emphasizes investments in common stock but also invests in other types of equity securities and equity derivative securities. Current income from dividends, interest and other sources is only incidental. The Fund also may invest up to 35% of its total assets in investment grade debt securities. See "Portfolio Securities." The Manager does not expect the Growth Fund to be consistently fully invested in equity securities. During periods that the Manager deems appropriate, the Fund may take a more defensive position and be significantly invested in cash and cash equivalents.

The Growth Fund seeks growth at a reasonable value, identifying companies with sound fundamental value and potential for substantial growth. The Fund selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Fund initially identifies a universe of investment candidates by screening companies based on changes in rates of growth and valuation ratios such as price to sales, price to earnings and price to cash flows. Through this process the Fund seeks to identify rapidly growing companies with reasonable valuations and accelerating growth rates, or having low valuations and initial signs of growth. The Fund then subjects these companies to a rigorous fundamental analysis focusing on balance sheets and income statements; company visits and discussions with management; contact with industry specialists and industry analysts; and review of the competitive environments.

Montgomery Micro Cap Fund (the "Micro Cap Fund")

The investment objective of the Micro Cap Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of domestic companies that have potential for rapid growth and are micro-capitalization companies, which the Fund currently considers to be companies having market capitalizations that would place them in the smallest 10% of market capitalizations for domestic companies as measured by the Wilshire 5000 Index. Currently, these companies have market capitalizations of $600 million and less. Current income from dividends, interest and other sources is only incidental. The Micro Cap Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those in other equity securities and in debt instruments, including foreign securities. Any debt securities purchased by this Fund must be investment grade debt securities. See "Portfolio Securities."

The Micro Cap Fund seeks to identify potential rapid growth companies at the early stages of the companies' developments, such as at the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Early identification of potential investments is a key to the Fund's investment style. Emphasis is placed on in-house research, which includes discussions with company management.

The Micro Cap Fund is currently closed to new investors. The Manager may, however, reopen and close the Micro Cap Fund to new investors from time to time at its discretion. If this Fund is closed, shareholders who maintain open accounts with the Fund may make additional investments in the Fund. Once a shareholder's account is closed, additional investments in the Fund may not be possible.

Montgomery Small Cap Fund (the "Small Cap Fund")

The investment objective of the Small Cap Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion. The Small Cap Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in companies having total market capitalizations of $1 billion or more.

Generally, the Small Cap Fund invests at least 80% of its total assets in common stock. It also may invest in other types of equity securities and equity derivative securities but limits to 5% of its total assets any single other type of security. Any debt securities purchased by this Fund must be investment grade debt securities. See "Portfolio Securities." Current income from dividends, interest and other sources is only incidental.

The Small Cap Fund seeks to identify potential growth companies at an early stage or a transitional point of the companies' developments, such as the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Using fundamental research, the Fund targets businesses having positive internal dynamics that can outweigh unpredictable macro-economic factors, such as interest rates, commodity prices, foreign currency rates and overall stock market volatility. The Fund searches for companies with potential to gain market share within their respective industries; achieve and maintain high and consistent profitability; produce increases in quarterly earnings; and provide solutions to current or impending problems in their respective industries or society at large. Early identification of potential investments is a key to the Fund's investment style. Heavy emphasis is placed on in-house research, which includes discussions with company management. The Fund also draws on the expertise of brokerage firms, including Montgomery Securities and regional firms that closely follow smaller capitalization companies within their geographic regions.

The Small Cap Fund has been closed to new investors since March 6, 1992. Shareholders who maintain open accounts with this Fund may make additional investments. Once your account is closed, additional investments in this Fund may not be possible. An Account may be considered closed and subject to redemption by this Fund if the value of the shares remaining after a transfer or redemption falls below $1,000. This Fund may resume sales of shares to new investors at some future date, but it has no present intention to do so.

Montgomery Small Cap Opportunities Fund (the "Small Cap Opportunities Fund")

The investment objective of the Small Cap Opportunities Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion. The Small Cap Opportunities Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in domestic and foreign companies having total market capitalizations of $1 billion or more. This Fund invests primarily in common stock. It also may invest in other types of equity securities and equity derivative securities. Any debt securities purchased by the Fund must be investment grade debt securities. See "Portfolio Securities." Current income from dividends, interest and other sources is only incidental.

This Fund seeks to identify potential growth companies at an early stage or a transitional point of their developments, such as the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Using fundamental research, the Fund targets businesses having positive internal dynamics that can outweigh unpredictable macro-economic factors, such as interest rates, commodity prices, foreign currency rates and overall stock market volatility. The Fund searches for companies with potential to gain market share within their respective industries; achieve and maintain high and consistent profitability; produce increases in quarterly earnings; and provide solutions to current or impending problems in their respective industries or society at large. Early identification of potential investments is a key to the Fund's investment style. Heavy emphasis is placed on in-house research, which includes discussions with company management. The Fund also draws on the expertise of brokerage firms, including Montgomery Securities and regional firms that closely follow smaller capitalization companies within their geographic regions.

The Fixed-Income and Money Market Funds

Montgomery   California   Tax-Free   Intermediate  Bond  Fund  (the  "California
     Intermediate Bond Fund")
Montgomery California Tax-Free Money Fund (the "California Money Fund") Montgomery Federal Tax-Free Money Fund (the "Federal Money Fund")


The investment objective of the California Intermediate Bond Fund is to provide maximum current income exempt from federal income and California personal income taxes consistent with preservation of capital and prudent investment management. The investment objective of the California Money Fund is to maintain a stable net asset value while maximizing current income exempt from federal and California personal income taxes consistent with liquidity and preservation of capital. The investment objective of the Federal Money Fund is to maintain a stable net asset value while maximizing current income exempt from federal income tax consistent with liquidity and preservation of capital. Under normal conditions, the Federal Money Fund seeks to achieve its objective by investing at least 80% of its net assets in municipal securities, the interest from which is, in the opinion of counsel to the issuer, exempt from federal income tax. Under normal conditions, the California Money Fund seeks to achieve its objective by investing at least 80% of its net assets in municipal securities and at least 65% of net assets in debt securities, the interest from which is, in the opinion of counsel to the issuer, also exempt from California personal income taxes ("California municipal securities"). Under normal conditions, the California Intermediate Bond Fund seeks to achieve its objective by investing at least 80% of its net assets in California municipal securities. The above investment objectives and percentage requirements are fundamental and may not be changed without shareholder approval.


The California Intermediate Bond Fund is designed primarily for investors who seek higher yields than tax-free money market funds generally offer and are willing to accept some fluctuation in this Fund's share value but who are not willing to accept the greater fluctuations that long-term tax-free bond funds might entail. This Fund is not an appropriate investment for investors whose primary investment objective is absolute principal stability. Because the value of the securities in which this Fund invests generally changes with interest rates, the value of its shares will fluctuate unlike shares of a money market fund, which seeks to maintain a stable net asset value per share of $1.00. Consequently, this Fund seeks to reduce such fluctuations by managing the effective duration, and thus the interest risk, of its portfolio. (Effective duration is an indicator of a security's sensitivity to interest rate change. See "Duration" in the Glossary.) Under normal conditions, the average dollar-weighted portfolio maturity of the California Intermediate Bond Fund is expected to stay within a range of 5 to 10 years. However, this Fund may invest in securities of any maturity. This Fund is not suitable for investors who cannot benefit from the tax-exempt character of its dividends, such as IRAs, qualified retirement plans or tax-exempt entities.

At least 80% of the value of the California Intermediate Bond Fund's net assets must consist of California municipal securities that at the time of purchase are rated investment grade, that is, within the four highest ratings of municipal securities (AAA to BBB) assigned by S&P, (Aaa to Baa) assigned by Moody's, or (AAA to BBB) assigned by Fitch; or have S&P's short-term municipal rating of SP-2 or higher, or a municipal commercial paper rating of A-2 or higher; Moody's short-term municipal securities rating of MIG-2 or higher, or VMIG-2 or higher, or a municipal commercial paper rating of P-2 or higher; or have Fitch's short-term municipal securities rating of FIN-2 or higher, or a municipal commercial paper rating of Fitch-2 or higher; or if unrated by S&P, Moody's or Fitch, are deemed by the Manager to be of comparable quality, using guidelines approved by the Board (but not to exceed 20% of this Fund's net assets). Debt securities rated in the lowest category of investment grade debt may have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than is the case with higher grade bonds. However, there is no assurance that any municipal issuers will make full payments of principal and interest or remain solvent. For a description of the ratings, see the Appendix in the Statement of Additional Information. See also "Risk Considerations."

Under normal conditions, the California Intermediate Bond Fund and the California Money Fund seek to invest in California municipal securities to the greatest extent practicable, but they may, however, invest in other municipal securities if in such Fund's opinion, suitable California municipal securities are not available. The California Intermediate Bond Fund may invest up to 20%, and the Federal Money and California Money Funds may invest up to 35%, of their respective total assets in cash, U.S. government securities, and obligations of U.S. possessions, commercial paper and other investment grade debt securities, including corporate debt instruments or instruments the interest from which is subject to the federal alternative minimum tax for individuals. Additionally, the California Intermediate Bond Fund may invest up to 20% and the California Money Fund may invest 35%, of their respective total assets in investment grade municipal securities other than California municipal securities. From time to time, the California Intermediate Bond and the California Money Funds may invest more than 25% of their total assets in private activity bonds and industrial development bonds of issuers located in California.

The Federal Money and California Money Funds seek to maintain a stable net asset value per share of $1.00 in compliance with Rule 2a-7 under the Investment Company Act and, pursuant to procedures adopted under such Rule, limit their investments to those securities that the Board determines present minimal credit risks and have remaining maturities, as determined under the Rule, of 397 calendar days or less. These Funds also maintain a dollar-weighted average maturity of their portfolio securities of 90 days or less.

Montgomery Government Reserve Fund (the "Reserve Fund")

The investment objective of the Reserve Fund is current income consistent with liquidity and preservation of capital, which under normal conditions it seeks by investing exclusively in U.S. government securities, repurchase agreements for U.S. government securities and other money market funds investing in U.S. government securities and those repurchase agreements. This Fund seeks to maintain a stable net asset value per share of $1.00 in compliance with Rule 2a-7 under the Investment Company Act, and pursuant to procedures adopted under such Rule, the Reserve Fund limits its investments to those U.S. government securities that the Board of Trustees determines present minimal credit risks and have remaining maturities, as determined under the Rule, of 397 calendar days or less. The Fund also maintains a dollar-weighted average maturity of the securities in its portfolio of 90 days or less.

Montgomery Short Duration Government Bond Fund (formerly called the Short Government Bond Fund) (the "Short Bond Fund")

The investment objective of the Short Bond Fund is to provide maximum total return consistent with preservation of capital and prudent investment management. Total return consists of interest and dividends from underlying securities, capital appreciation realized from the purchase and sale of securities, and income from futures and options. Under normal conditions, the Fund seeks to achieve its objective by investing at least 65% of the value of its total assets in U.S. government securities. The Fund seeks to maintain an average portfolio effective duration comparable to or less than that of three-year U.S. Treasury notes. Because the Manager seeks to manage interest rate risk by limiting effective duration, the Fund may invest in securities of any maturity.


This Fund is designed primarily for investors who seek higher yields than money market funds generally offer and are willing to accept nominal fluctuation in the value of the Fund's shares but who are not willing to accept the greater fluctuations that long-term bond funds might entail. This Fund is not an appropriate investment for investors whose primary investment objective is absolute principal stability. Because the values of the securities in which this Fund invests generally change with interest rates, the value of its shares will fluctuate, unlike the value of the shares of a money market fund seeking to maintain a stable net asset value of $1.00 per share.

The Fund also may invest up to 35% of its total assets in cash, commercial paper and investment grade debt securities, including corporate debt instruments and privately issued mortgage-related and asset-backed securities. The Fund also may invest in other investment companies investing primarily in U.S. government securities of appropriate duration. See "Portfolio Securities."

Duration of the Short Bond Fund. The Short Bond Fund expects that, under normal circumstances, the dollar-weighted average maturity (or period until the next interest rate reset date) of its portfolio securities may be longer than three years but the maturity of individual securities may be up to 30 years. The Short Bond Fund also seeks to maintain an average portfolio effective duration comparable to or less than that of three-year U.S. Treasury notes.

Montgomery Total Return Bond Fund (the "Total Return Bond Fund")

The Investment objective of the Total Return Bond Fund is to seek maximum total return (which consists of both income and capital appreciation), consistent with preservation of capital and prudent investment management. Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 65% (and typically more than 90%) of its total assets in a broad range of investment-grade bonds, including marketable corporate bonds, U.S. government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. See "Portfolio Securities."

Duration of the Total Return Bond Fund. The Total Return Bond Fund expects that, under normal circumstances, the dollar-weighted average maturity (or period until the next interest rate reset date) of its portfolio securities may be longer than three years but the Fund does not restrict its investments only to individual securities that are below a specific maturity. The Fund, however, seeks to maintain an average portfolio effective duration of between 4 to five and a half years.

Manager Investment Returns for the Total Return Bond Fund

Set forth in the table below is certain performance data provided by the Manager relating to a performance record of the Manager for three investment advisory accounts utilizing the specific investment approach specified for the Montgomery Total Return Bond Fund under "Investment Objective and Policies." These three investment advisory accounts constitute all of the accounts managed by the
Manager that have an identical or similar investment objective or investment approach as the Total Return Bond Fund. The Montgomery Core Fixed Income Performance Record (the "Performance Record") is comprised of three separate accounts, two of which have since closed. From July 1, 1992 through February 28, 1994, the Manager managed a separate fixed income account (the "1992 Account"). From March 1, 1994 to September 30, 1994, the Manager managed the Intermediate Duration Fund. Starting October 1, 1994, the Manager also manages the fixed income component of the Montgomery Asset Allocation Fund. The Montgomery Asset Allocation Fund had two separate investment components (each can be regarded as a separate account) -- an equity account and a fixed income account. The 1992 Account, the Montgomery Intermediate Duration Fund and the fixed income account of the Asset Allocation Fund are collectively called the "Account." The Account has been managed with investment objective and investment policies and strategies substantially similar to those to be employed by the portfolio managers in managing the Fund. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return an investor might achieve by investing in the Fund. Investors should not rely on the following performance data as an indication of future performance of the Manager or of the Fund.


                            INVESTMENT TOTAL RETURNS
--------------------------------------------------------------------------------

                                                 Year Ended June 30,
                                        ----------------------------------------

                                        1996       1995       1994      1993
                                        ----       ----       ----      ----
--------------------------------------------------------------------------------
Montgomery Core Fixed Income            4.51%      12.53%     -0.71%    14.31%*
Performance Record
Lehman Brothers Aggregate Bond Index    5.01%      12.55%     -1.31%    11.79%
--------------------------------------------------------------------------------

            *     The 1992 Account commenced operations on July 1, 1992.

Please read the following important notes concerning the Account.

1.   The  results   account  for  both  income  and  capital   appreciation   or
     depreciation (total return). Returns are time-weighted and net of all applicable fees and expenses.

2. Annual rate of return is calculated using the modified Dietz method, which is defined as the portfolio gain (including all realized and unrealized gains and losses as well as all income) over the average capital for the period. Average capital is the beginning market value plus/minus weighted subscriptions/redemptions. Calculation is done monthly, but is subject to revaluation during the month when there is a cash flow that exceeds 10% of the beginning market value of the Account.

3. Investors should note that the Fund will compute and disclose its average annual compounded rate of return using the standard formula set forth in Securities and Exchange Commission ("SEC") rules, which differs in certain respects from returns for the Account noted above. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $1,000 to an ending redeemable value. The returns shown for the Account are net of advisory fees in accordance with the SEC calculation formula, which requires that returns be shown for the Fund be net of advisory fees as well as all other applicable Fund operating expenses.

4. When calculating the performance of the fixed income account of the Asset Allocation Fund, all fund level fees and expenses are apportioned pro rata according to relative net assets of the different accounts of the Asset Allocation Fund.

5. The Performance Record includes the three accounts managed by the Manager that meets the Manager's criteria for inclusion in the Performance Record for each period presented.

6. The Lehman Brothers Aggregate Bond Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch.

7.   Accounts in the Performance Record were valued on a trade date basis.

Portfolio Securities

The following describes portfolio securities the Funds may invest. Investors in the Asset Allocation Fund and the Global Asset Allocation Fund should note the portfolio securities of the Asset Allocation Fund and the Global Asset Allocation Fund, respectively, consists of the portfolio securities of each of the Underlying Funds.

Equity Securities


The Global/International/Emerging Markets Funds, the Select 50 Fund and the U.S. Equity Funds emphasize investments in common stock. These Funds may also invest in other types of equity securities (such as preferred stocks or convertible securities) and equity derivative securities.


Depositary Receipts, Convertible Securities and Securities Warrants


The Global/International/Emerging Markets Funds, the Select 50 Fund and the U.S. Equity Funds may invest in ADRs, EDRs and GDRs and convertible securities which the Manager regards as a form of equity security. Each such Fund may also invest up to 5% of its net assets in warrants, including up to 2% of net assets for those not listed on a securities exchange.


Privatizations


The Select 50 Fund and the Global/International/Emerging Markets Funds believe that foreign governmental programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and these Funds may invest in privatizations. The ability of U.S. entities, such as these Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.


Special Situations


The Select 50 Fund and the Global/International/Emerging Markets Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. These Funds also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Funds to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. These Funds do not invest more than 15% of their net assets in illiquid investments, including special situations.


Investment Companies


Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Global/International/Emerging Markets Funds to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The International/Global/Emerging Markets Funds also may incur tax liability to the extent they invest in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Funds. See the Statement of Additional Information.

The Select 50 Fund, the Global/International/Emerging Markets Equity Funds and Fixed Income Funds do not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, these Funds bear their ratable share of that investment company's expenses, including advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of these Funds' assets invested in other open-end (but not closed-end) investment companies.


Debt Securities


The Select 50, Global/International/Emerging Markets Funds may purchase debt securities that complement their objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. Debt securities may constitute up to 35% of the Equity Income Fund's total assets. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board, each Fund will not invest more than 5% of its total assets in debt securities rated lower than investment grade. Subject to this limitation, each of these Funds may invest in any debt security, including securities in default. After its purchase by a Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund. See "Risk Considerations."


Debt securities may also consist of participation certificates in large loans made by financial institutions to various borrowers, typically in the form of large unsecured corporate loans. These certificates must otherwise comply with the maturity and credit quality standards of each Fund and will be limited to 5% of a Fund's total assets.


In addition to traditional corporate, government and supranational debt securities, each of the Global/International/Emerging Markets Fund and the Equity Fund may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging market countries. The percentage distribution between equity and debt will vary from country to country based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.


U.S. Government securities

All Funds may invest in fixed rate and floating or variable rate U.S. government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the GNMA, are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net asset value of the Funds' shares. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.

Mortgage-Related Securities and Derivative Securities

The Fixed-Income Funds may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans and is considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Certain mortgage-related securities are subject to high volatility. These funds use these derivative securities in an effort to enhance return and as a means to make certain investments not otherwise available to the Funds. See "Hedging and Risk-Management Practices" for a discussion of other reasons why these Funds invest in derivative securities.

Agency Mortgage-Related Securities.

Investors in the Reserve, Tax-Free, Short Bond and Total Return Bond Funds should note that the dominant issuers or guarantors of mortgage-related securities today are GNMA, FNMA and the FHLMC. GNMA creates pass-through securities from pools of government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of

U.S. government securities with comparable "lives" largely due to the risks associated with prepayment. See "Risk Considerations."

Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with a predetermined interest rate index and which may be subject to certain limits. The adjustment feature of ARMs tends to lessen their interest rate sensitivity.

The Fixed Income Funds consider GNMA, FNMA and FHLMC-issued pass-through certificates, CMOs and other mortgage-related securities to be U.S. government securities for purposes of their investment policies. However, the Money Market Funds do not invest in stripped mortgage securities, and the Short Bond Fund limits its stripped mortgage securities investments to 10% of total assets. The liquidity of IOs and POs issued by the U.S. Government or its agencies and instrumentalities and backed by fixed-rate mortgage-related securities will be determined by the Manager under the direct supervision of the Trust's Pricing Committee and reviewed by the Board, and all other IOs and POs will be deemed illiquid for purposes of the Fixed Income Funds' limitation on illiquid securities. The Short Bond and Total Return Bond Funds may invest in derivative securities known as "floaters" and "inverse floaters," the values of which vary in response to interest rates. These securities may be illiquid and their values may be very volatile.

Privately Issued Mortgage-Related Securities/Derivatives. The Short Bond Fund and Total Return Bond Fund may invest in mortgage-related securities offered by private issuers, including pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages, multi-family or commercial mortgage loans.

Private issuer mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. Government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees. However, many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal. The Short Bond Fund may purchase some mortgage-related securities through private placements that are restricted as to further sale. See "Illiquid Securities." The value of these securities may be very volatile.

Structured Notes and Indexed Securities. The Funds may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

Variable Rate Demand Notes

The Fixed Income Fund may invest in variable rate demand notes ("VRDNs").

Zero Coupon Bonds

The Fixed Income Fund may invest in zero coupon bonds. Zero coupon bond prices are highly sensitive to changes in market interest rates. The original issue discount on the zero coupon bonds must be included ratably in the income of the Fixed Income and Asset Allocation Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss. See "Tax Information" in the Statement of Additional Information.

Asset-Backed Securities, Custodial Receipts, Participation Interests and Tender Option Bonds

Each Fund may invest up to 5% (25% in the case of the Short Bond Fund) of its total assets in asset-backed securities. Like mortgage-related securities, these securities are subject to the risk of prepayment. See "Risk Considerations." The California Intermediate Bond Fund may invest in custodial receipts. The Tax-Free Funds may invest in participation interests and tender option bonds.

Other Investment Practices

      The table below and the following  sections  summarize certain  investment practices of the Funds,  each of which may involve  certain  special risks.  The
Glossary  section at the end of this  Prospectus  briefly  describes each of the investment techniques summarized below. The Statement of Additional Information, under the heading  "Investment  Objectives and Policies of the Funds,"  contains
more  detailed   information   about  certain  of  these  practices,   including
limitations designed to reduce risks.

========================================================================================================
                                           E  E  G  G  I  I  L  A  G  S  E  G  M  S  S  C  C  F  G  S  T
                                           M  M  L  L  N  N  A  S  L  E  Q  R  I  M  M  A  A  E  O  H  O
                                           E  E  O  O  T  T  T  S  O  L  U  O  C  A  A  L  L  D  V  O  T
                                           R  R  B  B  E  E  I  E  B  E  I  W  R  L  L  I  I  E  E  R  A
                                           G  G  A  A  R  R  N  T  A  C  T  T  O  L  L  F  F  R  R  T  L
                                           I  I  L  L  N  N        L  T  Y  H           .  O  A  N
                                           N  N        A  A  A  A              C  C  C     R  L  M  G  R
                                           G  G  C  O  T  T  M  L  A  5  I     A  A  A  T  N     E  O  E
                                                 O  P  I  I  E  L  S  0  N     P  P  P  A  I  T  N  V  T
                                           A  M  M  P  O  O  R  O  S     C              X  A  A  T  E  U
                                           S  A  M  O  N  N  I  C  E     O           O  -     X     R  R
                                           I  R  U  R  A  A  C  A  T     M           P  F  T  -  R  N  N
                                           A  K  N  T  L  L  A  T        E           P  R  A  F  E  M
                                              E  I  U           I  A                 O  E  X  R  S  E  B
                                              T  C  N  G  S     O  L                 R  E  -  E  E  N  O
                                              S  A  I  R  M     N  L                 T     F  E  R  T  N
                                                 T  T  O  A        O                 U  I  R     V     D
                                                 I  I  W  L        C                 N  N  E  M  E  B
                                                 O  E  T  L        A                 I  T  E  O     O
                                                 N  S              T                 T  E     N     N
                                                 S        C        I                 I  R  M  E     D
                                                          A        O                 E  M  O  Y
                                                          P        N                 S  E  N
                                                                                        D  E
                                                                                        I  Y
                                                                                        A
                                                                                        T
                                                                                        E

                                                                                        B
                                                                                        O
                                                                                        N
                                                                                        D
--------------------------------------------------------------------------------------------------------

Repurchase agreements/1                    x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x
--------------------------------------------------------------------------------------------------------
Reverse dollar roll transactions                                x  x                                x  x
--------------------------------------------------------------------------------------------------------
Borrowing not to exceed one-third of       x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x
total fund assets
--------------------------------------------------------------------------------------------------------
Reverse repurchase agreement               x        x  x  x  x  x  x  x  x  x  x        x  x  x  x  x  x
--------------------------------------------------------------------------------------------------------
Dollar roll transactions                                        x x                                 x  x
--------------------------------------------------------------------------------------------------------
Leverage                                      x     x  x  x  x  x  x  x     x  x        x              x
--------------------------------------------------------------------------------------------------------
Securities lending not to exceed  30%      x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x
of total fund assets
--------------------------------------------------------------------------------------------------------
When-issued and forward                    x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x        x     x
commitment securities
--------------------------------------------------------------------------------------------------------
Forward currency contracts/6              x  x  x  x  x  x  x  x  x  x  x  x  x
--------------------------------------------------------------------------------------------------------
Purchase options on securities and        x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x           x  x
currencies/4
--------------------------------------------------------------------------------------------------------
Purchase options on securities indices/4  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x
--------------------------------------------------------------------------------------------------------
Write covered call options/4              x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x           x
--------------------------------------------------------------------------------------------------------
Write covered put options/4               x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x           x
--------------------------------------------------------------------------------------------------------
Interest rate futures contracts/5         x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x           x
--------------------------------------------------------------------------------------------------------
Futures and swaps and options on          x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x           x
futures
--------------------------------------------------------------------------------------------------------
Equity swaps                              x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x
--------------------------------------------------------------------------------------------------------
Illiquid securities (limited to 10% of                         x  x                       x  x  x
Fund's net assets)
--------------------------------------------------------------------------------------------------------
Illiquid securities (limited to 15% of    x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x  x
Fund's net assets)
========================================================================================================

========================================================================================================

1 Under the Investment Company Act, repurchase agreements and reverse dollar roll transactions are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

                                       30

2 The Manager will not use leverage for the Short Bond Fund if, as a result, the Fund's portfolio duration would not be comparable to or less than that of three-year U.S. Treasury notes.
3 The Fund also may enter into forward commitments to sell high-grade liquid debt securities it does not own at the time of entering such commitments.
4 A Fund will not enter into any options on securities, securities indices or currencies or related options (including options on futures) if the sum of the initial margin deposits and premiums paid for any such option or options would exceed 5% of its total assets, and it will not enter into options with respect to more than 25% of its total assets.
5 A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.
6 A Fund that may invest in forward currency contracts may not invest more than one-third of its assets in such contracts.
*    To the extent allowed in each Underlying Fund.


Borrowing

Subject to the limits set forth in the Prospectus, the Funds may pledge their assets in connection with borrowings. A Fund will not purchase any securities while any borrowings exceed 10% of its total assets.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, each Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of a Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in a Fund.

Portfolio securities are sold whenever the Manager believes it appropriate to further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. See "Financial Highlights" for portfolio turnover information. The annual portfolio turnover rate for the Global Asset Allocation Fund and the Total Return Bond Fund are expected to be approximately 125% and 100% respectively, and the annual portfolio turnover rate for the Latin America Fund is not expected to exceed 100%. Even when portfolio turnover exceeds 100% for a Fund, that Fund does not regard portfolio turnover as a limiting factor. Portfolio turnover in excess of 100% is considered high, increases brokerage costs incurred by a Fund and may cause recognition of gain by shareholders.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Funds, each of the Funds (except the Money Funds) may employ certain risk management practices using certain derivative securities and techniques (known as "derivatives"). Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, a Fund engages in hedging activities only when the Manager deems it to be appropriate, and does not necessarily engage in hedging transactions with respect to each investment.

Hedging transactions involve certain risks. Although a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for a Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, a Fund pays commissions and other costs in connection with such investments.

Investment Restrictions

The investment objective of each Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, each Fund's other investment policies may be changed by its Trust's Board. If there is a change in the investment objective or policies of any Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their then-current financial positions and needs. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

Each Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" Fund that would invest all of its assets in a "master" Fund having substantially the same investment objective, policies and restrictions. At least 30-days prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

Risk Considerations

The following describes certain risks involved with investing in the Funds. Investors in the Asset Allocation Fund and the Global Asset Allocation Fund should note the risks involved with each Underlying Fund, because the Asset Allocation Fund and the Global Asset Allocation Fund are "Funds-of-Funds."

Small Companies

The Small Cap, Small Cap Opportunities, Micro Cap and International Small Cap Funds emphasize, and the Select 50, International, Emerging Markets, Growth and Global Funds may make investments in, smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Foreign Securities

The U.S. Equity Funds, the Select 50 Fund, International, Emerging Markets and Global Funds have the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. The Select 50, International, Emerging Markets and Global Funds, particularly the Emerging Asia Fund, Emerging Markets Fund and Latin America Fund, may invest in securities of companies domiciled in, and in markets of, so-called "emerging markets countries." These investments may be subject to higher risks than investments in more-developed countries.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S.. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, these Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments in other countries are generally greater than in the U.S.. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.. The securities markets of many of the countries in which these Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the U.S..

Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which one of these Funds may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.


Lower-Quality Debt

The Select 50, International, Emerging Markets and Global Funds are authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's, or Baa by Moody's) and in limited amounts of high-risk debt securities below investment-grade quality. Medium-quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher-grade debt securities.

As an operating policy, which may be changed by the Board without shareholder approval, these Funds (other than the Latin America Fund) do not invest more than 5% of their total assets in debt securities below investment grade, also known as "junk bonds." The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower-quality debt securities would be consistent with the interests of these Funds and their shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, these Funds may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Below Investment Grade Debt Securities

The Latin America Fund may invest in debt securities that are below investment grade (sometimes called "junk bonds"). These debt securities have greater speculative characteristics and are regarded as having a great vulnerability to default although currently having the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The ability to maintain other terms of the contract over any long period of time may be small. Junk bonds are more subject to default during periods of economic downturns or increases in interest rates and their yields will fluctuate over time. It may be more difficult to dispose of or to value junk bonds. Achievement of a Fund's investment objective may also be more dependent on the Manager's own credit analysis to the extent a Fund's portfolio includes junk bonds.


Diversification

Diversifying a Fund's portfolio can reduce the risks of investing by limiting the portion of your investment in any one issuer or industry. Less diversified Funds may be more sensitive to changes in the market value of a single issuer or industry. The Select 50 Fund may present greater risk than is usually associated with widely diversified mutual Funds, because it may invest in the securities of as few as 50 issuers. Therefore, the Select 50 Fund is not appropriate as your sole investment.

Concentration in Communications Industry

The Communications Fund concentrates its investments in the global communications industry. Consequently, the Fund's share value may be more volatile than that of mutual Funds not sharing this concentration. The value of the Fund's shares may vary in response to factors affecting the global communications industry, which may be subject to greater changes in governmental policies and regulation than many other industries, and regulatory approval requirements may materially affect the products and services. Because this Fund must satisfy certain diversification requirements in order to maintain its qualification as a regulated investment company within the meaning of the Internal Revenue Code ("the Code"), this Fund may not always be able to take full advantage of opportunities to invest in certain communications companies.

Concentration in Securities of Emerging Asian Companies

The Emerging Asia Fund concentrates its investments in companies that have their principal activities in emerging Asian countries. Consequently, the Fund's share value may be more volatile than that of investment companies not sharing this geographic concentration. The value of the Fund's shares may vary in response to political and economic factors affecting issuers in emerging Asian countries. Although the Fund normally does not expect to invest in Japanese companies, some emerging Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. Many of the emerging Asian countries are developing both economically and politically. Emerging Asian countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some emerging Asian countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some emerging Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in emerging Asian may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries. Moreover, so long as the Fund invests in at least three emerging Asian countries, it may invest more than 90% of its assets in China and Hong Kong. Alternatively, it may invest more than 90% of its assets in Malaysia. Such a heavy concentration of investment in a few countries may make the Fund's share value extremely volatile and, in the event of any economic downturn or other events adversely affecting those countries, such events' impact on the Fund will be more magnified than if the Fund did not have such a narrow concentration.


Concentration in Securities of Latin American Companies

The Latin America Fund concentrates its investments in companies that have their principal activities in Latin American countries. Consequently, the Latin America Fund's share value may be more volatile than that of investment companies not sharing this geographic concentration. The value of the Latin America Fund's shares may vary in response to political and economic factors affecting issuers in Latin American countries. Investors should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S.. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin
American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including the Latin America Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared with the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.

Please note the particular risks of investing in Brazil and Mexico because the Fund may emphasize these countries (up to 75% and 67% of assests, respectively).

The Fund's investments in Brazilian securities involve certain risks, including Brazil's control on foreign investment and the Fund's limited ability to exchange Brazilian reals for U.S. dollars. There is also no liquid secondary market for certain Brazilian debt securities. This may affect the Fund's ability to obtain accurate market quotations for portfolio valuation. It may also adversely affect the market price for such securities.

The Fund's investments in Mexican securities also involve certain risks, including the Mexican governments's control over the Mexican economy. Accordingly, Mexican government actions concerning the economy and state-owned enterprises could have a significant impact on market conditions, prices, and returns on Mexican securities. The Fund's investments in Mexico may also be affected by currency fluctuations, economic instability, bank loan shortages, and other political or economic developments in or affecting Mexico. The Mexican economy has experienced in the past economic crises characterized by exchange rate volatility and large-scale devaluation of the peso against foreign currencies as well as negative economic growth.

The portion of the Latin America Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years. As such, direct investments in Chile will be limited by the Latin America Fund's nonfundamental policy of not investing more than 15% of total assets in illiquid securities.

Interest Rates

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fixed-Income Fund to the extent it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Fixed-Income Funds purchase mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.
Duration is one of the fundamental tools used by the Manager in managing interest rate risks including prepayment risks. See Duration in the Glossary.

Tax-Free Funds

Investing in Municipal Securities. Because the California Intermediate Bond and the California Money Funds invest primarily in California municipal securities, their performance may be especially affected by factors pertaining to the California economy and other factors specifically affecting the ability of issuers of California municipal securities to meet their obligations. As a result, the value of the Funds' shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The Federal Money Fund also may invest a portion of its portfolio in California municipal securities. Investors in the Federal Money Fund should note that the types of risks of investing in California municipal securities exist in varying degrees for municipal securities of other states.

Non-Diversified   Portfolio.   The  California   Intermediate  Bond  Fund  is  a
"non-diversified" investment company under the Investment Company Act. This means that, with respect to 50% of its total assets, it may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government). The balance of its assets may be invested in as few as two issuers. Thus, up to 25% of the Fund's total assets may be invested in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) the assets and revenues of which back the security, or, with respect to an industrial development bond, that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security also may be considered to be an issuer in connection with such guarantee. By investing in a portfolio of municipal securities, a shareholder in the California Intermediate Bond Fund enjoys greater diversification than an investor holding a single municipal security. However, the investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of issuers relative to the number of issuers held in a diversified portfolio. If the financial condition or market assessment of certain issuers changes, this Fund's policy of acquiring large positions in the obligations of a relatively small number of issuers may affect the value of its portfolio to a greater extent than if its portfolio were fully diversified.

Management of the Funds

The Montgomery Funds and The Montgomery Funds II (the "Trusts") each has a Board of Trustees that establishes its Funds' policies and supervises and reviews their management. Day-to-day operations of the Funds are administered by the officers of the Trusts and by the Manager pursuant to the terms of an investment management agreement with each Fund.

Montgomery Asset Management, L.P., is the Funds' Manager. The Manager, a California limited partnership, was formed in 1990 as an investment advisor registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Funds. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is an affiliate of Montgomery Securities, the Funds' Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc., and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent of those of Montgomery Securities, the Manager may draw upon the research and administrative resources of Montgomery Securities in its discretion and consistent with applicable regulations.

Portfolio Managers

Montgomery Emerging Asia Fund

Frank Chiang is a portfolio manager. From 1993 until joining the Manager in 1996, Mr. Chiang was managing director and portfolio manager at TCW Asia Ltd. in Hong Kong. Mr. Chiang is supported by the Emerging Markets team, whose other members include Josephine S. Jimenez, Bryan L. Sudweeks, Angeline Ee and Jesus Isidoro Duarte.

Montgomery Emerging Markets Fund

Josephine S. Jimenez, CFA, is a managing director and senior portfolio manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C., as senior analyst and portfolio manager.

Bryan L. Sudweeks, Ph.D., CFA, is a managing director and senior portfolio manager. Before joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a Professor of International Finance and Investments at George Washington University and served as Adjunct Professor of International Investments from 1988 until May 1991.

Angeline Ee is a portfolio manager. From 1990 until joining the Manager in July 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June 1989 until September 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.


For the backgrounds and business experience of Frank Chiang and Jesus Isidoro Duarte, who are the other members of the Emerging Markets team, see the discussion under the Montgomery Emerging Asia Fund and Montgomery Latin America Fund, respectively.


Montgomery Global Communications Fund
Montgomery Global Opportunities Fund
Montgomery International Growth Fund
Montgomery International Small Cap Fund

John D. Boich, CFA, is a managing director and senior portfolio manager. From 1990 to 1993, he was vice president and portfolio manager at The Boston Company Institutional Investors Inc. From 1989 to 1990, he was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial advisor with Prudential-Bache Securities and E.F. Hutton & Company.

Oscar A. Castro, CFA, is a managing director and senior portfolio manager. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, he was deputy portfolio manager/analyst at Templeton International.

For the background and business experience of Bryan L. Sudweeks, PhD., CFA, who is a Portfolio Strategist for the International Growth Fund, see the discussion under the Montgomery Emerging Markets Fund, above.


Montgomery Latin America Fund

Jesus Isidoro Duarte is a regional portfolio manager for the Manager responsible for the Latin American markets. Mr. Duarte began his investment career in 1980. He joined the Manager from Latinvest Management Co. in Brazil, where he was Director and Vice President responsible for research and portfolio management for the firm's Latin American Funds. Prior to Latinvest, Mr. Duarte worked at W.I. Carr in Tokyo as a securities analyst of Japanese equities. He is fluent in Spanish and Japanese, and conversant in French and Portuguese. Mr. Duarte has a Bachelor of Arts Degree in International Relations and a minor in Business
Administration from the University of Redlands in California and has successfully completed the Japanese Language Institute's two-year program at the Sophia University in Tokyo. Mr. Duarte is supported by the Emerging Markets team, whose other members include Josephine S. Jimenez, Bryan L. Sudweeks, Angeline Ee and Frank Chiang.


Montgomery Asset Allocation Fund
Montgomery Global Asset Allocation Fund

The Asset Allocation Fund invests its assets in three separate Funds, representing three different investment disciplines. The Global Asset Allocation Fund invests its assets in five separate Funds, representing five different investment disciplines. Kevin T. Hamilton, CFA, is responsible for selecting the Funds to be included in each Fund-of-Funds structure, and also for coordinating and implementing the investment decisions of the Asset Allocation Fund and the Global Asset Allocation Fund. For the background and business experience of Kevin T. Hamilton, see the discussion under the Montgomery Select 50 Fund, below.

Montgomery Select 50 Fund

The Manager currently divides its equity portfolio management into a number of specific disciplines. Five of those disciplines are represented in the Select 50 Fund. These five disciplines, which may be adjusted from time to time, include U.S. Growth Equity, U.S. Smaller-Capitalization Companies, U.S. Equity Income, International and Emerging Markets. The portfolio management teams responsible for these disciplines are described throughout this "Portfolio Managers" section.

Kevin T. Hamilton, CFA, Chairman of the Manager's Investment Oversight Committee and a managing director, is responsible for coordinating and implementing the investment decisions of the Manager's Equity teams and making investment decisions relating to the allocation of assets among the Underlying Funds of the Asset Allocation Fund and the Global Asset Allocation Fund. From 1985 until joining the Manager in February 1991, Mr. Hamilton was a senior vice president responsible for investment oversight at Analytic Investment Management in Irvine, California. The portfolio management teams responsible for the different disciplines used in the Select 50 Fund are described throughout this "Portfolio Managers" section.

Montgomery Equity Income Fund

John H. Brown, CFA, is a managing director and senior portfolio manager. Preceding his arrival at the Manager in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco from June 1986.

Montgomery Growth Fund
Montgomery Micro Cap Fund
Montgomery Small Cap Opportunities Fund

Roger W. Honour is a managing director and senior portfolio manager. Prior to joining Montgomery Asset Management in June 1993, Mr. Honour spent one year as vice president and portfolio manager at Twentieth Century Investors in Kansas City, Missouri. From 1990 to 1992, he served as vice president and portfolio manager at Alliance Capital Management. From 1978 to 1990, Mr. Honour was a vice president with Merrill Lynch Capital Markets.

Kathryn M. Peters is a portfolio manager. From 1993 to 1995, Ms. Peters was an associate in the investment banking division of Donaldson, Lufkin & Jenrette in New York, where she evaluated prospective equity investments for the merchant banking Fund and processed investment banking transactions, including equity and high-yield offerings. Prior to that, she analyzed mezzanine investments for Barclays de Zoete Wedd in New York. From 1988 to 1990, Ms. Peters worked in the leveraged buy-out group of Marine Midland Bank.

Andrew G. Pratt, CFA, is a portfolio manager. He joined Montgomery Asset Management from Hewlett-Packard Company, where he was an equity analyst, managed a portfolio of small-capitalization technology companies and researched private placement and venture capital investments. From 1983 through 1988, he worked in the Capital Markets Group at Fidelity Investments in Boston.

Montgomery Small Cap Fund

Stuart O. Roberts is a managing director and senior portfolio manager. For the five years preceding this Fund's inception in 1990, Mr. Roberts was a portfolio manager and analyst at Founders Asset Management in Denver, where he managed three public mutual Funds.

Jerome C. (Cam) Philpott, CFA, is a portfolio manager. Before joining the Manager, Mr. Philpott was a securities analyst with Boettcher & Company in Denver from 1988 to 1991.

Bradford D. Kidwell is a portfolio manager. He joined the Manager in 1991 from the position he held since 1989 as the sole general partner and portfolio manager of Oasis Financial Partners, an affiliate of the Distributor that invested in savings and loans. Before then, he covered the savings and loan industry for Dean Witter Reynolds from 1987 to 1989.

Montgomery California Tax-Free Intermediate Bond Fund
Montgomery California Tax-Free Money Fund
Montgomery Federal Tax-Free Money Fund
Montgomery Government Reserve Fund
Montgomery Short Duration Government Bond Fund
Montgomery Total Return Bond Fund

William C. Stevens is a managing director and a senior portfolio manager. At Barclays de Zoete Wedd Securities from 1991 to 1992, he started its CMO and asset-backed securities trading. Mr. Stevens traded stripped mortgage securities and mortgage-related interest rate swaps for the First Boston Corporation from 1990 to 1991; and while with Drexel Burnham Lambert from 1984 to 1990, he was responsible for the origination and trading of all derivative mortgage-related securities.

Peter D. Wilson is a portfolio manager. Mr. Wilson joined the Manager's Fixed-Income team in April 1994. From 1992 to 1994, he was an associate in the Fixed Income Client Services Department of BARRA in Berkeley, California. At BARRA, Mr. Wilson directed research and development teams on mortgage, CMO and other fixed-income projects. Prior to that he was an associate in the structured finance department at Security Pacific Merchant Bank as well as on the mortgage trading desk at Chemical Bank.

Management Fees and Other Expenses

The Manager provides the Funds with advice on buying and selling securities, manages the Funds' investments, including the placement of orders for portfolio transactions, furnishes the Funds with office space and certain administrative services and provides personnel needed by the Funds with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with each Fund. The Manager also compensates the members of the Trusts' Boards of Trustees who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of that Fund, according to the following table.

The management fees for the Domestic Equity, Select 50, International,  Emerging
Markets and Global Funds are higher than for most mutual Funds.

                                                                  Average Daily Net Assets              Management Fee
                                                                                                         (Annual Rate)
Emerging Asia Fund                                                First $500 million                        1.25%
                                                                  Next $500 million                         1.10%
                                                                  Over $1 billion                           1.00%

Emerging Markets Fund                                             First $250 million                        1.25%
                                                                  Over $250 million                         1.00%

Global Communications Fund                                        First $250 million                        1.25%
                                                                  Over $250 million                         1.00%

Global Opportunities Fund                                         First $500 million                        1.25%
                                                                  Next $500 million                         1.10%
                                                                  Over $1 billion                           1.00%

International Growth Fund                                         First $500 million                        1.10%
                                                                  Next $500 million                         1.00%
                                                                  Over $1 billion                           0.90%

International Small Cap Fund                                      First $250 million                        1.25%
                                                                  Over $250 million                         1.00%

Latin America Fund                                                First $500 million                        1.25%
                                                                  Next $500 million                         1.10%
                                                                  Over $1 billion                           1.00%

Equity Income Fund                                                First $500 million                        0.60%
                                                                  Over $500 million                         0.50%

Growth Fund                                                       First $500 million                        1.00%
                                                                  Next $500 million                         0.90%
                                                                  Over $1 billion                           0.80%

Micro Cap Fund                                                    First $200 million                        1.40%
                                                                  Over $200 million                         1.25%

Small Cap Fund                                                    First $250 million                        1.00%
                                                                  Over $250 million                         0.80%

Small Cap Opportunities Fund                                      First $200 million                        1.20%
                                                                  Next $300 million                         1.10%
                                                                  Over $500 million                         1.00%

Asset Allocation Fund                                             All amounts                               0.00%*

Global Asset Allocation Fund                                      All amounts                               0.20%**

Select 50 Fund                                                    First $250 million                        1.25%
                                                                  Next $250 million                         1.00%
                                                                  Over $500 million                         0.90%

California Tax-Free Intermediate Bond Fund                        First $500 million                        0.50%
                                                                  Over  $500 million                        0.40%

California Tax-Free Money Fund                                    First $500 million                        0.40%
                                                                  Over  $500 million                        0.30%

                                       38

                                                                  Average Daily Net Assets              Management Fee
                                                                                                         (Annual Rate)
Federal Tax-Free Money Fund                                       First $500 million                                    0.40%
                                                                  Over  $500 million                                    0.30%

Government Reserve Fund                                           First $250 million                                    0.40%
                                                                  Next  $250 million                                    0.30%
                                                                  Over  $500 million                                    0.20%

Short Duration Government Bond Fund                               First $500 million                                    0.50%
                                                                  Over  $500 million                                    0.40%

Total Return Bond Fund                                            First $500 million                                    0.50%
                                                                  Over  $500 million                                    0.40%

* This amount represents only the management fee of the Asset Allocation Fund and does not include management fees attributable to the Underlying Funds which ultimately are to be borne by shareholders of the Asset Allocation Fund.

** This amount represents only the management fee of the Global Asset Allocation Fund and does not include management fees attributable to the Underlying Funds which ultimately are to be borne by shareholders of the Global Asset Allocation Fund.


The Manager also serves as the Funds' Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations. As compensation, the Funds pay the Administrator a monthly fee at the following annual rates: Each of the Growth, Equity Income, Opportunities, Emerging Asia and Latin America Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of average daily net assets over $500 million); each of the Small Cap, Small Cap Opportunities, Select 50, Micro Cap, Emerging Markets, International Small Cap, International Growth and Communications Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $250 million); each of the Short, Reserve, Total Return Bond and Tax-Free Funds pays five one-hundredths of one percent (0.05%) of average daily net assets (0.04% of average daily net assets over $500 million and the Reserve Fund over $250 million). In the case of the Asset Allocation Fund and the Global Asset
Allocation Fund, the Administrator does not charge a fee for performing administrative services for those Funds, although it charges a fee for such services performed for the Underlying Funds, which ultimately are borne indirectly by shareholders of the Asset Allocation Fund and the Global Asset Allocation Fund.

Each Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third-party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and record keeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to that Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

For certain Funds, the Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below the following percentages of each Fund's average net assets: the Growth Fund, one and five-tenths of one percent (1.50%); the Equity Income Fund, eighty-five one-hundredths of one percent (0.85%); the Small Cap Fund, one and four-tenths of one percent (1.40%); the Small Cap Opportunities Fund, one and five-tenths of one percent (1.50%); the Micro Cap Fund, one and seventy-five one-hundredths of one percent (1.75%); the International Growth Fund, one and sixty-five one-hundredths of one percent (1.65%); the Select 50 Fund, one and eight-tenths of one percent (1.80%); the Emerging Asia, Emerging Markets, Latin America, International Small Cap, Communications and Opportunities Funds, one and
nine-tenths of one percent (1.90%); the Asset Allocation Fund, one and three-tenths of one percent (1.30%) through limits in the Underlying Funds; the Global Asset Allocation Fund, five-tenths of one percent (0.50%) of the Global Asset Allocation Fund's average net assets (excluding expenses related to the Underlying Funds) or one and seventy-five one-hundredths of one percent (1.75%) including the total expenses of the Underlying Funds; the Bond Funds, seven-tenths of one percent (0.70%); and the Money Market Funds, six-tenths of one percent (0.60%). The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by that Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that a Fund is obligated to pay to increase the return to that Fund's investors. If the Manager performs a service or assumes an operating expense for which a Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from that Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager also may compensate broker-dealers and other intermediaries that distribute a Fund's shares as well as other service providers of shareholder and administrative services. The Manager may also sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for each Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to: reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Funds receive prompt execution at competitive prices, the Manager also may consider sale of a Fund's shares as a factor in selecting broker-dealers for that Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Funds' brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Funds. The Funds will use Montgomery Securities as their broker only when, in the judgment of the Manager and pursuant to review by the Boards, Montgomery Securities will obtain a price and execution at least as favorable as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Funds (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Funds' principal custodian (the "Custodian").


How To Contact The Funds

For information on the Funds or your account, call a Montgomery Shareholder Service Representative at:


                              (800) 572-FUND (3863)


Mail  your  completed   application,   any  checks,   investment  or  redemption
instructions and correspondence to:


Regular Mail                          Express Mail or Overnight Service
------------                          ---------------------------------
The Montgomery Funds                  The Montgomery Funds
c/o DST Systems, Inc.                 c/o DST Systems, Inc.
P.O. Box 419073                       1004 Baltimore St.
Kansas City, MO  64141-6073           Kansas City, MO  64105


Visit the Montgomery World Wide Web Site at:

                           www.xperts.montgomery.com/1

How To Invest In The Funds

The Funds' shares are offered directly to the public, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Funds' shares are offered for sale by Montgomery Securities, the Funds' Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, Montgomery Securities or certain administrators of 401(k) and other retirement plans by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders and payment for the Money Funds must be received by 12:00 noon, New York time. Orders for Fund shares received after the Funds' cutoff times will be purchased at the next-determined net asset value after receipt of the order. Shares of the Fixed Income Funds will not be priced on a national bank holiday.

The minimum initial  investment in each Fund is $1,000 ($5,000 for the Micro Cap
Fund) (including IRAs) and $100 ($500 for the Micro Cap Fund) for subsequent investments. The Manager or the Distributor, in its discretion, may waive these minimums. If you buy shares through a broker or investment adviser instead of directly from the Distributor, different minimum investment requirements may apply. The Funds do not accept third party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Initial Investments

Minimum Initial Investment (including IRAs):.............................$1,000

Minimum Initial Investment for the Micro Cap Fund (including IRAs):......$5,000


Initial Investments by Check

     Complete the Account Application. Tell us in which Fund(s) you want to invest and make your check payable to The Montgomery Funds.

     A charge may be imposed on checks that do not clear.

     Dividends do not begin to accrue on the Fixed Income Funds until your check has cleared.


Initial Investments by Wire

     Call the Transfer Agent to tell them you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and Fund(s) in which you want to invest. They will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

     A completed Account Application must be sent to the Transfer Agent by facsimile. The Transfer Agent will provide you with its FAX number over the phone.

     Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

                 Investors Fiduciary Trust Company
                 ABA #101003621
                 For: DST Systems, Inc.
                 Account #7526601
                 Attention: The Montgomery Funds
                 For Credit to: (shareholder(s) name)
                 Shareholder Account Number: (shareholder(s) account number) Name of Fund: (Montgomery Fund name)

     Your bank may charge a fee for any wire transfers.

     The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.


Initial Investments by Telephone


You are eligible to make an initial investment into a new Fund by telephone under the following conditions:

     You must be a shareholder in another Montgomery Fund.

     You must have been a shareholder for at least 30 days.

     Your existing account registration will be duplicated in the new Fund.

     Your initial telephone purchase into the new Fund must meet initial investment minimums and is limited to the combined aggregate net asset value of your existing accounts or $10,000, whichever is less.

     The Fund must receive your check or wire transfer within 3 business days of the telephone purchase.

     The Fund reserves the right to collect any losses to the Fund from the shareholder's existing account(s) that result from a telephone purchase not funded within 3 business days.


Subsequent Investments

Minimum Subsequent Investment(including IRAs):..............................$100

Minimum Subsequent Investment for the Micro Cap Fund (including IRAs):......$500


Subsequent Investments by Check

     Make your check payable to The Montgomery Funds. Enclose an investment stub with your check. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

     A charge may be imposed on checks that do not clear.


Subsequent Investments by Wire

     You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."


Subsequent Investments by Telephone

     Shareholders are automatically eligible to make telephone purchases. To make a purchase, call the Transfer Agent at (800) 572- FUND (3863) before the Fund cutoff time.

     Shares for IRAs may not be purchased by phone.

     The maximum telephone purchase is an amount up to five times your account value on the previous day.

     Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

     You should do one of the following to ensure payment is received in time:

     Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

     Send a check by overnight or 2nd day courier service.

     Instruct your bank to wire funds to the Transfer Agent's affiliated bank by
     using  the  bank  wire  information   under  the  section  titled  "Initial
     Investments by Wire."


Automatic Account Builder ("AAB")

     AAB will be established on existing accounts only. You may not use an AAB investment to open a new account. The minimum automatic investment amount is each Fund's subsequent investment minimum.

     Your bank must be a member of the Automated Clearing House.

     To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery account application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

     Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your account application or your letter of instruction, the 20th of each month will be selected.

     You should allow 20 business days for this service to become effective.

     You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.


Payroll Deduction

     Investments through payroll deduction will be established on existing accounts only. You may not use payroll deduction to open a new account. The minimum payroll deduction amount for each Fund is $100 per payroll deduction period.

     You may automatically deposit a designated amount of your paycheck directly into a Montgomery Fund account.

     Please call the Transfer Agent to receive instructions to establish this service.

Telephone Transactions

You agree to reimburse the Funds for any expenses or losses incurred in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued by the Funds at any time upon 30-days' written notice, or by you at any time by written notice to the Funds. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by a Fund. The Funds and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording certain telephone calls, sending a confirmation and requiring the caller to give a special authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.

Retirement Plans

Except for theTax-Free Funds, shares of the Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. Certain of the Funds are available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Funds for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Funds. All shares are held in non-certificated form registered on the books of the Funds and the Transfer Agent for the account of the shareholder.

How to Redeem an Investment in the Funds

The Funds will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading (except national bank holidays for the Fixed-Income Funds). The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission (SEC). In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below.

Redeeming by Written Instruction

     Write a letter giving your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

     The letter must be signed the same way your account is registered. If you have a joint account, all holders of the account must sign.

     Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent for more information.

     If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager's discretion.


Redeeming by Check

     Checkwriting is available on the Government Reserve, Federal Money, California Money, California Intermediate Tax-Free Bond, Short Government Bond and Total Return Bond Funds.

     Checkwriting is not available for IRA accounts.

     The minimum amount per check is $250. A check for less may be returned to you.

     All checks will require only one signature unless otherwise indicated.

     You should not write a check to close your Fixed Income Fund account.

     Checks will be returned to you at the end of each month.

     Checkwriting privileges may not be available for Montgomery Securities brokerage accounts.

     A charge may be imposed for any stop payments requested.

     Federal banking law requires us to tell you that, technically, the Funds' checks are "drafts" payable through the Master Transfer Agent. This difference should not affect you.



Redeeming by Telephone

     Unless you have declined telephone redemption privileges on your New Account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time. This service is not available for IRA accounts.

     If you included bank wire information on your application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

     Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.

     Telephone redemption privileges may be cancelled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt.


By establishing telephone redemption privileges, a shareholder authorizes the Funds and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the authorization. When a shareholder appoints a designee on the New Account application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Funds may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Funds will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See the discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $1,000 or more in a Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from each Fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes.

Small Accounts

Due to the relatively high cost of maintaining smaller accounts, each Fund will redeem shares from any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $1,000 ($5,000 for the Micro Cap Fund). If a Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account at least to the minimum investment required to open an account before the Fund takes any action.

Exchange Privileges And Restrictions

You may exchange shares from another Fund with the same registration, Taxpayer Identification number and address. An exchange may result in a recognized gain or loss for income tax purposes. See the discussion of telephone procedures and limitations of liability under "Telephone Transactions."

Purchasing and Redeeming Shares by Exchange

     You are automatically eligible to make telephone exchanges with your Montgomery account.

     Exchange purchases and redemptions will be processed using the next-determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to the Funds' cutoff times.

     Exchange purchases must meet the minimum investment requirements of the Fund you intend to purchase.

     You may exchange for shares of a Fund only in states where that Fund's shares are qualified for sale and only for Funds offered by this Prospectus.

     You may not exchange for shares of a Fund that is not open to new shareholders unless you have an existing account with that Fund.

     Because excessive exchanges can harm a Fund's performance, the Trusts reserve the right to terminate your exchange privileges if you make more than four exchanges out of any one Fund during a 12-month period. The Fund may also refuse an exchange into a Fund from which you have redeemed shares within the previous 90 days (accounts under common control and accounts with the same Taxpayer Identification number will be counted together). Exchanges out of the Fixed- Income Funds are exempt. A shareholder's exchanges may be restricted or refused if a Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of that Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. The Trusts reserve the right to refuse exchanges by any person or group if, in the Manager's judgment, a Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. Although the Trusts attempt to provide prior notice to affected shareholders when it is reasonable to do so, they may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trusts reserve the right to terminate or modify the exchange privileges of Fund shareholders in the future.

Automatic Transfer Service ("ATS")

You may elect systematic exchanges out of the Fixed-Income Funds into any other Fund. The minimum exchange is $100 ($500 for the Micro Cap Fund). Periodically investing a set dollar amount into a Fund is also referred to as dollar-cost averaging, because the number of shares purchased will vary depending on the price per share. Your account with the recipient Fund must meet the applicable minimum of $1,000, or $5,000 for the Micro Cap Fund. Exchanges out of the Fixed-Income Funds are exempt from the four-exchanges limit policy.

Directed Dividend Service

If you own shares of the Fixed-Income Funds, you may elect to use your monthly dividends to automatically purchase additional shares of another Fund. Your account with the recipient Fund must meet the applicable minimum of $1,000, or $5,000 for the Micro Cap Fund.

Brokers and Other Intermediaries

Investing Through Montgomery Securities Brokerage Account (Money Funds Only)

Investors with Montgomery Securities brokerage accounts may instruct Montgomery Securities automatically to purchase shares of a Money Fund when the free credit balance in the investor's brokerage account (including deposits, proceeds of sales of securities, and miscellaneous cash dividends and interest, but not amounts held by Montgomery Securities as collateral for margin obligations to Montgomery Securities) exceeds $100 on each day the NYSE is open for trading other than national bank holidays. Upon request, a free credit balance in a Montgomery Securities brokerage account also may be invested in shares of the money Funds following receipt by the Transfer Agent of investor instructions. If such instructions are received after 12 noon, New York time, Fund shares will be purchased at the next-determined asset value. Checkwriting privileges may not be available for Montgomery Securities brokerage accounts. For the Money Market Funds, the minimum initial investment through an investor's brokerage account with Montgomery Securities is $100.

Investing Through Securities Brokers, Dealers and Financial Intermediaries

Investors may purchase shares of a Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4 p.m. (1 p.m. for the Money Funds), New York time, on days that the Fund issues shares. Orders received after that time will be purchased at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.

Automatic  Redemption into Montgomery  Securities Brokerage Account (Money Funds
Only)

If a shareholder wishes, the Transfer Agent will redeem shares of the selected Money Fund automatically to satisfy debit balances in a shareholder's Montgomery Securities brokerage account or to provide necessary cash collateral for a shareholder's margin obligation to Montgomery Securities. Redemptions also may be effected automatically to settle securities transactions with Montgomery Securities if a shareholder's free credit balance on the day before settlement is insufficient to settle the transactions. Each Montgomery Securities brokerage account will, as of the close of business each day the NYSE is open for trading and is not a national bank holiday, automatically be scanned for debits and pending securities settlements, and, after application of any free credit balances in the account to such debits and pending securities settlements, a sufficient number of shares of the selected money Fund, not to exceed the number of shares in the shareholder's account, will be redeemed on the next day the NYSE is open for trading to satisfy any remaining debits or amounts needed for pending securities settlements.

Redemption Orders Through Brokerage Accounts

Shareholders also may sell shares back to the Funds by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a redemption order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4 p.m., New York time (12 noon for the Money Funds), on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.

How Net Asset Value Is Determined

The net asset value of each Fund is determined once daily as of 4 p.m. (12 noon for the Money Funds), New York time, on each day that the NYSE is open for trading (except for bank holidays for the Fixed Income Funds). Per-share net asset value is calculated by dividing the value of each Fund's total net assets by the total number of that Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed- income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or that are illiquid are valued at their fair values as determined in good faith under the supervision of the Trusts' officers, and by the Manager and the Pricing Committee of the Boards, respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even without any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close before the Funds determine their net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected unless the Manager, under supervision of the Board, determines that a particular event would materially affect a Fund's net asset value.


Dividends And Distributions

Each Fund  distributes  substantially  all of its net investment  income and net capital  gains to  shareholders  each year.  The amount  and  frequency  of Fund distributions  are  not  guaranteed  and  are at the  discretion  of the  Board.
Currently, the Funds intend to distribute according to the following schedule:
                                        Income Dividends                                 Capital Gains

Equity Funds (except Equity             Declared and paid in the last quarter of         Declared and paid in the last
Income Fund)                            each year*                                       quarter of each year*

Equity Income Fund                      Declared and paid on or about the last           Declared and paid in the last
                                        business day of each quarter.                    quarter of each year*

Multi-Strategy Funds                    Declared and paid in the last quarter of         Declared and paid in the last
                                        each year*                                       quarter of each year*

Fixed-Income Funds                      Declared daily and paid monthly on or            Declared and paid in the last
                                        about the last business day of each month        quarter of each year*

* Additional distributions, if necessary, may be made following each Fund's fiscal year end (June 30) in order to avoid the imposition of tax on a Fund.

Unless investors request cash distributions in writing at least seven business days before a distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the applicable Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of a Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in each Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Growth Fund declared a dividend in the amount of $0.50 per share. If the Growth Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

"Buying a Dividend"

If you buy shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." In the example above, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.50 per share as a dividend, and your shares would now be worth $9.50 per share. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of net asset value of the Fund, regardless whether you reinvested the dividends.

Taxation

Except for the newer Funds that intend to elect and qualify as soon as possible, each of the Funds has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Funds generally will not be liable for federal income tax or excise tax based on net income except to the extent their earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code. If a Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. Funds investing in foreign securities also may incur tax liability to the extent they invest in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income (except income consisting of tax-exempt interest for the Tax-Free Funds) and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Funds are considered ordinary income. Part of the distributions paid by the Funds may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of a Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Funds.

Each Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisors regarding the particular tax consequences to them of an investment in shares of the Funds. Additional information on tax matters relating to the Funds and their shareholders is included in the Statement of Additional Information.

The Federal Money Fund intends, and the California Money and California Intermediate Bond Funds intend to continue, to qualify to pay "exempt-interest dividends" to their shareholders by maintaining, as of the close of each quarter of its taxable year, at least 50% of the value of its total assets in municipal securities. If these Funds satisfy this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation to the extent net investment income is represented by interest on municipal securities. Distributions from other net investment income, such as market discount on municipal securities, and from certain other investment practices, such as certain transactions in options, will be ordinary income. Shareholders generally will not incur any federal income tax on the amount of exempt-interest dividends received by them from these Funds, whether taken in cash or reinvested in additional shares. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security or railroad retirement benefits are subject to federal income tax.

General Information

The Trusts

All of the Funds with the exception of the Asset Allocation Fund are series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990. The Asset Allocation Fund is a series of The Montgomery Funds II, a Delaware business trust organized on September 10, 1993. The Agreement and Declarations of Trust of both Trusts permit their Boards to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within either of the two Trusts are separate and distinct from each other series.

This Prospectus relates only to the Class R shares of the Funds. The Funds offer other classes of shares to eligible investors and may in the future designate other classes of shares for specific purposes.

Shareholder Rights

Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by each Fund and to the net assets of each Fund upon liquidation or dissolution. Each Fund, as a separate series of its Trust, votes separately on matters affecting only that Fund (e.g., approval of the Investment Management Agreement); all series of each Trust vote as a single class on matters affecting all series of that Trust jointly or that Trust as a whole (e.g., election or removal of trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the trustees of that Trust. Although the Trusts are not required and do not intend to hold annual meetings of shareholders, such meetings may be called by each Trust's Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From time to time, the Funds may publish their total return, and, in the case of certain Funds, current yield and tax equivalent yield in advertisements and communications to investors. Total return information generally will include a Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. A Fund may also advertise aggregate and average total return information over different periods of time. Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against each Fund's income.

Current yield as prescribed by the SEC is an annualized percentage rate that reflects the change in value of a hypothetical account based on the income received from the Fund during a 30-day period. It is computed by determining the net change, excluding capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. A hypothetical charge reflecting deductions from shareholder accounts for management fees or shareholder services fees, for example, is subtracted from the value of the account at the end of the period, and the difference is divided by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized. In the case of the California Money and California Intermediate Bond Funds, tax equivalent yield is the yield that a taxable investment must generate in order to equal (after applicable taxes are deducted) either Fund's yield for an investor in stated federal income and California personal income tax brackets. For the Federal Money Fund, tax equivalent yield is the yield that a taxable investment must generate in order to equal (after applicable taxes are deducted) the Fund's yield for an investor in stated federal income tax brackets. See "Performance Information" in the Statement of Additional Information.

Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return or current yield for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period. The Funds' Annual Report contains additional performance information and is available upon request and without charge by calling (800) 572-FUND (3863).

Legal Opinion


The  validity of shares  offered by this  Prospectus  will be passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.


Shareholder Reports and Inquiries

During the year, the Funds will send you the following information:

     Confirmation statements are mailed after every transaction that affects your account balance, except for most money market transactions (monthly) and preauthorized automatic investment, exchange and redemption services (quarterly).

     Account statements are mailed after the close of each calendar quarter. (Retain your fourth-quarter statement for your tax records.)

     Annual and semiannual reports are mailed approximately 60 days after June 30 and December 31.

     1099 tax form(s) are mailed by January 31.

     Annual updated Prospectus is mailed to existing shareholders in October or November.

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. Any questions should be directed to The Montgomery Funds at (800) 572-FUND (3863).

Backup Withholding

Taxpayer Identification Number

Be sure to complete the Taxpayer Identification number (TIN) section of the New Account application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or Taxpayer Identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item on the New Account application. Dividends paid to a foreign shareholder's account by a Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult a tax advisor.

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesperson, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information or in the Funds' official sales literature.

                                    Glossary

Asset-backed Securities. Asset-backed securities are secured by and payable from pools of assets, such as motor vehicle installment loan contracts, leases of various types of real and personal property and receivables form revolving credit (e.g., credit card) agreements.

Cash equivalents. Cash equivalents are short-term, interest-bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury bills, bank money market deposit accounts, master demand notes and money market mutual Funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime-1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.

Collateral assets. These include cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities (except that instruments collateralizing loans by the Money Market Funds must be debt securities rated in the highest grade). Collateral assets are separately identified and rendered unavailable for investment or sale.

Collateralized Mortgage Obligations (CMOs). These are derivative mortgage-related securities that separate the cash flows of mortgage pools into different classes or tranches. Stripped mortgage securities are CMOs that allocate different proportions of interest and principal payments on a pool of mortgages. One class may receive all of the interest (the interest only, or IO class) whereas another may receive all of the principal (principal only, or PO class). The yield to maturity on any IO or PO class is extremely sensitive not only to changes in interest rates but also to the rate of principal payments and prepayments on underlying mortgages. In the most extreme cases, an IO class may become worthless.

Convertible security. This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

Covered call option. A call option is "covered" if the Fund owns the underlying securities, has the right to acquire such securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

Covered put option. A put option is "covered" if the Fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

Custodial receipts. Custodial receipts represent rights to receive certain future principal and interest payments on municipal securities deposited with a custodian. Typically, two classes of receipts are issued in a private placement. The interest rate of the first class is similar to that of the underlying municipal security. The value of the second class may be quite volatile.

Depositary receipts include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and other similar instruments. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

Derivativesinclude forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. government and foreign government securities and currencies.

Dollar roll transaction. A dollar roll transaction is similar to a reverse repurchase agreement except that it requires a Fund to repurchase a similar rather than the same security.

Duration. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates. However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

Emerging markets companies. A company is considered to be an emerging markets company if its securities are principally traded in the capital market of an emerging markets country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging markets countries or from sales made in such emerging markets countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging markets country. An emerging markets country is one having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing.

Equity derivative securities include, among other things, options on equity securities, warrants and futures contracts on equity securities.

Equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swaps transitions may be volatile and may present the Fund with counterparty risks.

FHLMC. The Federal Home Loan Mortgage Corporation.

FNMA. The Federal National Mortgage Association.

Forward currency contracts. A forward currency contract is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year. A Fund generally enters into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of a Fund's portfolio securities denominated in such currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate Segregable Assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

Futures and options on futures. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. Each Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

GNMA. The Government National Mortgage Association.

Illiquid securities. The Funds treat any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Funds also treat repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

Investment grade. Investment-grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa) or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.

Leverage. Some Funds may use leverage in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. Leveraging also creates interest expenses that can exceed the income from the assets retained.

Municipal securities. Municipal securities are obligations issued by, or on behalf of, states, territories and possessions of the U.S. and the District of Columbia, and their political subdivisions, agencies, authorities and instrumentalities, including industrial development bonds, as well as obligations of certain agencies and instrumentalities of the U.S. government. Municipal securities are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenue derived from a particular facility, class of facilities or the proceeds of a special excise or other specific revenue source but not from the issuer's general taxing power. Private activity bonds and industrial revenue bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments that are obligations of the issuing municipalities or agencies sold in anticipation of a bond sale, collection of taxes or other receipt of revenues.

     Options on securities, securities indices and currencies. A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indices in order to hedge against risks of stock market or industrywide stock price fluctuations.

     Participation interests. Participation interests are issued by financial institutions and represent undivided interests in municipal securities. Participation interests may have fixed, floating or variable rates of interest. Some participation interests are subject to a "nonappropriation" or "abatement" feature by which, under certain conditions, the issuer of the underlying municipal security, without penalty, may terminate its payment obligation. In such event, the Funds must look to the underlying collateral.

     Repurchase agreement. With a repurchase agreement, a Fund acquires a U.S. government security or other high-grade liquid debt instrument (for the Money Market Funds, the instrument must be rated in the highest grade) from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

     Reverse dollar roll transactions. When a Fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price.

     Reverse repurchase agreement. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds and agrees to repurchase at an agreed-upon price and date.

     S&P 500. Standard & Poor's 500 Composite Price Index.

     Securities lending. A Fund may lend securities to brokers, dealers and other financial organizations. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

     Tender option bonds. Tender option bonds are municipal securities that have a relatively long maturity and bear interest at a fixed rate substantially higher than the prevailing short-term tax-exempt rates, coupled with an option to tender the securities at periodic intervals and in order to receive the securities' face value. In return for the option, the holder of the securities pays a fee in an amount that causes the municipal securities to trade at face value when the option is issued. Effectively, the security bears the short-term tax-exempt rate at the time the option was issued.

     U.S. government securities. These include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Variable-rate demand notes (VRDNs). Variable-rate demand notes are instruments with rates of interest adjusted periodically or that "float" continuously according to specific formulae and often have a demand feature entitling the purchaser to resell the securities.

A warrant. Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

When-issued and forward commitment securities. The Funds may purchase U.S. government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

Zero coupon bonds. Zero coupon bonds are debt obligations that do not pay current interest and are consequently issued at a significant discount from face value. The discount approximates the total interest the bonds will accrue and compound over the period to maturity or the first interest-payment date at a rate of interest reflecting the market rate of interest at the time of issuance.

                               Investment Manager
                        Montgomery Asset Management, L.P.
                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   Distributor
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-572-3863


                              Independent Auditors
                              Deloitte & Touche LLP
                                50 Fremont Street
                         San Francisco, California 94105

                                  Legal Counsel
                        Paul, Hastings, Janofsky & Walker, LLP
                              345 California Street
                         San Francisco, California 94104

      ---------------------------------------------------------------------

                                     PART A

                          PROSPECTUS FOR CLASS R SHARES

                         MONTGOMERY JAPAN SMALL CAP FUND


      ---------------------------------------------------------------------

The Montgomery Funds
101 California Street
San Francisco, California 94111
(800) 572-FUND



Prospectus

June 30, 1997



Class R shares of the Montgomery Japan Small Cap Fund (the "Fund") are offered in this Prospectus. The Fund seeks long-term capital appreciation through investment primarily in equity securities of small Japanese companies. As is the case for all mutual funds, attainment of the Fund's investment objective cannot be assured.

The Fund's shares are sold at net asset value with no sales load, no commissions, no Rule 12b-1 fees and no exchange fees. In general, the minimum initial investment in the Fund is $1,000 and subsequent investments must be at least $100. The Manager or the Distributor, under any circumstances that either deems appropriate, may waive these minimums. See "How to Invest in the Fund."

The Fund, which is a separate series of The Montgomery Funds, an open-end management investment company, is managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor").



Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated June 30, 1997, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling
(800) 572-FUND.


The Internet address for The Montgomery Funds is www.xperts.montgomery.com/1.

The Fund may offer other classes of shares to investors eligible to purchase those shares. The other classes of shares may have different fees and expenses than the class of shares offered in this Prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at
(800) 572-FUND or contact sales representatives or financial intermediaries who offer those classes.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
================================================================================

Fees And Expenses Of The Fund                                                  3
--------------------------------------------------------------------------------

The Fund's Investment Objective And Policies                                   4
--------------------------------------------------------------------------------

Portfolio Securities                                                           4
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Other Investment Practices                                                     5
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Risk Considerations                                                            8
--------------------------------------------------------------------------------

Management Of The Fund                                                        10
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How To Contact The Fund                                                       12
--------------------------------------------------------------------------------

How To Invest In The Fund                                                     12
--------------------------------------------------------------------------------

How To Redeem An Investment In The Fund                                       15
--------------------------------------------------------------------------------

Exchange Privileges And Restrictions                                          16
--------------------------------------------------------------------------------

Brokers and Other Intermediaries                                              17
--------------------------------------------------------------------------------

How Net Asset Value Is Determined                                             17
--------------------------------------------------------------------------------

Dividends And Distributions                                                   17
--------------------------------------------------------------------------------

Taxation                                                                      18
--------------------------------------------------------------------------------

General Information                                                           18
--------------------------------------------------------------------------------

Backup Withholding Instructions                                               19
--------------------------------------------------------------------------------

Glossary                                                                      21
--------------------------------------------------------------------------------

Fees And Expenses Of The Fund

Shareholder Transaction Expenses for the Fund

An investor would pay the following charges when buying or redeeming shares of the Fund:

 Maximum Sales Load     Maximum Sales Load      Deferred Sales Load   Redemption Fees   Exchange Fees
Imposed on Purchases   Imposed on Reinvested
                             Dividends
------------------------------------------------------------------------------------------------------
        None                   None                     None               None+            None
------------------------------------------------------------------------------------------------------

Estimated Annual Operating Expenses (as a percentage of average net assets)

                                               Montgomery Japan Small Cap Fund
--------------------------------------------------------------------------------
Management Fee                                              1.25%
--------------------------------------------------------------------------------
Other Expenses                                              0.65%
(after reimbursement)*
--------------------------------------------------------------------------------
Total Fund Operating Expenses*                              1.90%
--------------------------------------------------------------------------------

The previous tables are intended to assist the investor in understanding the various direct and indirect costs and expenses of the Fund. Operating expenses are paid out of the Fund's assets and are factored into the Fund's share price. The Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year.

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. The Fund reserves the right, upon 60 days' advance notice to shareholders, to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase. See "How to Redeem an Investment in the Fund."

* Expenses for the Fund are estimated. The Manager will reduce its fees and may absorb or reimburse the Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the amount indicated in the table for the Fund. The Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the three years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. Absent the reduction, actual total Fund operating expenses are estimated to be 3.25% (2.00% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Fund."

Example of Expenses for the Fund

Assuming, hypothetically, that the Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of the Fund's shares would have paid the following total expenses upon redeeming such shares:

                                          Montgomery Japan Small Cap Fund
--------------------------------------------------------------------------------
1 Year                                                  $19
--------------------------------------------------------------------------------
3 Years                                                 $60
--------------------------------------------------------------------------------
5 Years                                                 N/A
--------------------------------------------------------------------------------
10 Years                                                N/A
--------------------------------------------------------------------------------


This example is to help potential investors understand the effect of expenses. Investors should understand that this example does not represent past or future expenses or returns and that actual expenses and returns may vary.

The Fund's Investment Objective And Policies

The investment objective and general investment policies of the Fund are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities" beginning on page 4. Specific investment practices that may be employed by the Fund are described in "Other Investment Practices" beginning on page 5. Certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations" beginning on page 8. CERTAIN TERMS USED IN THE PROSPECTUS ARE DEFINED IN THE GLOSSARY FOUND AT THE END OF THE PROSPECTUS.

The investment objective of the Fund is long-term capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of small Japanese companies. The portion of the Fund's assets not invested in small Japanese issuers may be invested in securities of other Japanese issuers with larger market capitalization or securities of non-Japanese issuers. The Fund does not, except during temporary defensive periods, intend to invest in securities of non-Japanese issuers. The Fund seeks to achieve long-term capital return that is in excess of the return on the Tokyo Stock Exchange Second Section Index and the JASDAQ OTC Index, calculated in U.S. dollars. Dividend income will be a secondary consideration when making investment decisions.


The Fund considers a company to be a Japanese company if its securities are principally traded in the capital markets of Japan (both on an exchange or over-the counter); it derives at least 50% of its total revenues from either goods produced or services rendered in Japan or from sales made in Japan, regardless of where the securities of such company are primarily traded; or it is organized under the laws of, and with a principal office in, Japan. The Fund considers a Japanese company to be a small Japanese company if the company has a market capitalization in the bottom quartile of the companies traded on the various major Japanese national and regional stock exchanges (currently, this means companies having a total market capitalization of less than US $2 billion).


The Manager believes that Japanese industry is in the process of deregulation and restructuring. The Fund is designed to provide an opportunity to participate in the dynamic structural changes in the Japanese industrial system through investment in higher growth companies that can be expected to benefit from these changes. The Fund will seek to identify and invest in Japanese issuers that are showing or are expected to show a rapid or high rate of growth, based on comparisons with Japanese or non-Japanese companies in the same industry or other considerations. The Fund will also invest in Japanese companies that the Manager believes are undervalued based on price/earnings ratios, comparisons with Japanese or non-Japanese companies or other factors. There are special risks involved with investing in the Fund. For information on risks, see "Portfolio Securities," "Risk Considerations" and the Statement of Additional Information.

The Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It also may invest up to 35% of its total assets in high-yield debt securities, including up to 5% in high-yield debt securities rated below investment grade (also known as "junk bonds"). The debt securities may be dollar-denominated US securities or debt securities of companies, governmental entities or political subdivisions of Japan. See "Portfolio Securities" and "Risk Considerations." During the two-to-three month period following the commencement of the Fund's operations, the Fund may have its assets invested substantially in cash and cash equivalents.

From time to time, the Fund may hedge part or all of its exposure to the Japanese yen, thereby reducing or substantially eliminating any favorable or unfavorable impact of changes in the value of the yen in relation to the U.S. dollar.

The Fund is managed by the Manager's International Growth Team, whose members are John D. Boich and Oscar A. Castro. See "Management of the Fund."

Portfolio Securities

Equity Securities

The Fund emphasizes investments in common stock. The Fund may also invest in other types of equity securities (such as preferred stocks or convertible securities) and equity derivative securities.

Depositary Receipts, Convertible Securities and Securities Warrants


The Fund may invest in ADRs, EDRs and GDRs and convertible securities which the Manager regards as a form of equity security. The Fund may also invest up to 10% of its net assets in warrants, including up to 5% of net assets for those not listed on a securities exchange.

Privatizations

The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Fund may invest in privatizations. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms of participating may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

Special Situations

The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance its capital appreciation potential. The Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impractical for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. The Fund does not invest more an 15% of its net assets in illiquid investments, including special situations.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investments by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information. The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including advisory and administration fees.

Debt Securities


The Fund may purchase debt securities that complement its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board, the Fund will not invest more than 5% of its total assets in debt securities rated lower than investment grade. Subject to this limitation, the Fund may invest in any debt security, including securities in default. After its purchase by the Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund. See "Risk Considerations."


U.S. Government Securities

The Fund may invest in fixed rate and floating or variable rate U.S. government securities. Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. government does not guarantee the net asset value of the Fund's shares.

Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objective and Policies of the Fund," contains more detailed information about certain of these practices, including limitations designed to reduce risks.

Repurchase Agreements

The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the Fund acquires a U.S. government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities ("collateral assets"). If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

Borrowing

The Fund may borrow money from banks and engage in reverse repurchase transactions, in an amount not to exceed one-third of the value of its total assets to meet temporary or emergency purposes, and the Fund may pledge its assets in connection with such borrowings. The Fund may not purchase securities if such borrowings exceed 10% of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

Leverage

The Fund may leverage its portfolio to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

Securities Lending

The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed the maximum percentage permitted by law or the SEC, which currently is 30% of the Fund's total assets. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using certain derivative securities and techniques (known as Derivatives). Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment.

Hedging transactions involve certain risks. While the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Forward Currency Contracts

A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year.

The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it any desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximately the value of some or all of the Fund's portfolio securities denominated in such currency. The Fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

Options on Securities, Securities Indices and Currencies

The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges, as well as in the over-the-counter market. The Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency. The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transactions costs.

The Fund also may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations. The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

Futures and Options on Futures

To protect against the effect of adverse changes in interest rates, the Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. In addition, the Fund may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. The Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options and premiums paid for any such related options would exceed 5% of its total assets. The Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Hedging Considerations

Hedging transactions involve certain risks. While the Fund may benefit from the use of hedging transactions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Illiquid Securities

The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Portfolio turnover in excess of 100% is considered high and increases such costs. The annual portfolio turnover for the Fund is expected to be approximately 125%. Even if the portfolio turnover for the Fund is in excess of 100%, the Fund would not consider portfolio turnover as a limiting factor.


Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval, but unless otherwise stated, the Fund's other investment policies may be changed by the Board. If there is a change in the investment objective or policies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30 days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

Risk Considerations

Small Companies

The Fund may make investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Concentration in Japanese Securities

The Fund concentrates its investments in companies that have their principal activities in Japan. Consequently, the Fund's share value may be more volatile than that of mutual funds not sharing this geographic concentration. The value of the Fund's shares may vary in response to political and economic factors affecting companies in Japan. The Fund should be considered a vehicle for diversification, but the Fund itself is not diversified.

Securities in Japan are denominated and quoted in yen. Yen are fully convertible and transferable based on floating exchange rates into all readily convertible currencies, without administrative or legal restrictions for both non-residents and residents of Japan. In determining the net asset value of shares of the Fund, assets or liabilities initially expressed in terms of Japanese yen will be translated into U.S. dollars at the current selling rate of Japanese yen against U.S. dollars. As a result, in the absence of a successful currency hedge, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in the value of Japanese yen relative to the U.S. dollar.

A significant portion of the Fund may be invested in securities traded through JASDAQ. JASDAQ traded securities can be volatile, which may result in a Fund's net asset value fluctuating in response. Trading of equity securities through the JASDAQ market is conducted by securities firms in Japan, primarily through an organization which acts as a "matching agent," as opposed to a recognized stock exchange. Consequently, securities traded through JASDAQ may, from time to time, and especially in falling markets, become illiquid and experience short-term price volatility and wide spreads between bid and offer prices. This combination of limited liquidity and price volatility may have an adverse effect on the investment performance of the Fund. In periods of rapid price increases, the limited liquidity of JASDAQ restricts the Fund's ability to adjust its portfolio quickly in order to take full advantage of a significant market increase, and conversely, during periods of rapid price declines, it restricts the ability of the Fund to dispose of securities quickly in order to realize gains previously made or to limit losses on securities held in its portfolio. In addition, although JASDAQ has generally experienced sustained growth in aggregate market capitalization and trading volume, there have been periods in which aggregate market capitalization and trading volume have declined. The Frontier Market is expected to present greater liquidity, volatility and trading considerations than JASDAQ.

At November 30, 1996, 761 issues were traded through JASDAQ, having an aggregate market capitalization in excess of 15 billion yen (approximately $121 billion as of February 14, 1997). The entry requirements for JASDAQ generally require a minimum of 2 million shares outstanding at the time of registration, a minimum of 200 shareholders, minimum pre-tax profits of 10 yen per share (approximately $.08 per share as of February 14, 1997). JASDAQ has generally attracted small growth companies or companies whose major shareholders wish to sell only a small portion of the company's equity.

The Frontier Market is a second over-the-counter market and is under the jurisdiction of JASDAQ, which is overseen by the Japanese Securities and Exchange Commission. The Frontier Market has less stringent entry requirements than those described above for JASDAQ and is designed to enable early stage companies access to capital markets. Frontier Market companies need not have a history of earnings, provided their spending on research and development equals at least 3% of net sales. In addition, companies traded through the Frontier Market are not required to have 2 million shares outstanding at the time of registration. As a result, investments in companies traded through the Frontier Market may involve a greater degree of risk than investments in companies traded through JASDAQ. The Frontier Market was created in July 1995, and as of the date of this Prospectus, a limited number of issues were traded through this market.

The decline in the Japanese securities markets since 1989 has contributed to a weakness in the Japanese economy, and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue to trade at high price-earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

Japan is largely dependent on foreign economies for raw materials. International trade is important to Japan's economy, as exports provide the means to pay for many of the raw materials it must import. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surpluses ensuing therefrom, Japan has entered a difficult phase in its relations with its trading partners, particularly with respect to the United States, with whom the trade imbalance is the greatest.

Japan has a parliamentary form of government. In 1993, a coalition government was formed which, for the first time since 1955, did not include the Liberal Democratic Party. Since mid-1993, there have been several changes in leadership in Japan. What, if any, effect the current political situation will have on prospective regulatory reforms on the economy in Japan cannot be predicted. Recent and future developments in Japan and neighboring Asian countries may lead to changes in policy that might adversely affect the Funds investing there. For additional information, see "Japan and its Securities Markets" in the Statement of Additional Information.

Non-Diversified Status

The Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that a Fund assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

Foreign Securities

The Fund has the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Fund in other countries are generally greater than in the U.S. Foreign markets, have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions and resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because the securities owned by the Fund may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.

Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Lower Quality Debt

The Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk, lower quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.

As an operating policy, which may be changed by the Board without shareholder approval, the Fund does not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the Fund may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Interest Rates

The market value of debt securities sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities while an increase in interest rates produces a decrease. Moreover, the longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Management Of The Fund

The Montgomery Funds has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.

Montgomery Asset Management, L.P., is the Fund's Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Fund. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is an affiliate of Montgomery Securities, the Fund's Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of Montgomery Securities in its discretion and consistent with applicable regulations.

Portfolio Managers

John D. Boich is a managing director and senior portfolio manager. From 1990 to 1993, he was vice president and portfolio manager at The Boston Company
Institutional Investors Inc. From 1989 to 1990, he was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company.

Oscar A. Castro is a managing director and senior portfolio manager. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, he was deputy portfolio manager/analyst at Templeton International.

The Manager provides the Fund with advice on buying and selling securities, manages the Fund's investments, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the value of its average daily net assets, according to the following table.

                                        Average Daily Net Assets    Annual Rate
-------------------------------------- -------------------------- --------------
Montgomery Japan Small Cap Fund            First $500 million         1.25%
                                           Next $500 million          1.10%
                                           Over $1 billion            1.00%
-------------------------------------- -------------------------- --------------

The Manager also serves as the Fund's Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at the annual rate of seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $500 million).

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

The Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below one and ninety hundredths of one percent (1.90%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's investors. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate broker-dealers who distribute the Fund's shares as well as other service providers of shareholder and administrative services. In addition, the Manager, out of its own funds, may sponsor seminars and educational programs on the Fund for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Manager also may consider sale of the Fund's shares as a factor in selecting broker-dealers for the Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Fund's brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Fund. The Fund will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Board, Montgomery
Securities  will  obtain a price and  execution  at least as  favorable  as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Fund (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Fund's transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").

How To Contact The Fund

For information on the Fund or your account, call a Montgomery Shareholder Service Representative at:

                                 (800) 572-3863

Mail  your  completed   application,   any  checks,   investment  or  redemption
instructions and correspondence to:

       Regular Mail                           Express Mail or Overnight Service
       The Montgomery Funds                   The Montgomery Funds
       c/o DST Systems, Inc.                  c/o DST Systems, Inc.
       P.O. Box 419073                        1004 Baltimore St.
       Kansas City, MO  64141-6073            Kansas City, MO  64105


Visit the Montgomery World Wide Web site at:

                           www.xperts.montgomery.com/1


How To Invest In The Fund

The Fund's shares are offered directly to the public, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Fund's shares are offered for sale by Montgomery Securities, the Fund's Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, Montgomery Securities or certain administrators of 401(k) and other retirement plans by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders for Fund shares received after the Fund's cutoff times will be purchased at the next-determined net asset value after receipt of the order.

The minimum initial investment in the Fund is $1,000 (including IRAs) and $100 for subsequent investments. The Manager or the Distributor, in its discretion, may waive these minimums. The Fund does not accept third party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Initial Investments

Minimum Initial Investment (including IRAs):                           $1,000


     Initial Investments by Check

     o Complete the Account Application. Tell us in which Fund(s) you want to invest and make your check payable to The Montgomery Funds.

     o  A charge may be imposed on checks that do not clear.

     Initial Investments by Wire

     o Call the Transfer Agent to tell them you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and Fund(s) in which you want to invest. They will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

     o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

                  Investors Fiduciary Trust Company
                  ABA #101003621
                  For: DST Systems, Inc.
                  Account #7526601
                  Attention: The Montgomery Funds
                  For Credit to: (shareholder(s) name)
                  Shareholder Account Number: (shareholder(s) account number) Name of Fund: Montgomery Japan Small Cap Fund

     o  Your bank may charge a fee for any wire transfers.

     o The Fund and the Distributor each reserve the right to reject any purchase order in whole or in part.

Subsequent Investments

Minimum Subsequent Investment (including IRAs):                        $100


     Subsequent Investments by Check

     o Make your check payable to The Montgomery Funds. Enclose an investment stub with your check. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

     o  A charge may be imposed on checks that do not clear.

     Subsequent Investments by Wire

     o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."

     Subsequent Investments by Telephone

     o Shareholders are automatically eligible to make telephone purchases. To make a purchase, call the Transfer Agent at (800) 572-3863 before the Fund cutoff time. Shares for IRAs may not be purchased by phone.

     o The maximum telephone purchase is an amount up to five times your account value on the previous day.

     o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

     o You should do one of the following to ensure payment is received in time:

        o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

        o  Send a check by overnight or 2nd day courier service.

        o Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under the section titled "Initial Investments by Wire."

     Automatic Account Builder ("AAB")

     o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account. The minimum automatic investment amount is the Fund's subsequent investment minimum.

     o  Your bank must be a member of the Automated Clearing House.

     o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery account application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

     o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your account application or your letter of instruction, the 20th of each month will be selected.

     o  You should allow 20 business days for this service to become effective.

     o You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.

     Payroll Deduction

     o Investments through payroll deduction will be established on existing accounts only. You may not use payroll deduction to open a new account. The minimum payroll deduction amount for the Fund is $100 per payroll deduction period.

     o You may automatically deposit a designated amount of your paycheck directly into a Montgomery Fund account.

     o Please call the Transfer Agent to receive instructions to establish this service.

Telephone Transactions

You agree to reimburse the Fund for any expenses or losses incurred in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued at any time by the Fund upon 30-days' written notice or at any time by you by written notice to the Fund. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next-determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by the Fund. The Fund and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording certain telephone calls, sending a confirmation and requiring the caller to give a special authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.

Retirement Plans

Shares of the Fund are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. The Fund may be available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Fund for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Fund. All shares are held in non-certificated form registered on the books of the Fund and the Transfer Agent for the account of the shareholder.

How To Redeem An Investment In The Fund

The Fund will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below.

     Redeeming by Written Instruction

     o Write a letter giving your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

     o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent for more information.

     o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager's discretion.

     Redeeming By Telephone

     o Unless you have declined telephone redemption privileges on your account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time.

     o If you included bank wire information on your account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee. Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.

     o Telephone redemption privileges may be cancelled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt. This service is not available for IRA accounts.

By establishing telephone redemption privileges, a shareholder authorizes the Fund and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the Authorization. When a shareholder appoints a designee on the Account Application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Fund may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Fund will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $1,000 or more in the Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from the Fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes.

Small Accounts

Due to the relatively high cost of maintaining smaller accounts, the Fund will redeem shares from any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $1,000. If the Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account at least to the minimum investment required to open an account before the Fund takes any action.

Exchange Privileges And Restrictions

You may exchange shares from another fund in the Montgomery Funds family with the same registration, taxpayer identification number and address. An exchange may result in a recognized gain or loss for income tax purposes. See the discussion of Fund telephone procedures and limitations of liability under "Telephone Transactions."

     Purchasing and Redeeming Shares by Exchange

     o You are automatically eligible to make telephone exchanges with your Montgomery account.

     o Exchange purchases and redemptions will be processed using the next-determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to the Fund's cut-off times.

     o Exchange purchases must meet the minimum investment requirements of the fund you intend to purchase.

     o You may exchange for shares of a fund only in states where that Montgomery fund's shares are qualified for sale and only after you have reviewed a prospectus of that fund.

     o You may not exchange for shares of a Montgomery fund that is not open to new shareholders unless you have an existing account with that fund.

     o Because excessive exchanges can harm a fund's performance, the Trust reserves the right to terminate your exchange privileges if you make more than four exchanges out of any one fund during a twelve-month period. The Fund may also refuse an exchange into a fund from which you have redeemed shares within the previous 90 days (accounts under common control and accounts with the same taxpayer identification number will be counted together). A shareholder's exchanges may be restricted or refused if the Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of the Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. The Trust reserves the right to refuse exchanges by any person or group if, in the Manager's judgment, a fund would be unable to effectively invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected.
        Although the Trust attempts to provide prior notice to affected shareholders when it is reasonable to do so, they may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trust reserves the right to terminate or modify the exchange privileges of Fund shareholders in the future.

Automatic Transfer Service ("ATS")

You may elect systematic exchanges out of the fixed income funds (which include the Montgomery Short Government Bond Fund, the Montgomery Government Reserve Fund, the Montgomery Total Return Bond Fund, the Montgomery Federal Tax-Free Money Fund, the Montgomery California Tax-Free Intermediate Bond Fund and the California Tax-Free Money Fund) into the Fund. The minimum exchange is $100. Periodically investing a set dollar amount into the Fund is also referred to as dollar-cost averaging because the number of shares purchased will vary depending on the price per share. Your account with the Fund must meet the applicable minimum of $1,000. Exchanges out of the fixed income funds are exempt from the four exchanges limit policy.

Brokers and Other Intermediaries

Investing through Securities Brokers, Dealers and Financial Intermediaries

Investors may purchase shares of the Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on days that the Fund issues shares. Orders received after that time will be purchased at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.

Redemption Orders Through Brokerage Accounts

Shareholders also may sell shares back to the Fund by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a redemption order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.

How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the manager and the Pricing Committee of the Board respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close prior to the time the Fund determines its net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset values may not be reflected in the Fund's calculation of net asset values unless the Manager, under supervision of the Board, determines that a particular event would materially affect the Fund's net asset values.

Dividends And Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The Fund currently intends to make one or, if necessary to avoid the imposition of tax on the Fund, more distributions during each calendar year. A distribution may be made in the last quarter of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of such calendar year. Another distribution of any undistributed capital gains may also be made following the Fund's fiscal year end (June 30). The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board.

Unless investors request cash distributions in writing at least seven business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Taxation

The Fund intends to qualify and elect as soon as possible to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Fund are considered ordinary income. Part of the distributions paid by the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

Furthermore, the Manager believes that the operations of the Fund will not subject the Fund to any Japanese income, capital gains or other taxes except for withholding taxes on interest and dividends paid to the Fund by Japanese corporations and securities transaction taxes payable in the event of sales of portfolio securities in Japan.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

General Information

The Trust

The Fund is a series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990 (the "Trust"). The Trust's Agreement and Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from those of each other series.

This Prospectus relates only to the Class R shares of the Fund. The Fund has designated other classes of shares and may in the future designate other classes of shares for specific purposes.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Management Agreement); all series of the Trust vote as a single class on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. Except as set forth herein, all classes of shares issued by the Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following:
(a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From  time  to  time,  the  Fund  may  publish  its  total  return,  such  as in advertisements and communications to investors. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period.

Legal Opinion


The  validity of shares  offered by this  Prospectus  will be passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.


Shareholder Reports and Inquiries

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. A confirmation statement will be mailed to your record address each time you request a transaction except for pre-authorized automatic investment and redemption services (quarterly). All transactions are recorded on quarterly account statements which you will receive at the end of each calendar quarter. Your fourth-quarter account statement will be a year-end statement, listing all transaction activity for the entire year. Retain this statement for your tax records.

In general, shareholders who redeemed shares from a qualifying Montgomery account should expect to receive an Average Cost Statement in February of the following year. Your statement will calculate your average cost using the average cost single-category method.

Any questions should be directed to The Montgomery Funds at 800-572-FUND (800-572-3863).

Backup Withholding Instructions

Shareholders are required by law to provide the Fund with their correct Social Security or other Taxpayer Identification Number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN or to check the appropriate boxes in the Account Application and to sign the shareholder's name could result in backup withholding by the Fund of an amount of federal income tax equal to 31% of distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by the Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax adviser.

                        ---------------------------------

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Fund's official sales literature.

                                    Glossary

o Cash Equivalents. Cash equivalents are short-term, interest bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime-1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.

o Collateral assets include cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities. Collateral assets are separately identified and rendered unavailable for investment or sale.

o Convertible security. A convertible security is a fixed income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

o Covered call option. A call option is "covered" if the Fund owns the underlying securities, has the right to acquire such securities without additional consideration, has collateral assets sufficient to meet its obligations under the option, or owns an offsetting call option.

o Covered put option. A put option is "covered" if the Fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

o Depositary receipts include American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), global depositary receipts ("GDRs") and other similar instruments. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

o Derivatives include forward currency exchange contracts, currency options, futures contracts, swaps and options on futures contracts on U.S. government and foreign government securities and currencies.

o Equity derivative securities include, among other things, options on equity securities, warrants and future contracts on equity securities.

o Equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swaps transitions may be volatile and may present the Fund with counterparty risks.

o Highly rated debt securities. Debt securities rated within the three highest grades by Standard & Poor's Corporation ("S&P") (AAA to A), Moody's Investors Services, Inc. ("Moody's") (Aaa to A) or Fitch Investor Services, Inc.
   ("Fitch") (AAA to A), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. See the Appendix to the Statement of Additional Information for a description of these ratings.

o Illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

o JASDAQ OTC Index. A capitalization weighted index of all Japan stocks traded over-the-counter except The Bank of Japan and all managed issues. The index was developed with a base value of 100 as of October 28, 1991.

o Investment grade. Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa) or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.

o Leverage. Some Funds may use leverage in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. Leveraging also creates interest expenses that can exceed the income from the assets retained.

o Repurchase agreement. With a repurchase agreement, a Fund acquires a U.S. government security or other high-grade liquid debt instrument (for the Money Market Funds, the instrument must be rated in the highest grade) from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

o Reverse dollar roll transactions. When a Fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price.

o Reverse repurchase agreement. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

o Securities lending. A fund may lend securities to brokers, dealers and other financial organizations. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

o Tokyo Stock Exchange Second Section Index. A capitalization weighted index of all the companies listed on the Second Section of the Tokyo Stock Exchange. The index was developed with a base value of 100 as of Jan 4, 1968.

o U.S. government securities include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

o Warrant. A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

                               Investment Manager
                        Montgomery Asset Management, L.P.
                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   Distributor
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-447-4210


                                  Legal Counsel
                        Paul, Hastings, Janofsky & Walker, LLP
                             345 California Street
                         San Francisco, California 94104

      ---------------------------------------------------------------------

                                     PART A

                          PROSPECTUS FOR CLASS P SHARES

                         MONTGOMERY JAPAN SMALL CAP FUND

      ---------------------------------------------------------------------

The Montgomery Funds
101 California Street
San Francisco, California 94111
(800) 572-FUND




Prospectus

June  30, 1997



Class P shares of the Montgomery Japan Small Cap Fund (the "Fund") are offered in this Prospectus. The Fund seeks long-term capital appreciation through investment primarily in equity securities of small Japanese companies. As is the case for all mutual funds, attainment of the Fund's investment objective cannot be assured.

The Fund's Class P shares are only sold through financial intermediaries and financial professional at net asset value with no sales load, no commissions, and no exchange fees. The Class P shares are subject to a Rule 12b-1 distribution fee as described in this Prospectus. In general, the minimum initial investment in the Fund is $1,000 and subsequent investments must be at least $100. The Manager or the Distributor, under any circumstances that either deems appropriate, may waive these minimums. See "How to Invest in the Fund."

The Fund, which is a separate series of The Montgomery Funds, an open-end management investment company, is managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor").


Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated June 30, 1997, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling
(800) 572-FUND.


The Internet address for The Montgomery Funds is www.xperts.montgomery.com/1.

The Fund may offer other classes of shares to investors eligible to purchase those shares. The other classes of shares may have different fees and expenses than the class of shares offered in this Prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at
(800) 572-FUND or contact sales representatives or financial intermediaries who offer those classes.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
================================================================================

Fees And Expenses Of The Fund                                                  3
--------------------------------------------------------------------------------

The Fund's Investment Objective And Policies                                   4
--------------------------------------------------------------------------------

Portfolio Securities                                                           4
--------------------------------------------------------------------------------

Other Investment Practices                                                     5
--------------------------------------------------------------------------------

Risk Considerations                                                            8
--------------------------------------------------------------------------------

Management Of The Fund                                                        10
--------------------------------------------------------------------------------

How To Contact The Fund                                                       12
--------------------------------------------------------------------------------

How To Invest In The Fund                                                     13
--------------------------------------------------------------------------------

How To Redeem An Investment In The Fund                                       15
--------------------------------------------------------------------------------

Exchange Privileges And Restrictions                                          16
--------------------------------------------------------------------------------

Brokers and Other Intermediaries                                              17
--------------------------------------------------------------------------------

How Net Asset Value Is Determined                                             18
--------------------------------------------------------------------------------

Dividends And Distributions                                                   18
--------------------------------------------------------------------------------

Taxation                                                                      18
--------------------------------------------------------------------------------

General Information                                                           19
--------------------------------------------------------------------------------

Backup Withholding Instructions                                               20
--------------------------------------------------------------------------------

Glossary                                                                      21
--------------------------------------------------------------------------------

Fees And Expenses Of The Fund

Shareholder Transaction Expenses for the Fund

An investor would pay the following charges when buying or redeeming shares of the Fund:

 Maximum Sales Load      Maximum Sales Load      Deferred Sales Load   Redemption Fees    Exchange Fees
Imposed on Purchases    Imposed on Reinvested
                              Dividends
---------------------------------------------------------------------------------------------------------
        None                    None                     None               None+             None
---------------------------------------------------------------------------------------------------------

Estimated Annual Operating Expenses (as a percentage of average net assets)

                                              Montgomery Japan Small Cap Fund
--------------------------------------------------------------------------------
Management Fee                                             1.25%
--------------------------------------------------------------------------------
Other Expenses                                             0.65%
(after reimbursement)*
--------------------------------------------------------------------------------
12b-1 Fee                                                  0.25%
--------------------------------------------------------------------------------
Total Fund Operating Expenses*                             2.15%
--------------------------------------------------------------------------------

The previous tables are intended to assist the investor in understanding the various direct and indirect costs and expenses of the Fund. Operating expenses are paid out of the Fund's assets and are factored into the Fund's share price. The Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year. Because Rule 12b-1 distribution charges are accounted for on a class-level basis (and not on an individual shareholder-level basis), individual long-term investors in the Class P shares of the Fund may over time pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"), even though all shareholders of that Class in the aggregate will not. This is recognized and permitted by the NASD.

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. The Fund reserves the right, upon 60 days' advance notice to shareholders, to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase. See "How to Redeem an Investment in the Fund."

* Expenses for the Fund are estimated. The Manager will reduce its fees and may absorb or reimburse the Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the amount indicated in the table for the Fund. The Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the three years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. Absent the reduction, actual total Fund operating expenses are estimated to be 3.50% (2.00% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Fund."

Example of Expenses for the Fund

Assuming, hypothetically, that the Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of the Fund's shares would have paid the following total expenses upon redeeming such shares:

                                            Montgomery Japan Small Cap Fund
--------------------------------------------------------------------------------
1 Year                                                    $22
--------------------------------------------------------------------------------
3 Years                                                   $67
--------------------------------------------------------------------------------
5 Years                                                   N/A
--------------------------------------------------------------------------------
10 Years                                                  N/A
--------------------------------------------------------------------------------


This example is to help potential investors understand the effect of expenses. Investors should understand that this example does not represent past or future expenses or returns and that actual expenses and returns may vary.

The Fund's Investment Objective And Policies

The investment objective and general investment policies of the Fund are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities" beginning on page 4. Specific investment practices that may be employed by the Fund are described in "Other Investment Practices" beginning on page 5. Certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations" beginning on page 8. CERTAIN TERMS USED IN THE PROSPECTUS ARE DEFINED IN THE GLOSSARY FOUND AT THE END OF THE PROSPECTUS.

The investment objective of the Fund is long-term capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of small Japanese companies. The portion of the Fund's assets not invested in small Japanese issuers may be invested in securities of other Japanese issuers with larger market capitalization or securities of non-Japanese issuers. The Fund does not, except during temporary defensive periods, intend to invest in securities of non-Japanese issuers. The Fund seeks to achieve long-term capital return that is in excess of the return on the Tokyo Stock Exchange Second Section Index and the JASDAQ OTC Index, calculated in U.S. dollars. Dividend income will be a secondary consideration when making investment decisions.


The Fund considers a company to be a Japanese company if its securities are principally traded in the capital markets of Japan (both on an exchange or over-the counter); it derives at least 50% of its total revenues from either goods produced or services rendered in Japan or from sales made in Japan, regardless of where the securities of such company are primarily traded; or it is organized under the laws of, and with a principal office in, Japan. The Fund considers a Japanese company to be a small Japanese company if the company has a market capitalization in the bottom quartile of the companies traded on the various major Japanese national and regional stock exchanges (currently, this means companies having a total market capitalization of less than U.S. $2 billion).


The Manager believes that Japanese industry is in the process of deregulation and restructuring. The Fund is designed to provide an opportunity to participate in the dynamic structural changes in the Japanese industrial system through investment in higher growth companies that can be expected to benefit from these changes. The Fund will seek to identify and invest in Japanese issuers that are showing or are expected to show a rapid or high rate of growth, based on comparisons with Japanese or non-Japanese companies in the same industry or other considerations. The Fund will also invest in Japanese companies that the Manager believes are undervalued based on price/earnings ratios, comparisons with Japanese or non-Japanese companies or other factors. There are special risks involved with investing in the Fund. For information on risks, see "Portfolio Securities," "Risk Considerations" and the Statement of Additional Information.

The Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It also may invest up to 35% of its total assets in high-yield debt securities, including up to 5% in high-yield debt securities rated below investment grade (also known as "junk bonds"). The debt securities may be dollar-denominated US securities or debt securities of companies, governmental entities or political subdivisions of Japan. See "Portfolio Securities" and "Risk Considerations." During the two-to-three month period following the commencement of the Fund's operations, the Fund may have its assets invested substantially in cash and cash equivalents.

From time to time, the Fund may hedge part or all of its exposure to the Japanese yen, thereby reducing or substantially eliminating any favorable or unfavorable impact of changes in the value of the yen in relation to the U.S. dollar.

The Fund is managed by the Manager's International Growth Team, whose members are John D. Boich and Oscar A. Castro. See "Management of the Fund."

Portfolio Securities

Equity Securities

The Fund emphasizes investments in common stock. The Fund may also invest in other types of equity securities (such as preferred stocks or convertible securities) and equity derivative securities.

Depositary Receipts, Convertible Securities and Securities Warrants


The Fund may invest in ADRs, EDRs and GDRs and convertible securities which the Manager regards as a form of equity security. The Fund may also invest up to 10% of its net assets in warrants, including up to 5% of net assets for those not listed on a securities exchange.


Privatizations

The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Fund may invest in privatizations.

The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms of participating may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

Special Situations

The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance its capital appreciation potential. The Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impractical for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. The Fund does not invest more an 15% of its net assets in illiquid investments, including special situations.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investments by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information. The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including advisory and administration fees.

Debt Securities


The Fund may purchase debt securities that complement its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board, the Fund will not invest more than 5% of its total assets in debt securities rated lower than investment grade. Subject to this limitation, the Fund may invest in any debt security, including securities in default. After its purchase by the Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund. See "Risk Considerations."


U.S. Government Securities

The Fund may invest in fixed rate and floating or variable rate U.S. government securities. Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. government does not guarantee the net asset value of the Fund's shares.

Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objective and Policies of the Fund," contains more detailed information about certain of these practices, including limitations designed to reduce risks.

Repurchase Agreements

The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the Fund acquires a U.S. government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities ("collateral assets"). If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

Borrowing

The Fund may borrow money from banks and engage in reverse repurchase transactions, in an amount not to exceed one-third of the value of its total assets to meet temporary or emergency purposes, and the Fund may pledge its assets in connection with such borrowings. The Fund may not purchase securities if such borrowings exceed 10% of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

Leverage

The Fund may leverage its portfolio to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

Securities Lending

The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed the maximum percentage permitted by law or the SEC, which currently is 30% of the Fund's total assets. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using certain derivative securities and techniques (known as Derivatives). Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment.

Hedging transactions involve certain risks. While the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Forward Currency Contracts

A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year.

The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it any desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximately the value of some or all of the Fund's portfolio securities denominated in such currency. The Fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

Options on Securities, Securities Indices and Currencies

The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges, as well as in the over-the-counter market. The Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency. The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transactions costs.

The Fund also may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations. The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

Futures and Options on Futures

To protect against the effect of adverse changes in interest rates, the Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. In addition, the Fund may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. The Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options and premiums paid for any such related options would exceed 5% of its total assets. The Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Hedging Considerations

Hedging transactions involve certain risks. While the Fund may benefit from the use of hedging transactions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Illiquid Securities

The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.


Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Portfolio turnover in excess of 100% is considered high and increases such costs. The annual portfolio turnover for the Fund is expected to be approximately 125%. Even if the portfolio turnover for the Fund is in excess of 100%, the Fund would not consider portfolio turnover as a limiting factor.


Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval, but unless otherwise stated, the Fund's other investment policies may be changed by the Board. If there is a change in the investment objective or policies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30 days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

Risk Considerations

Small Companies

The Fund may make investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Concentration in Japanese Securities

The Fund concentrates its investments in companies that have their principal activities in Japan. Consequently, the Fund's share value may be more volatile than that of mutual funds not sharing this geographic concentration. The value of the Fund's shares may vary in response to political and economic factors affecting companies in Japan. The Fund should be considered a vehicle for diversification, but the Fund itself is not diversified.

Securities in Japan are denominated and quoted in yen. Yen are fully convertible and transferable based on floating exchange rates into all readily convertible currencies, without administrative or legal restrictions for both non-residents and residents of Japan. In determining the net asset value of shares of the Fund, assets or liabilities initially expressed in terms of Japanese yen will be translated into U.S. dollars at the current selling rate of Japanese yen against U.S. dollars. As a result, in the absence of a successful currency hedge, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in the value of Japanese yen relative to the U.S. dollar.

A significant portion of the Fund may be invested in securities traded through JASDAQ. JASDAQ traded securities can be volatile, which may result in a Fund's net asset value fluctuating in response. Trading of equity securities through the JASDAQ market is conducted by securities firms in Japan, primarily through an organization which acts as a "matching agent," as opposed to a recognized stock exchange. Consequently, securities traded through JASDAQ may, from time to time, and especially in falling markets, become illiquid and experience short-term price volatility and wide spreads between bid and offer prices. This combination of limited liquidity and price volatility may have an adverse effect on the investment performance of the Fund. In periods of rapid price increases, the limited liquidity of JASDAQ restricts the Fund's ability to adjust its portfolio quickly in order to take full advantage of a significant market increase, and conversely, during periods of rapid price declines, it restricts the ability of the Fund to dispose of securities quickly in order to realize gains previously made or to limit losses on securities held in its portfolio. In addition, although JASDAQ has generally experienced sustained growth in aggregate market capitalization and trading volume, there have been periods in which aggregate market capitalization and trading volume have declined. The Frontier Market is expected to present greater liquidity, volatility and trading considerations than JASDAQ.

At November 30, 1996, 761 issues were traded through JASDAQ, having an aggregate market capitalization in excess of 15 billion yen (approximately $121 billion as of February 14, 1997). The entry requirements for JASDAQ generally require a minimum of 2 million shares outstanding at the time of registration, a minimum of 200 shareholders, minimum pre-tax profits of 10 yen per share (approximately $.08 per share as of February 14, 1997). JASDAQ has generally attracted small growth companies or companies whose major shareholders wish to sell only a small portion of the company's equity.

The Frontier Market is a second over-the-counter market and is under the jurisdiction of JASDAQ, which is overseen by the Japanese Securities and Exchange Commission. The Frontier Market has less stringent entry requirements than those described above for JASDAQ and is designed to enable early stage companies access to capital markets. Frontier Market companies need not have a history of earnings, provided their spending on research and development equals at least 3% of net sales. In addition, companies traded through the Frontier Market are not required to have 2 million shares outstanding at the time of registration. As a result, investments in companies traded through the Frontier Market may involve a greater degree of risk than investments in companies traded through JASDAQ. The Frontier Market was created in July 1995, and as of the date of this Prospectus, a limited number of issues were traded through this market.

The decline in the Japanese securities markets since 1989 has contributed to a weakness in the Japanese economy, and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue to trade at high price-earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

Japan is largely dependent on foreign economies for raw materials. International trade is important to Japan's economy, as exports provide the means to pay for many of the raw materials it must import. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surpluses ensuing therefrom, Japan has entered a difficult phase in its relations with its trading partners, particularly with respect to the United States, with whom the trade imbalance is the greatest.

Japan has a parliamentary form of government. In 1993, a coalition government was formed which, for the first time since 1955, did not include the Liberal Democratic Party. Since mid-1993, there have been several changes in leadership in Japan. What, if any, effect the current political situation will have on prospective regulatory reforms on the economy in Japan cannot be predicted. Recent and future developments in Japan and neighboring Asian countries may lead to changes in policy that might adversely affect the Funds investing there. For additional information, see "Japan and its Securities Markets" in the Statement of Additional Information.

Non-Diversified Status

The Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that a Fund assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

Foreign Securities

The Fund has the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Fund in other countries are generally greater than in the U.S. Foreign markets, have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions and resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because the securities owned by the Fund may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.

Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Lower Quality Debt

The Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk, lower quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.

As an operating policy, which may be changed by the Board without shareholder approval, the Fund does not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the Fund may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Interest Rates

The market value of debt securities sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities while an increase in interest rates produces a decrease. Moreover, the longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Management Of The Fund

The Montgomery Funds has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.

Montgomery Asset Management, L.P., is the Fund's Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Fund. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is an affiliate of Montgomery Securities, the Fund's Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of Montgomery Securities in its discretion and consistent with applicable regulations.

Portfolio Managers

John D. Boich is a managing director and senior portfolio manager. From 1990 to 1993, he was vice president and portfolio manager at The Boston Company
Institutional Investors Inc. From 1989 to 1990, he was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company.

Oscar A. Castro is a managing director and senior portfolio manager. Before joining the Manager, he was Vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, he was deputy portfolio manager/analyst at Templeton International.

The Manager provides the Fund with advice on buying and selling securities, manages the Fund's investments, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the value of its average daily net assets, according to the following table.

                                         Average Daily Net Assets   Annual Rate
--------------------------------------- ------------------------- --------------
Montgomery Japan Small Cap Fund             First $500 million        1.25%
                                            Next $500 million         1.10%
                                            Over $1 billion           1.00%
--------------------------------------- ------------------------- --------------

The Manager also serves as the Fund's Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at the annual rate of seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $500 million).

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

Rule 12b-1 adopted by the Securities and Exchange Commission (the "SEC") under the Investment Company Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Trust's Board of Trustees and the initial shareholder of the Class P shares of the Fund have approved, and the Fund has entered into, a Share Marketing Plan (the "Plan") with the Manager, as the distribution coordinator, for the Class P shares. Under the Plan, the Fund will pay distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares, to reimburse the Manager for its distribution costs with respect to that Class.

The Plan provides that the Manager may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Manager or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and that Class; and (iv) costs involved obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P shares as accrued.

In adopting the Plan, the Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of Class P shares. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. In its review of the Plan, the Board of Trustees is asked to take into consideration expenses incurred in connection with the separate distribution of the Class P shares.

The Class P shares are not obligated under the Plan to pay any distribution expenses in excess of the distribution fee. Thus, if the Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

The distribution fee attributable to the Class P shares is designed to permit an investor to purchase Class P shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the Manager to compensate broker-dealers on an ongoing basis in connection with the sale of the Class P shares.

The Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class P shares.

All distribution fees paid by the Fund under the Plan will be paid in accordance with Rule 2830 of the NASD Rules of Conduct.

The Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses (excluding the Rule 12-b-1 fee) at or below one and ninety hundredths of one percent (1.90%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's investors. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate broker-dealers who distribute the Fund's shares as well as other service providers of shareholder and administrative services. In addition, the Manager, out of its own funds, may sponsor seminars and educational programs on the Fund for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Manager also may consider sale of the Fund's shares as a factor in selecting broker-dealers for the Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Fund's brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Fund. The Fund will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Board, Montgomery
Securities  will  obtain a price and  execution  at least as  favorable  as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Fund (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Fund's transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").

How To Contact The Fund

For information on the Fund or your account, call a Montgomery Shareholder Service Representative at:

                                 (800) 572-3863

Mail  your  completed   application,   any  checks,   investment  or  redemption
instructions and correspondence to:

      Regular Mail                           Express Mail or Overnight Service
      The Montgomery Funds                   The Montgomery Funds
      c/o DST Systems, Inc.                  c/o DST Systems, Inc.
      P.O. Box 419073                        1004 Baltimore St.
      Kansas City, MO  64141-6073            Kansas City, MO  64105


Visit the Montgomery World Wide Web site at:

                           www.xperts.montgomery.com/1


How To Invest In The Fund

The Fund's shares are offered only through financial intermediaries and financial professionals, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Fund's shares are offered for sale by Montgomery Securities, the Fund's Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, Montgomery Securities or certain administrators of 401(k) and other retirement plans by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders for Fund shares received after the Fund's cutoff times will be purchased at the next-determined net asset value after receipt of the order.

The minimum initial investment in the Fund is $1,000 (including IRAs) and $100 for subsequent investments. The Manager or the Distributor, in its discretion, may waive these minimums. The Fund does not accept third party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Initial Investments

Minimum Initial Investment (including IRAs):                           $1,000


     Initial Investments by Check

     o Complete the Account Application. Tell us in which Fund(s) you want to invest and make your check payable to The Montgomery Funds.

     o  A charge may be imposed on checks that do not clear.

     Initial Investments by Wire

     o Call the Transfer Agent to tell them you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and Fund(s) in which you want to invest. They will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

     o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

                  Investors Fiduciary Trust Company
                  ABA #101003621
                  For: DST Systems, Inc.
                  Account #7526601
                  Attention: The Montgomery Funds
                  For Credit to: (shareholder(s) name)
                  Shareholder Account Number: (shareholder(s) account number) Name of Fund: Montgomery Japan Small Cap Fund

     o  Your bank may charge a fee for any wire transfers.

     o The Fund and the Distributor each reserve the right to reject any purchase order in whole or in part.

Subsequent Investments

Minimum Subsequent Investment (including IRAs):                        $100


     Subsequent Investments by Check

     o Make your check payable to The Montgomery Funds. Enclose an investment stub with your check. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

     o  A charge may be imposed on checks that do not clear.

     Subsequent Investments by Wire

     o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."

     Subsequent Investments by Telephone

     o Shareholders are automatically eligible to make telephone purchases. To make a purchase, call the Transfer Agent at (800) 572-3863 before the Fund cutoff time. Shares for IRAs may not be purchased by phone.

     o The maximum telephone purchase is an amount up to five times your account value on the previous day.

     o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

     o You should do one of the following to ensure payment is received in time:

        o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

        o  Send a check by overnight or 2nd day courier service.

        o Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under the section titled "Initial Investments by Wire."

     Automatic Account Builder ("AAB")

     o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account. The minimum automatic investment amount is the Fund's subsequent investment minimum.

     o  Your bank must be a member of the Automated Clearing House.

     o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery account application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

     o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your account application or your letter of instruction, the 20th of each month will be selected.

     o  You should allow 20 business days for this service to become effective.

     o You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.

     Payroll Deduction

     o Investments through payroll deduction will be established on existing accounts only. You may not use payroll deduction to open a new account. The minimum payroll deduction amount for the Fund is $100 per payroll deduction period.

     o You may automatically deposit a designated amount of your paycheck directly into a Montgomery Fund account.

     o Please call the Transfer Agent to receive instructions to establish this service.

Telephone Transactions

You agree to reimburse the Fund for any expenses or losses incurred in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued at any time by the Fund upon 30-days' written notice or at any time by you by written notice to the Fund. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next-determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by the Fund. The Fund and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording certain telephone calls, sending a confirmation and requiring the caller to give a special authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.

Retirement Plans

Shares of the Fund are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. The Fund may be available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Fund for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Fund. All shares are held in non-certificated form registered on the books of the Fund and the Transfer Agent for the account of the shareholder.

How To Redeem An Investment In The Fund

The Fund will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below.

     Redeeming by Written Instruction

     o Write a letter giving your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

     o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent for more information.

     o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager's discretion.

     Redeeming By Telephone

     o Unless you have declined telephone redemption privileges on your account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time.

     o If you included bank wire information on your account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

     o Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.

     o Telephone redemption privileges may be cancelled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt. This service is not available for IRA accounts.

By establishing telephone redemption privileges, a shareholder authorizes the Fund and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the Authorization. When a shareholder appoints a designee on the Account Application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Fund may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Fund will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $1,000 or more in the Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from the Fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes.

Small Accounts

Due to the relatively high cost of maintaining smaller accounts, the Fund will redeem shares from any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $1,000. If the Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account at least to the minimum investment required to open an account before the Fund takes any action.

Exchange Privileges And Restrictions

You may exchange shares from another fund in the Montgomery Funds family with the same registration, taxpayer identification number and address. An exchange may result in a recognized gain or loss for income tax purposes. See the discussion of Fund telephone procedures and limitations of liability under "Telephone Transactions."

     Purchasing and Redeeming Shares by Exchange

     o You are automatically eligible to make telephone exchanges with your Montgomery account.

     o Exchange purchases and redemptions will be processed using the next-determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to the Fund's cut-off times.

     o Exchange purchases must meet the minimum investment requirements of the fund you intend to purchase.

     o You may exchange for shares of a fund only in states where that Montgomery fund's shares are qualified for sale and only after you have reviewed a prospectus of that fund.

     o You may not exchange for shares of a Montgomery fund that is not open to new shareholders unless you have an existing account with that fund.

     o Because excessive exchanges can harm a fund's performance, the Trust reserves the right to terminate your exchange privileges if you make more than four exchanges out of any one fund during a twelve-month period. The Fund may also refuse an exchange into a fund from which you have redeemed shares within the previous 90 days (accounts under common control and accounts with the same taxpayer identification number will be counted together). A shareholder's exchanges may be restricted or refused if the Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of the Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. The Trust reserves the right to refuse exchanges by any person or group if, in the Manager's judgment, a fund would be unable to effectively invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected.
        Although the Trust attempts to provide prior notice to affected shareholders when it is reasonable to do so, they may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trust reserves the right to terminate or modify the exchange privileges of Fund shareholders in the future.

Automatic Transfer Service ("ATS")

You may elect systematic exchanges out of the fixed income funds (which include the Montgomery Short Government Bond Fund, the Montgomery Government Reserve Fund, the Montgomery Total Return Bond Fund, the Montgomery Federal Tax-Free Money Fund, the Montgomery California Tax-Free Intermediate Bond Fund and the California Tax-Free Money Fund) into the Fund. The minimum exchange is $100. Periodically investing a set dollar amount into the Fund is also referred to as dollar-cost averaging because the number of shares purchased will vary depending on the price per share. Your account with the Fund must meet the applicable minimum of $1,000. Exchanges out of the fixed income funds are exempt from the four exchanges limit policy.

Brokers and Other Intermediaries

Investing through Securities Brokers, Dealers and Financial Intermediaries

Investors may purchase shares of the Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on days that the Fund issues shares. Orders received after that time will be purchased. Investors may purchase shares of the Fund from other selected securities brokers, dealers or through financial intermediaries at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.

Redemption Orders Through Brokerage Accounts

Shareholders also may sell shares back to the Fund by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a redemption order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.

How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the manager and the Pricing Committee of the Board respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close prior to the time the Fund determines its net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset values may not be reflected in the Fund's calculation of net asset values unless the Manager, under supervision of the Board, determines that a particular event would materially affect the Fund's net asset values.

Dividends And Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The Fund currently intends to make one or, if necessary to avoid the imposition of tax on the Fund, more distributions during each calendar year. A distribution may be made in the last quarter of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of such calendar year. Another distribution of any undistributed capital gains may also be made following the Fund's fiscal year end (June 30). The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board.

Unless investors request cash distributions in writing at least seven business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional Class P shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Taxation

The Fund intends to qualify and elect as soon as possible to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Fund are considered ordinary income. Part of the distributions paid by the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

Furthermore, the Manager believes that the operations of the Fund will not subject the Fund to any Japanese income, capital gains or other taxes except for withholding taxes on interest and dividends paid to the Fund by Japanese corporations and securities transaction taxes payable in the event of sales of portfolio securities in Japan.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

General Information

The Trust

The Fund is a series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990 (the "Trust"). The Trust's Agreement and Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from those of each other series.

This Prospectus relates only to the Class P shares of the Fund. The Fund has designated other classes of shares and may in the future designate other classes of shares for specific purposes.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Management Agreement); all series of the Trust vote as a single class on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. Except as set forth herein, all classes of shares issued by the Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following:
(a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From time to time, the Fund may publish its total return, such as in advertisements and communications to investors. Performance data may be quoted separately for the Class P shares as for the other classes. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized.
Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period.

Legal Opinion


The validity of shares offered by this Prospectus will be passed on by Paul, Hastings, Janofsky & Walker, 345 California Street, San Francisco, California 94104.


Shareholder Reports and Inquiries

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. A confirmation statement will be mailed to your record address each time you request a transaction except for pre-authorized automatic investment and redemption services (quarterly). All transactions are recorded on quarterly account statements which you will receive at the end of each calendar quarter. Your fourth-quarter account statement will be a year-end statement, listing all transaction activity for the entire year. Retain this statement for your tax records.

In general, shareholders who redeemed shares from a qualifying Montgomery account should expect to receive an Average Cost Statement in February of the following year. Your statement will calculate your average cost using the average cost single-category method.

Any questions should be directed to The Montgomery Funds at 800-572-FUND (800-572-3863).

Backup Withholding Instructions

Shareholders are required by law to provide the Fund with their correct Social Security or other Taxpayer Identification Number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN or to check the appropriate boxes in the Account Application and to sign the shareholder's name could result in backup withholding by the Fund of an amount of federal income tax equal to 31% of distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by the Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax adviser.

                        ---------------------------------

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Fund's official sales literature.

                                    Glossary

o Cash Equivalents. Cash equivalents are short-term, interest bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime-1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.

o Collateral assets include cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities. Collateral assets are separately identified and rendered unavailable for investment or sale.

o Convertible security. A convertible security is a fixed income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

o Covered call option. A call option is "covered" if the Fund owns the underlying securities, has the right to acquire such securities without additional consideration, has collateral assets sufficient to meet its obligations under the option, or owns an offsetting call option.

o Covered put option. A put option is "covered" if the Fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

o Depositary receipts include American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), global depositary receipts ("GDRs") and other similar instruments. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

o Derivatives include forward currency exchange contracts, currency options, futures contracts, swaps and options on futures contracts on U.S. government and foreign government securities and currencies.

o Equity derivative securities include, among other things, options on equity securities, warrants and future contracts on equity securities.

o Equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swaps transitions may be volatile and may present the Fund with counterparty risks.

o Highly rated debt securities. Debt securities rated within the three highest grades by Standard & Poor's Corporation ("S&P") (AAA to A), Moody's Investors Services, Inc. ("Moody's") (Aaa to A) or Fitch Investor Services, Inc.
   ("Fitch") (AAA to A), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. See the Appendix to the Statement of Additional Information for a description of these ratings.

o Illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

o Investment grade. Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa) or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.

o JASDAQ OTC Index. A capitalization weighted index of all Japan stocks traded over-the-counter except The Bank of Japan and all managed issues. The index was developed with a base value of 100 as of October 28, 1991.

o Leverage. Some Funds may use leverage in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. Leveraging also creates interest expenses that can exceed the income from the assets retained.

o Repurchase agreement. With a repurchase agreement, a Fund acquires a U.S. government security or other high-grade liquid debt instrument (for the Money Market Funds, the instrument must be rated in the highest grade) from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

o Reverse dollar roll transactions. When a Fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price.

o Reverse repurchase agreement. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

o Securities lending. A fund may lend securities to brokers, dealers and other financial organizations. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

o Tokyo Stock Exchange Second Section Index. A capitalization weighted index of all the companies listed on the Second Section of the Tokyo Stock Exchange. The index was developed with a base value of 100 as of Jan 4, 1968.

o U.S. government securities include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

o Warrant. A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

                               Investment Manager
                        Montgomery Asset Management, L.P.
                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   Distributor
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-447-4210


                                  Legal Counsel
                       Paul, Hastings, Janofsky & Walker, LLP
                             345 California Street
                         San Francisco, California 94104

      ---------------------------------------------------------------------

                                     PART A

                          PROSPECTUS FOR CLASS L SHARES

                         MONTGOMERY JAPAN SMALL CAP FUND


      ---------------------------------------------------------------------

The Montgomery Funds
101 California Street
San Francisco, California 94111
(800) 572-FUND




Prospectus
June 30, 1997



Class L shares of the Montgomery Japan Small Cap Fund (the "Fund") are offered in this Prospectus. The Fund seeks long-term capital appreciation through investment primarily in equity securities of small Japanese companies. As is the case for all mutual funds, attainment of the Fund's investment objective cannot be assured.

The Fund's Class L shares are only sold through financial intermediaries and financial professional at net asset value with no sales load, no commissions, and no exchange fees. The Class L shares are subject to a Rule 12b-1 distribution fee as described in this Prospectus. In general, the minimum initial investment in the Fund is $1,000 and subsequent investments must be at least $100. The Manager or the Distributor, under any circumstances that either deems appropriate, may waive these minimums. See "How to Invest in the Fund."

The Fund, which is a separate series of The Montgomery Funds, an open-end management investment company, is managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor").


Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated June 30, 1997, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling
(800) 572-FUND.


The Internet address for The Montgomery Funds is www.xperts.montgomery.com/1.

The Fund may offer other classes of shares to investors eligible to purchase those shares. The other classes of shares may have different fees and expenses than the class of shares offered in this Prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at
(800) 572-FUND or contact sales representatives or financial intermediaries who offer those classes.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
================================================================================

Fees And Expenses Of The Fund                                                  3
--------------------------------------------------------------------------------

The Fund's Investment Objective And Policies                                   4
--------------------------------------------------------------------------------

Portfolio Securities                                                           4
--------------------------------------------------------------------------------

Other Investment Practices                                                     5
--------------------------------------------------------------------------------

Risk Considerations                                                            8
--------------------------------------------------------------------------------

Management Of The Fund                                                        10
--------------------------------------------------------------------------------

How To Contact The Fund                                                       12
--------------------------------------------------------------------------------

How To Invest In The Fund                                                     13
--------------------------------------------------------------------------------

How To Redeem An Investment In The Fund                                       15
--------------------------------------------------------------------------------

Exchange Privileges And Restrictions                                          16
--------------------------------------------------------------------------------

Brokers and Other Intermediaries                                              17
--------------------------------------------------------------------------------

How Net Asset Value Is Determined                                             18
--------------------------------------------------------------------------------

Dividends And Distributions                                                   18
--------------------------------------------------------------------------------

Taxation                                                                      18
--------------------------------------------------------------------------------

General Information                                                           19
--------------------------------------------------------------------------------

Backup Withholding Instructions                                               20
--------------------------------------------------------------------------------

Glossary                                                                      21
--------------------------------------------------------------------------------

Fees And Expenses Of The Fund

Shareholder Transaction Expenses for the Fund

An investor would pay the following charges when buying or redeeming shares of the Fund:

 Maximum Sales Load      Maximum Sales Load      Deferred Sales Load   Redemption Fees    Exchange Fees
Imposed on Purchases    Imposed on Reinvested
                              Dividends
---------------------------------------------------------------------------------------------------------
        None                    None                     None               None+             None
---------------------------------------------------------------------------------------------------------

Estimated Annual Operating Expenses (as a percentage of average net assets)

                                             Montgomery Japan Small Cap Fund
--------------------------------------------------------------------------------
Management Fee                                            1.25%
--------------------------------------------------------------------------------
Other Expenses                                            0.65%
(after reimbursement)*
--------------------------------------------------------------------------------
12b-1 Fee                                                 0.75%
--------------------------------------------------------------------------------
Total Fund Operating Expenses*                            2.65%
--------------------------------------------------------------------------------

The previous tables are intended to assist the investor in understanding the various direct and indirect costs and expenses of the Fund. Operating expenses are paid out of the Fund's assets and are factored into the Fund's share price. The Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year. Because Rule 12b-1 distribution charges are accounted for on a class-level basis (and not on an individual shareholder-level basis), individual long-term investors in the Class L shares of the Fund may over time pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"), even though all shareholders of that Class in the aggregate will not. This is recognized and permitted by the NASD.

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. The Fund reserves the right, upon 60 days' advance notice to shareholders, to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase. See "How to Redeem an Investment in the Fund."

* Expenses for the Fund are estimated. The Manager will reduce its fees and may absorb or reimburse the Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the amount indicated in the table for the Fund. The Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the three years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. Absent the reduction, actual total Fund operating expenses are estimated to be 4.00% (2.00% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Fund."

Example of Expenses for the Fund

Assuming, hypothetically, that the Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of the Fund's shares would have paid the following total expenses upon redeeming such shares:

                                         Montgomery Japan Small Cap Fund
--------------------------------------------------------------------------------
1 Year                                                 $27
--------------------------------------------------------------------------------
3 Years                                                $82
--------------------------------------------------------------------------------
5 Years                                                N/A
--------------------------------------------------------------------------------
10 Years                                               N/A
--------------------------------------------------------------------------------


This example is to help potential investors understand the effect of expenses. Investors should understand that this example does not represent past or future expenses or returns and that actual expenses and returns may vary.

The Fund's Investment Objective And Policies

The investment objective and general investment policies of the Fund are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities" beginning on page 4. Specific investment practices that may be employed by the Fund are described in "Other Investment Practices" beginning on page 5. Certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations" beginning on page 8. CERTAIN TERMS USED IN THE PROSPECTUS ARE DEFINED IN THE GLOSSARY FOUND AT THE END OF THE PROSPECTUS.

The investment objective of the Fund is long-term capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of small Japanese companies. The portion of the Fund's assets not invested in small Japanese issuers may be invested in securities of other Japanese issuers with larger market capitalization or securities of non-Japanese issuers. The Fund does not, except during temporary defensive periods, intend to invest in securities of non-Japanese issuers. The Fund seeks to achieve long-term capital return that is in excess of the return on the Tokyo Stock Exchange Second Section Index and the JASDAQ OTC Index, calculated in U.S. dollars. Dividend income will be a secondary consideration when making investment decisions.


The Fund considers a company to be a Japanese company if its securities are principally traded in the capital markets of Japan (both on an exchange or over-the counter); it derives at least 50% of its total revenues from either goods produced or services rendered in Japan or from sales made in Japan, regardless of where the securities of such company are primarily traded; or it is organized under the laws of, and with a principal office in, Japan. The Fund considers a Japanese company to be a small Japanese company if the company has a market capitalization in the bottom quartile of the companies traded on the various major Japanese national and regional stock exchanges (currently, this means companies having a total market capitalization of less than U.S $2 billion).


The Manager believes that Japanese industry is in the process of deregulation and restructuring. The Fund is designed to provide an opportunity to participate in the dynamic structural changes in the Japanese industrial system through investment in higher growth companies that can be expected to benefit from these changes. The Fund will seek to identify and invest in Japanese issuers that are showing or are expected to show a rapid or high rate of growth, based on comparisons with Japanese or non-Japanese companies in the same industry or other considerations. The Fund will also invest in Japanese companies that the Manager believes are undervalued based on price/earnings ratios, comparisons with Japanese or non-Japanese companies or other factors. There are special risks involved with investing in the Fund. For information on risks, see "Portfolio Securities," "Risk Considerations" and the Statement of Additional Information.

The Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It also may invest up to 35% of its total assets in high-yield debt securities, including up to 5% in high-yield debt securities rated below investment grade (also known as "junk bonds"). The debt securities may be dollar-denominated US securities or debt securities of companies, governmental entities or political subdivisions of Japan. See "Portfolio Securities" and "Risk Considerations." During the two-to-three month period following the commencement of the Fund's operations, the Fund may have its assets invested substantially in cash and cash equivalents.

From time to time, the Fund may hedge part or all of its exposure to the Japanese yen, thereby reducing or substantially eliminating any favorable or unfavorable impact of changes in the value of the yen in relation to the U.S. dollar.

The Fund is managed by the Manager's International Growth Team, whose members are John D. Boich and Oscar A. Castro. See "Management of the Fund."

Portfolio Securities

Equity Securities

The Fund emphasizes investments in common stock. The Fund may also invest in other types of equity securities (such as preferred stocks or convertible securities) and equity derivative securities.

Depositary Receipts, Convertible Securities and Securities Warrants


The Fund may invest in ADRs, EDRs and GDRs and convertible securities which the Manager regards as a form of equity security. The Fund may also invest up to 10% of its net assets in warrants, including up to 5% of net assets for those not listed on a securities exchange.


Privatizations

The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Fund may invest in privatizations.

The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms of participating may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

Special Situations

The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance its capital appreciation potential. The Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impractical for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. The Fund does not invest more an 15% of its net assets in illiquid investments, including special situations.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investments by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information. The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including advisory and administration fees.

Debt Securities


The Fund may purchase debt securities that complement its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board, the Fund will not invest more than 5% of its total assets in debt securities rated lower than investment grade. Subject to this limitation, the Fund may invest in any debt security, including securities in default. After its purchase by the Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund. See "Risk Considerations."


U.S. Government Securities

The Fund may invest in fixed rate and floating or variable rate U.S. government securities. Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. government does not guarantee the net asset value of the Fund's shares.

Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objective and Policies of the Fund," contains more detailed information about certain of these practices, including limitations designed to reduce risks.

Repurchase Agreements

The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the Fund acquires a U.S. government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities ("collateral assets"). If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

Borrowing

The Fund may borrow money from banks and engage in reverse repurchase transactions, in an amount not to exceed one-third of the value of its total assets to meet temporary or emergency purposes, and the Fund may pledge its assets in connection with such borrowings. The Fund may not purchase securities if such borrowings exceed 10% of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

Leverage

The Fund may leverage its portfolio to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

Securities Lending

The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed the maximum percentage permitted by law or the SEC, which currently is 30% of the Fund's total assets. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using certain derivative securities and techniques (known as Derivatives). Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment.

Hedging transactions involve certain risks. While the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Forward Currency Contracts

A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year.

The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it any desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximately the value of some or all of the Fund's portfolio securities denominated in such currency. The Fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

Options on Securities, Securities Indices and Currencies

The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges, as well as in the over-the-counter market. The Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency. The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transactions costs.

The Fund also may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations. The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

Futures and Options on Futures

To protect against the effect of adverse changes in interest rates, the Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. In addition, the Fund may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. The Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options and premiums paid for any such related options would exceed 5% of its total assets. The Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Hedging Considerations

Hedging transactions involve certain risks. While the Fund may benefit from the use of hedging transactions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Illiquid Securities

The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.


Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Portfolio turnover in excess of 100% is considered high and increases such costs. The annual portfolio turnover for the Fund is expected to be approximately 125%. Even if the portfolio turnover for the Fund is in excess of 100%, the Fund would not consider portfolio turnover as a limiting factor.


Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval, but unless otherwise stated, the Fund's other investment policies may be changed by the Board. If there is a change in the investment objective or policies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30 days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

Risk Considerations

Small Companies

The Fund may make investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Concentration in Japanese Securities

The Fund concentrates its investments in companies that have their principal activities in Japan. Consequently, the Fund's share value may be more volatile than that of mutual funds not sharing this geographic concentration. The value of the Fund's shares may vary in response to political and economic factors affecting companies in Japan. The Fund should be considered a vehicle for diversification, but the Fund itself is not diversified.

Securities in Japan are denominated and quoted in yen. Yen are fully convertible and transferable based on floating exchange rates into all readily convertible currencies, without administrative or legal restrictions for both non-residents and residents of Japan. In determining the net asset value of shares of the Fund, assets or liabilities initially expressed in terms of Japanese yen will be translated into U.S. dollars at the current selling rate of Japanese yen against U.S. dollars. As a result, in the absence of a successful currency hedge, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in the value of Japanese yen relative to the U.S. dollar.

A significant portion of the Fund may be invested in securities traded through JASDAQ. JASDAQ traded securities can be volatile, which may result in a Fund's net asset value fluctuating in response. Trading of equity securities through the JASDAQ market is conducted by securities firms in Japan, primarily through an organization which acts as a "matching agent," as opposed to a recognized stock exchange. Consequently, securities traded through JASDAQ may, from time to time, and especially in falling markets, become illiquid and experience short-term price volatility and wide spreads between bid and offer prices. This combination of limited liquidity and price volatility may have an adverse effect on the investment performance of the Fund. In periods of rapid price increases, the limited liquidity of JASDAQ restricts the Fund's ability to adjust its portfolio quickly in order to take full advantage of a significant market increase, and conversely, during periods of rapid price declines, it restricts the ability of the Fund to dispose of securities quickly in order to realize gains previously made or to limit losses on securities held in its portfolio. In addition, although JASDAQ has generally experienced sustained growth in aggregate market capitalization and trading volume, there have been periods in which aggregate market capitalization and trading volume have declined. The Frontier Market is expected to present greater liquidity, volatility and trading considerations than JASDAQ.

At November 30, 1996, 761 issues were traded through JASDAQ, having an aggregate market capitalization in excess of 15 billion yen (approximately $121 billion as of February 14, 1997). The entry requirements for JASDAQ generally require a minimum of 2 million shares outstanding at the time of registration, a minimum of 200 shareholders, minimum pre-tax profits of 10 yen per share (approximately $.08 per share as of February 14, 1997). JASDAQ has generally attracted small growth companies or companies whose major shareholders wish to sell only a small portion of the company's equity.

The Frontier Market is a second over-the-counter market and is under the jurisdiction of JASDAQ, which is overseen by the Japanese Securities and Exchange Commission. The Frontier Market has less stringent entry requirements than those described above for JASDAQ and is designed to enable early stage companies access to capital markets. Frontier Market companies need not have a history of earnings, provided their spending on research and development equals at least 3% of net sales. In addition, companies traded through the Frontier Market are not required to have 2 million shares outstanding at the time of registration. As a result, investments in companies traded through the Frontier Market may involve a greater degree of risk than investments in companies traded through JASDAQ. The Frontier Market was created in July 1995, and as of the date of this Prospectus, a limited number of issues were traded through this market.

The decline in the Japanese securities markets since 1989 has contributed to a weakness in the Japanese economy, and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue to trade at high price-earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

Japan is largely dependent on foreign economies for raw materials. International trade is important to Japan's economy, as exports provide the means to pay for many of the raw materials it must import. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surpluses ensuing therefrom, Japan has entered a difficult phase in its relations with its trading partners, particularly with respect to the United States, with whom the trade imbalance is the greatest.

Japan has a parliamentary form of government. In 1993, a coalition government was formed which, for the first time since 1955, did not include the Liberal Democratic Party. Since mid-1993, there have been several changes in leadership in Japan. What, if any, effect the current political situation will have on prospective regulatory reforms on the economy in Japan cannot be predicted. Recent and future developments in Japan and neighboring Asian countries may lead to changes in policy that might adversely affect the Funds investing there. For additional information, see "Japan and its Securities Markets" in the Statement of Additional Information.

Non-Diversified Status

The Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that a Fund assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

Foreign Securities

The Fund has the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Fund in other countries are generally greater than in the U.S. Foreign markets, have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions and resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because the securities owned by the Fund may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.

Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Lower Quality Debt

The Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk, lower quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.

As an operating policy, which may be changed by the Board without shareholder approval, the Fund does not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the Fund may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Interest Rates

The market value of debt securities sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities while an increase in interest rates produces a decrease. Moreover, the longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Management Of The Fund

The Montgomery Funds has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.

Montgomery Asset Management, L.P., is the Fund's Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Fund. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is an affiliate of Montgomery Securities, the Fund's Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of Montgomery Securities in its discretion and consistent with applicable regulations.

Portfolio Managers

John D. Boich is a managing director and senior portfolio manager. From 1990 to 1993, he was vice president and portfolio manager at The Boston Company
Institutional Investors Inc. From 1989 to 1990, he was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company.

Oscar A. Castro is a managing director and senior portfolio manager. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, he was deputy portfolio manager/analyst at Templeton International.

The Manager provides the Fund with advice on buying and selling securities, manages the Fund's investments, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the value of its average daily net assets, according to the following table.

                                        Average Daily Net Assets   Annual Rate
--------------------------------------- ------------------------- --------------
Montgomery Japan Small Cap Fund             First $500 million        1.25%
                                            Next $500 million         1.10%
                                            Over $1 billion           1.00%
--------------------------------------- ------------------------- --------------

The Manager also serves as the Fund's Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at the annual rate of seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $500 million).

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

Rule 12b-1 adopted by the Securities and Exchange Commission (the "SEC") under the Investment Company Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Trust's Board of Trustees and the initial shareholder of the Class L shares of the Fund have approved, and the Fund has entered into, a Share Marketing Plan (the "Plan") with the Manager, as the distribution coordinator, for the Class L shares. Under the Plan, the Fund will pay distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class L shares, to reimburse the Manager for its distribution costs with respect to that Class.

The Plan provides that the Manager may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Manager or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and that Class; and (iv) costs involved obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class L shares as accrued.

In adopting the Plan, the Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of Class L shares. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. In its review of the Plan, the Board of Trustees is asked to take into consideration expenses incurred in connection with the separate distribution of the Class L shares.

The Class L shares are not obligated under the Plan to pay any distribution expenses in excess of the distribution fee. Thus, if the Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

The distribution fee attributable to the Class L shares is designed to permit an investor to purchase Class L shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the Manager to compensate broker-dealers on an ongoing basis in connection with the sale of the Class L shares.

The Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class L shares.

All distribution fees paid by the Fund under the Plan will be paid in accordance with Rule 2830 of the NASD Rules of Conduct.

The Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses (excluding the Rule 12-b-1 fee) at or below one and ninety hundredths of one percent (1.90%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's investors. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate broker-dealers who distribute the Fund's shares as well as other service providers of shareholder and administrative services. In addition, the Manager, out of its own funds, may sponsor seminars and educational programs on the Fund for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Manager also may consider sale of the Fund's shares as a factor in selecting broker-dealers for the Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Fund's brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Fund. The Fund will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Board, Montgomery
Securities  will  obtain a price and  execution  at least as  favorable  as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Fund (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Fund's transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").

How To Contact The Fund

For information on the Fund or your account, call a Montgomery Shareholder Service Representative at:

                                 (800) 572-3863

Mail  your  completed   application,   any  checks,   investment  or  redemption
instructions and correspondence to:

      Regular Mail                           Express Mail or Overnight Service
      The Montgomery Funds                   The Montgomery Funds
      c/o DST Systems, Inc.                  c/o DST Systems, Inc.
      P.O. Box 419073                        1004 Baltimore St.
      Kansas City, MO  64141-6073            Kansas City, MO  64105


Visit the Montgomery World Wide Web site at:

                           www.xperts.montgomery.com/1


How To Invest In The Fund

The Fund's shares are offered only through financial intermediaries and financial professionals, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Fund's shares are offered for sale by Montgomery Securities, the Fund's Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, Montgomery Securities or certain administrators of 401(k) and other retirement plans by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders for Fund shares received after the Fund's cutoff times will be purchased at the next-determined net asset value after receipt of the order.

The minimum initial investment in the Fund is $1,000 (including IRAs) and $100 for subsequent investments. The Manager or the Distributor, in its discretion, may waive these minimums. The Fund does not accept third party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Initial Investments

Minimum Initial Investment (including IRAs):                           $1,000


     Initial Investments by Check

     o Complete the Account Application. Tell us in which Fund(s) you want to invest and make your check payable to The Montgomery Funds.

     o  A charge may be imposed on checks that do not clear.

     Initial Investments by Wire

     o Call the Transfer Agent to tell them you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and Fund(s) in which you want to invest. They will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

     o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

                  Investors Fiduciary Trust Company
                  ABA #101003621
                  For: DST Systems, Inc.
                  Account #7526601
                  Attention: The Montgomery Funds

                  For Credit to: (shareholder(s) name)
                  Shareholder Account Number: (shareholder(s) account number) Name of Fund: Montgomery Japan Small Cap Fund

     o  Your bank may charge a fee for any wire transfers.

     o The Fund and the Distributor each reserve the right to reject any purchase order in whole or in part.

Subsequent Investments

Minimum Subsequent Investment (including IRAs):                        $100


     Subsequent Investments by Check

     o Make your check payable to The Montgomery Funds. Enclose an investment stub with your check. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

     o  A charge may be imposed on checks that do not clear.

     Subsequent Investments by Wire

     o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."

     Subsequent Investments by Telephone

     o Shareholders are automatically eligible to make telephone purchases. To make a purchase, call the Transfer Agent at (800) 572-3863 before the Fund cutoff time. Shares for IRAs may not be purchased by phone.

     o The maximum telephone purchase is an amount up to five times your account value on the previous day.

     o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

     o You should do one of the following to ensure payment is received in time:

        o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

        o  Send a check by overnight or 2nd day courier service.

        o Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under the section titled "Initial Investments by Wire."

     Automatic Account Builder ("AAB")

     o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account. The minimum automatic investment amount is the Fund's subsequent investment minimum.

     o  Your bank must be a member of the Automated Clearing House.

     o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery account application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

     o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your account application or your letter of instruction, the 20th of each month will be selected.

     o  You should allow 20 business days for this service to become effective.

     o You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.

     Payroll Deduction

     o Investments through payroll deduction will be established on existing accounts only. You may not use payroll deduction to open a new account. The minimum payroll deduction amount for the Fund is $100 per payroll deduction period.

     o You may automatically deposit a designated amount of your paycheck directly into a Montgomery Fund account.

     o Please call the Transfer Agent to receive instructions to establish this service.

Telephone Transactions

You agree to reimburse the Fund for any expenses or losses incurred in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued at any time by the Fund upon 30-days' written notice or at any time by you by written notice to the Fund. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next-determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by the Fund. The Fund and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording certain telephone calls, sending a confirmation and requiring the caller to give a special authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.

Retirement Plans

Shares of the Fund are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. The Fund may be available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Fund for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Fund. All shares are held in non-certificated form registered on the books of the Fund and the Transfer Agent for the account of the shareholder.

How To Redeem An Investment In The Fund

The Fund will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below.

     Redeeming by Written Instruction

     o Write a letter giving your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

     o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent for more information.

     o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager's discretion.

     Redeeming By Telephone

     o Unless you have declined telephone redemption privileges on your account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time.

     o If you included bank wire information on your account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

     o Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.

     o Telephone redemption privileges may be cancelled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt. This service is not available for IRA accounts.

By establishing telephone redemption privileges, a shareholder authorizes the Fund and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the Authorization. When a shareholder appoints a designee on the Account Application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Fund may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Fund will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $1,000 or more in the Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from the Fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes.

Small Accounts

Due to the relatively high cost of maintaining smaller accounts, the Fund will redeem shares from any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $1,000. If the Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account at least to the minimum investment required to open an account before the Fund takes any action.

Exchange Privileges And Restrictions

You may exchange shares from another fund in the Montgomery Funds family with the same registration, taxpayer identification number and address. An exchange may result in a recognized gain or loss for income tax purposes. See the discussion of Fund telephone procedures and limitations of liability under "Telephone Transactions."

     Purchasing and Redeeming Shares by Exchange

     o You are automatically eligible to make telephone exchanges with your Montgomery account.

     o Exchange purchases and redemptions will be processed using the next-determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to the Fund's cut-off times.

     o Exchange purchases must meet the minimum investment requirements of the fund you intend to purchase.

     o You may exchange for shares of a fund only in states where that Montgomery fund's shares are qualified for sale and only after you have reviewed a prospectus of that fund.

     o You may not exchange for shares of a Montgomery fund that is not open to new shareholders unless you have an existing account with that fund.

     o Because excessive exchanges can harm a fund's performance, the Trust reserves the right to terminate your exchange privileges if you make more than four exchanges out of any one fund during a twelve-month period. The Fund may also refuse an exchange into a fund from which you have redeemed shares within the previous 90 days (accounts under common control and accounts with the same taxpayer identification number will be counted together). A shareholder's exchanges may be restricted or refused if the Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of the Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. The Trust reserves the right to refuse exchanges by any person or group if, in the Manager's judgment, a fund would be unable to effectively invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected.
        Although the Trust attempts to provide prior notice to affected shareholders when it is reasonable to do so, they may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trust reserves the right to terminate or modify the exchange privileges of Fund shareholders in the future.

Automatic Transfer Service ("ATS")

You may elect systematic exchanges out of the fixed income funds (which include the Montgomery Short Government Bond Fund, the Montgomery Government Reserve Fund, the Montgomery Total Return Bond Fund, the Montgomery Federal Tax-Free Money Fund, the Montgomery California Tax-Free Intermediate Bond Fund and the California Tax-Free Money Fund) into the Fund. The minimum exchange is $100. Periodically investing a set dollar amount into the Fund is also referred to as dollar-cost averaging because the number of shares purchased will vary depending on the price per share. Your account with the Fund must meet the applicable minimum of $1,000. Exchanges out of the fixed income funds are exempt from the four exchanges limit policy.

Brokers and Other Intermediaries

Investing through Securities Brokers, Dealers and Financial Intermediaries

Investors may purchase shares of the Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on days that the Fund issues shares. Orders received after that time will be purchased. Investors may purchase shares of the Fund from other selected securities brokers, dealers or through financial intermediaries at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.

Redemption Orders Through Brokerage Accounts

Shareholders also may sell shares back to the Fund by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a redemption order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.

How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the manager and the Pricing Committee of the Board respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close prior to the time the Fund determines its net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset values may not be reflected in the Fund's calculation of net asset values unless the Manager, under supervision of the Board, determines that a particular event would materially affect the Fund's net asset values.

Dividends And Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The Fund currently intends to make one or, if necessary to avoid the imposition of tax on the Fund, more distributions during each calendar year. A distribution may be made in the last quarter of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of such calendar year. Another distribution of any undistributed capital gains may also be made following the Fund's fiscal year end (June 30). The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board.

Unless investors request cash distributions in writing at least seven business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional Class L shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Taxation

The Fund intends to qualify and elect as soon as possible to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Fund are considered ordinary income. Part of the distributions paid by the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

Furthermore, the Manager believes that the operations of the Fund will not subject the Fund to any Japanese income, capital gains or other taxes except for withholding taxes on interest and dividends paid to the Fund by Japanese corporations and securities transaction taxes payable in the event of sales of portfolio securities in Japan.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

General Information

The Trust

The Fund is a series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990 (the "Trust"). The Trust's Agreement and Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from those of each other series.

This Prospectus relates only to the Class R shares of the Fund. The Fund has designated other classes of shares and may in the future designate other classes of shares for specific purposes.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Management Agreement); all series of the Trust vote as a single class on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. Except as set forth herein, all classes of shares issued by the Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following:
(a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From time to time, the Fund may publish its total return, such as in advertisements and communications to investors. Performance data may be quoted separately for the Class L shares as for the other classes. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period.

Legal Opinion


The validity of shares offered by this Prospectus will be passed on by Paul, Hastings, Janofsky & Walker, 345 California Street, San Francisco, California 94104.


Shareholder Reports and Inquiries

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. A confirmation statement will be mailed to your record address each time you request a transaction except for pre-authorized automatic investment and redemption services (quarterly). All transactions are recorded on quarterly account statements which you will receive at the end of each calendar quarter. Your fourth-quarter account statement will be a year-end statement, listing all transaction activity for the entire year. Retain this statement for your tax records.

In general, shareholders who redeemed shares from a qualifying Montgomery account should expect to receive an Average Cost Statement in February of the following year. Your statement will calculate your average cost using the average cost single-category method.

Any questions should be directed to The Montgomery Funds at 800-572-FUND (800-572-3863).

Backup Withholding Instructions

Shareholders are required by law to provide the Fund with their correct Social Security or other Taxpayer Identification Number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN or to check the appropriate boxes in the Account Application and to sign the shareholder's name could result in backup withholding by the Fund of an amount of federal income tax equal to 31% of distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by the Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax adviser.

                        ---------------------------------

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Fund's official sales literature.

                                    Glossary

o Cash Equivalents. Cash equivalents are short-term, interest bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime-1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.

o Collateral assets include cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities. Collateral assets are separately identified and rendered unavailable for investment or sale.

o Convertible security. A convertible security is a fixed income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

o Covered call option. A call option is "covered" if the Fund owns the underlying securities, has the right to acquire such securities without additional consideration, has collateral assets sufficient to meet its obligations under the option, or owns an offsetting call option.

o Covered put option. A put option is "covered" if the Fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

o Depositary receipts include American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), global depositary receipts ("GDRs") and other similar instruments. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

o Derivatives include forward currency exchange contracts, currency options, futures contracts, swaps and options on futures contracts on U.S. government and foreign government securities and currencies.

o Equity derivative securities include, among other things, options on equity securities, warrants and future contracts on equity securities.

o Equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swaps transitions may be volatile and may present the Fund with counterparty risks.

o Highly rated debt securities. Debt securities rated within the three highest grades by Standard & Poor's Corporation ("S&P") (AAA to A), Moody's Investors Services, Inc. ("Moody's") (Aaa to A) or Fitch Investor Services, Inc.
   ("Fitch") (AAA to A), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. See the Appendix to the Statement of Additional Information for a description of these ratings.

o Illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

o Investment grade. Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa) or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.

o JASDAQ OTC Index. A capitalization weighted index of all Japan stocks traded over-the-counter except The Bank of Japan and all managed issues. The index was developed with a base value of 100 as of October 28, 1991.

o Leverage. Some Funds may use leverage in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. Leveraging also creates interest expenses that can exceed the income from the assets retained.

o Repurchase agreement. With a repurchase agreement, a Fund acquires a U.S. government security or other high-grade liquid debt instrument (for the Money Market Funds, the instrument must be rated in the highest grade) from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

o Reverse dollar roll transactions. When a Fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price.

o Reverse repurchase agreement. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

o Securities lending. A fund may lend securities to brokers, dealers and other financial organizations. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

o Tokyo Stock Exchange Second Section Index. A capitalization weighted index of all the companies listed on the Second Section of the Tokyo Stock Exchange. The index was developed with a base value of 100 as of Jan 4, 1968.

o U.S. government securities include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

o Warrant. A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

                               Investment Manager
                        Montgomery Asset Management, L.P.
                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   Distributor
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-447-4210


                                  Legal Counsel
                       Paul, Hastings, Janofsky & Walker, LLP
                             345 California Street
                         San Francisco, California 94104

      ---------------------------------------------------------------------

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

      ---------------------------------------------------------------------

                              THE MONTGOMERY FUNDS

                              --------------------


                             MONTGOMERY GROWTH FUND
                          MONTGOMERY EQUITY INCOME FUND
                            MONTGOMERY SMALL CAP FUND
                     MONTGOMERY SMALL CAP OPPORTUNITIES FUND
                            MONTGOMERY MICRO CAP FUND
                      MONTGOMERY GLOBAL OPPORTUNITIES FUND
                      MONTGOMERY GLOBAL COMMUNICATIONS FUND
                      MONTGOMERY INTERNATIONAL GROWTH FUND
                     MONTGOMERY INTERNATIONAL SMALL CAP FUND
                          MONTGOMERY EMERGING ASIA FUND
                        MONTGOMERY EMERGING MARKETS FUND
                          MONTGOMERY LATIN AMERICA FUND
                            MONTGOMERY SELECT 50 FUND
                        MONTGOMERY ASSET ALLOCATION FUND
                     MONTGOMERY GLOBAL ASSET ALLOCATION FUND
                 MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
                        MONTGOMERY TOTAL RETURN BOND FUND
                       MONTGOMERY GOVERNMENT RESERVE FUND
                     MONTGOMERY FEDERAL TAX-FREE MONEY FUND
              MONTGOMERY CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND
                    MONTGOMERY CALIFORNIA TAX-FREE MONEY FUND


                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                              --------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                  June 30, 1997

                  The Montgomery  Funds and The Montgomery Funds II are open-end management investment companies organized, respectively, as a Massachusetts and a Delaware business trust (together, the "Trusts"), each having different series of shares of beneficial interest. Each of the above-named funds is a series of The Montgomery Funds, with the exception of the Montgomery Asset Allocation Fund, which is a series of The Montgomery Funds II (each a "Fund" and, collectively, the "Funds"). The Funds are managed by Montgomery Asset Management, L.P. (the "Manager") and their shares are distributed by Montgomery Securities (the "Distributor"). This Statement of Additional Information contains information in addition to that set forth in the combined prospectuses for all Funds dated June 30, 1997 (with respect to the Class R shares), dated November 12, 1996 (with respect to the Class P shares for various series) and dated November 12, 1996 (with respect to the Class L shares for various series), and as each prospectus may be revised from time to time (in reference to the appropriate Fund or Funds, the "Prospectuses"). The Prospectuses provide the basic information a prospective investor should know before purchasing shares of any Fund and may be obtained without charge at the address or telephone number provided above. This Statement of Additional Information is not a prospectus and should be read in conjunction with the appropriate Prospectuses.

                                TABLE OF CONTENTS

                                                                         Page

THE TRUSTS................................................................B-3

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS...........................B-4

RISK FACTORS.............................................................B-24

INVESTMENT RESTRICTIONS..................................................B-31

DISTRIBUTIONS AND TAX INFORMATION........................................B-35

TRUSTEES AND OFFICERS....................................................B-42

INVESTMENT MANAGEMENT AND OTHER SERVICES.................................B-46

EXECUTION OF PORTFOLIO TRANSACTIONS......................................B-52

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................B-57

DETERMINATION OF NET ASSET VALUE.........................................B-60

PRINCIPAL UNDERWRITER....................................................B-62

PERFORMANCE INFORMATION..................................................B-64

GENERAL INFORMATION......................................................B-70

FINANCIAL STATEMENTS.....................................................B-78

Appendix A...............................................................B-80

                                   THE TRUSTS

                  The Montgomery Funds is an open-end management investment company organized as a Massachusetts business trust on May 10, 1990, and The Montgomery Funds II is an open-end management investment company organized as a Delaware business trust on September 10, 1993. Both are registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trusts currently offer shares of beneficial interest, $.01 par value per share, in various series. Each series offers three classes of shares (Class R, Class P and Class L).


                  This Statement of Additional Information pertains to twenty series of The Montgomery Funds: Montgomery Growth Fund (the "Growth Fund"), Montgomery Equity Income Fund (the "Equity Income Fund"), Montgomery Small Cap Fund (the "Small Cap Fund"), Montgomery Small Cap Opportunities Fund (the "Small Cap Opportunities Fund"), Montgomery Micro Cap Fund (the "Micro Cap Fund"), Montgomery Global Opportunities Fund (the "Opportunities Fund"), Montgomery Global Communications Fund (the "Communications Fund"), Montgomery International Growth Fund (the "International Growth Fund"), Montgomery International Small Cap Fund (the "International Small Cap Fund"), Montgomery Emerging Asia Fund (the "Emerging Asia Fund"), Montgomery Emerging Markets Fund (the "Emerging Markets Fund"), Montgomery Latin America Fund (the "Latin America Fund"), Montgomery Select 50 Fund (the "Select 50 Fund"), Montgomery Global Asset Allocation Fund (the "Global Asset Allocation Fund"), Montgomery Short Duration Government Bond Fund (formerly called the "Montgomery Short Government Bond Fund") (the "Short Fund"), Montgomery Government Reserve Fund (the "Reserve Fund"), Montgomery Total Return Bond Fund (the "Total Return Bond Fund") Montgomery Federal Tax-Free Money Fund (the "Federal Money Fund"), Montgomery California Tax-Free Intermediate Bond Fund (the "California Intermediate Bond Fund") and Montgomery California Tax-Free Money Fund (the "California Money Fund"); as well as one series of The Montgomery Funds II, Montgomery Asset Allocation Fund (the "Allocation Fund").

                  Throughout this Statement of Additional Information, certain Funds may be referred to together using the following terms: the Small Cap, Small Cap Opportunities, Micro Cap, Equity Income and Growth Funds as the
"Domestic Equity Funds"; the Emerging Asia, Emerging Markets, Latin America International Small Cap and International Growth Funds as the "International Funds"; the Opportunities and Communications Funds as the "Global Funds"; the Select 50, Allocation and Global Asset Allocation Funds as the "Multi-Strategy Funds";the Short, Reserve Total Return Bond, Federal Money, California Intermediate Bond and California Money Funds as the "Fixed Income Funds"; the Federal Money, California Intermediate Bond and California Money Funds as the "Tax-Free Funds"; the Reserve, Federal Money and California Money Funds as the "Money Market Funds"; and all of the Funds other than the Tax-Free Funds as the "Taxable Funds."

                  Note that the two Trusts share responsibility for the accuracy of the Prospectuses and this Statement of Additional Information, and that each Trust may be liable for misstatements in the Prospectuses and the Statement of Additional Information that relate solely to the other Trust.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

                  The investment objectives and policies of the Funds are described in detail in the Prospectus. The following discussion supplements the discussion in the Prospectus.

                  Each Fund is a diversified series, except for the Tax-Free Funds, which are nondiversified series, of either the Montgomery Funds or The Montgomery Funds II. The achievement of each Fund's investment objective will depend upon market conditions generally and on the Manager's analytical and portfolio management skills.

                  The Asset Allocation Fund and the Global Asset Allocation Fund are fund-of-funds. Other than U.S. government securities, neither the Asset Allocation Fund nor the Global Asset Allocation Fund owns securities of their own. Instead, each of Asset Allocation Fund and the Global Asset Allocation Fund invests its assets in a number of funds of The Montgomery Funds family (each, an "Underlying Fund"). Investors of the Asset Allocation Fund and the Global Asset Allocation Fund should therefore review the discussion in this Statement of Additional Information that relates to each Underlying Fund of the Asset Allocation Fund and the Global Asset Allocation Fund.

Portfolio Securities

                  Depositary Receipts. The Domestic Equity, Select 50, International and Global Funds may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of these Funds' investment policies, these Funds' investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

                  Other Investment Companies. Each of the Equity Income, Select 50, International, Global, and Fixed Income Funds may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies, except for the Money Market Funds, which may so invest up to 35% of their total assets (and, except for the Money Market Funds, not in money market funds). Applicable provisions of the Investment Company Act require that a Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% (or 35% for the Money Market Funds) of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either (i) a Fund and affiliated persons of that Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by that Fund in excess of 1% of the company's total outstanding shares be deemed illiquid), or (ii) a Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that Fund bears directly in connection with its own operations.

                  In accordance with applicable regulatory provisions of the State of California, the Manager has agreed to waive its management fee with respect to assets of the Funds that are invested in other open-end investment companies.

                  U.S. Government Securities. Because the Short and Reserve Funds invest a substantial portion, if not all, of their net assets, and the Equity Income Fund may invest a substantial portion of its net assets, in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"), these Funds generally will have a lower yield than if they purchased higher yielding commercial paper or other securities with correspondingly greater risk instead of U.S.
Government securities.

                  Generally, the value of U.S. Government securities held by the
Funds will fluctuate inversely with interest rates. U.S.  Government  securities in which the Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. Government, including the Federal Housing Administration ("FHA"), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Financing Corporation, Federal

Financing Bank, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, Resolution Funding Corporation, Student Loan Marketing Association and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will not invest in obligations issued by an instrumentality of the U.S. Government unless the Manager determines that the instrumentality's credit risk makes its securities suitable for investment by the Fund.

                  Mortgage-Related Securities: Government National Mortgage Association. GNMA is a wholly owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act, or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

                  GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

                  Mortgage-Related Securities: Federal National Mortgage Association. FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

                  Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans;
(4) variable-rate mortgage loans; (5) other adjustable-rate  mortgage loans; and
(6) fixed-rate mortgage loans secured by multifamily projects.

                  Mortgage-Related Securities: Federal Home Loan Mortgage Corporation. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

                  The  mortgage  loans  underlying  FHLMC  securities  typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between ten and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another FHLMC security.

                  Privately Issued Mortgage-Related Securities. As set forth in the Prospectus, the Short Fund may invest in mortgage-related securities offered by private issuers, including pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations ("CMOs").

                  Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

                  These Funds may invest in, among other things, "parallel pay" CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class which, like the other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

                  Adjustable-Rate Mortgage-Related Securities. Because the interest rates on the mortgages underlying adjustable-rate mortgage-related securities ("ARMS") reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow the Allocation and Short Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Funds may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to these Funds. Further, because of this feature, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments. For further discussion of the risks associated with mortgage-related securities generally, see "Risk Considerations" in the Prospectus.

                  Variable Rate Demand Notes. Variable rate demand notes ("VRDNs") are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, generally at 30-, 60-, 90-, 180-, or 365-day intervals. The interest rates are adjustable at intervals ranging from daily to six months. Adjustment formulas are designed to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments typically are based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

                  The  Tax-Free  Funds  also may  invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide a Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven. In addition, the Participating VRDN is backed by an irrevocable letter of credit or guaranty of the institution. A Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

                  Participating VRDNs may be unrated or rated, and their creditworthiness may be a function of the creditworthiness of the issuer, the institution furnishing the irrevocable letter of credit, or both. Accordingly, the Tax-Free Funds may invest in such VRDNs, the issuers or underlying institutions of which the Manager believes are creditworthy and satisfy the quality requirements of the Funds. The Manager periodically monitors the creditworthiness of the issuer of such securities and the underlying institution.

                  During periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted by governmental authorities to attempt to deal with them, interest rates have varied widely. While the value of the underlying VRDN may change with changes in interest rates generally, the variable rate nature of the underlying VRDN should minimize changes in the value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed-income securities. The Tax-Free Funds may invest in VRDNs on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such VRDNs may fluctuate; to the extent they do increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the VRDNs is made in relation to movements of various interest rate adjustment indices, the VRDNs are not comparable to long-term fixed-rate securities. Accordingly, interest rates on the VRDNs may be higher or lower than current market rates for fixed-rate obligations of comparable quality with similar maturities.

                  Municipal Securities. Because the Tax-Free Funds invest at least 80% of their total assets in obligations either issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, including industrial development bonds, as well as obligations of certain agencies and instrumentalities of the U.S. Government, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Securities"), or exempt from federal and California personal income tax ("California Municipal Securities"), and the California Money Fund invests at least 65% of its total assets in California Municipal Securities, and may invest in Municipal Securities, these Funds generally will have a lower yield than if they primarily purchased higher yielding taxable securities, commercial paper or other securities with correspondingly greater risk. Generally, the value of the Municipal Securities and California Municipal Securities held by these Funds will fluctuate inversely with interest rates.

                  General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

                  Revenue Bonds. A revenue bond is not secured by the full faith, credit and taxing power of an issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a governmental assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

                  Industrial Development Bonds. Industrial development bonds, which may pay tax-exempt interest, are, in most cases, revenue bonds and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business manufacturing, housing, sports, and pollution control.

These bonds also are used to finance public facilities, such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the real and personal property so financed as security for such payment. As a result of 1986 federal tax legislation, industrial revenue bonds may no longer be issued on a tax-exempt basis for certain previously permissible purposes, including sports and pollution control facilities.

                  Participation Interests. The Tax-Free Funds may purchase from financial institutions participation interests in Municipal Securities, such as industrial development bonds and municipal lease/purchase agreements. A participation interest gives a Fund an undivided interest in a Municipal Security in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Security. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Trustees has approved as meeting the Board's standards, or, alternatively, the payment obligation will be collateralized by U.S. Government securities.

                  For certain participation interests, these Funds will have the right to demand payment, on not more than seven days' notice, for all or any part of their participation interest in a Municipal Security, plus accrued interest. As to these instruments, these Funds intend to exercise their right to demand payment only upon a default under the terms of the Municipal Securities, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of their investment portfolios. The California Intermediate Bond Fund will not invest more than 15% of its total assets and the California Money Fund will not invest more than 10% of its total assets in participation interests that do not have this demand feature, and in other illiquid securities.

                  Some participation interests are subject to a "nonappropriation" or "abatement" feature by which, under certain conditions, the issuer of the underlying Municipal Security may, without penalty, terminate its obligation to make payment. In such event, the holder of such security must look to the underlying collateral, which is often a municipal facility used by the issuer.

                  Custodial Receipts. The Tax-Free Funds may purchase custodial receipts representing the right to receive certain future principal and interest payments on Municipal Securities that underlie the custodial receipts. A number of different arrangements are possible. In the most common custodial receipt arrangement, an issuer or a third party owning the Municipal Securities deposits such obligations with a custodian in exchange for two classes of custodial receipts with different characteristics. In each case, however, payments on the two classes are based on payments received on the underlying Municipal Securities. One class has the characteristics of a typical auction-rate security, having its interest rate adjusted at specified intervals, and its ownership changes based on an auction mechanism. The interest rate of this class generally is expected to be below the coupon rate of the underlying Municipal Securities and generally is at a level comparable to that of a Municipal Security of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, although inversely to changes in the rate of interest of the first class. If the interest rate on the first class exceeds the coupon rate of the underlying Municipal Securities, its interest rate will exceed the rate paid on the second class. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Securities. The value of the second class and similar securities should be expected to fluctuate more than the value of a Municipal Security of comparable quality and maturity and their purchase by one of these Funds should increase the volatility of its net asset value and, thus, its price per share. These custodial receipts are sold in private placements and are subject to these Funds' limitation with respect to illiquid investments. The Tax-Free Funds also may purchase directly from issuers, and not in a private placement, Municipal Securities having the same characteristics as the custodial receipts.

                  Tender Option Bonds. The Tax-Free Funds may purchase tender option bonds and similar securities. A tender option bond is a Municipal
Security, generally held pursuant to a custodial arrangement, having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, coupled with an agreement of a third party, such as a bank, broker-dealer or other financial institution, granting the security holders the option, at periodic intervals, to tender their securities to the institution and receive their face value. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Manager, on behalf of a Tax-Free Fund, considers on a periodic basis the creditworthiness of the issuer of the underlying Municipal Security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. The California Intermediate

Bond Fund will not invest more than 15% of its total assets and the California Money Market Fund more than 10% of its total assets in securities that are illiquid (including tender option bonds with a tender feature that cannot be exercised on not more than seven days' notice if there is no secondary market available for these obligations).

                  Obligations with Puts Attached. The Tax-Free Funds may purchase Municipal Securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the securities' maturity date. Although an obligation with a put attached is not a put option in the usual sense, it is commonly known as a "put" and is also referred to as a "stand-by commitment." These Funds will use such puts in accordance with regulations issued by the Securities and Exchange Commission ("SEC"). In 1982, the Internal Revenue Service (the "IRS") issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company would be the owner of tax-exempt municipal obligations acquired with a put option. The IRS also has issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The last such ruling was issued in 1983. The IRS subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the securities, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Free Funds intend to take the position that they are the owners of any municipal obligations acquired subject to a stand-by commitment or a similar put right and that tax-exempt interest earned with respect to such municipal obligations will be tax exempt in its hands. There is no assurance that stand-by commitments will be available to these Funds nor have they assumed that such commitments would continue to be available under all market conditions. There may be other types of municipal securities that become available and are similar to the foregoing described Municipal Securities in which these Funds may invest.

                  Zero Coupon Bonds. The Fixed Income Funds may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities.

Risk Factors/Special Considerations Relating to Debt Securities

                  The Select 50, International and the Global Funds may invest in debt securities that are rated below BBB by Standard & Poor's Corporation ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Fitch Investor Services ("Fitch"), or, if unrated, are deemed to be of equivalent investment quality by the Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, these Funds will invest no more than 5% of their assets in debt securities rated below Baa by Moody's or BBB by S&P, or, if unrated, of equivalent investment quality as determined by the Manager. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. The net asset value of these Funds will reflect these changes in market value.

                  Bonds rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."

                  Although such bonds may offer higher yields than higher-rated securities, low-rated debt securities generally involve greater price volatility and risk of principal and income loss, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated debt securities are traded are more limited than those for higher-rated securities. The existence of limited markets for particular securities may diminish the ability of these Funds to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or financial markets and could adversely affect, and cause fluctuations in, the per-share net asset value of these Funds.

                  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of these Funds to achieve their investment objectives may, to the extent they invest in low-rated debt securities, be more dependent upon such credit analysis than would be the case if these Funds invested in higher-rated debt securities.

                  Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated debt securities but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low-rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, these Funds may incur additional expenses to seek financial recovery. The low-rated bond market is relatively new, and many of the outstanding low-rated bonds have not endured a major business downturn.

Hedging and Risk Management Practices

                  In order to hedge against foreign currency exchange rate risks, the Select 50, International, Global and Equity Income Funds may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. These Funds also may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

                  The Funds (except the Money Market Funds) also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

                  Forward Contracts. The Select 50, International and Global Funds may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

                  A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

                  In connection with a Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of its commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, a Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and the ability of these Funds to utilize forward contracts may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by a Fund than if it had not entered into such contracts. The Funds generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

                  Futures Contracts and Options on Futures Contracts. To hedge against movements in interest rates, securities prices or currency exchange rates, the Funds (except the Money Market Funds) may purchase and sell various kinds of futures contracts and options on futures contracts. These Funds also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

                  These Funds have filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that these Funds will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that a Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of that Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

                  These Funds will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by these Funds or which they expect to purchase. These Funds' futures transactions generally will be entered into only for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect a Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by these Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

                  Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While these Funds' futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

                  By using futures contracts to hedge their positions, these Funds seek to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that these Funds propose to acquire. For example, when interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, a Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. A Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that such Fund has acquired or expects to acquire.

                  As part of its hedging strategy, a Fund also may enter into other types of financial futures contracts if, in the opinion of the Manager, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having that Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting that

Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

                  The acquisition of put and call options on futures contracts gives a Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

                  A Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

                  Loss from investing in futures transactions by these Funds is potentially unlimited.

                  These Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining their qualification as a regulated investment company for federal income tax purposes.

                  Options on Securities, Securities Indices and Currencies. These Funds may purchase put and call options on securities in which they have invested, on foreign currencies represented in their portfolios and on any securities index based in whole or in part on securities in which these Funds may invest. These Funds also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

                  A Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

                  A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although these Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

                  Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or
(vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

                  Although these Funds do not currently intend to do so, they may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

                  These Funds also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. A Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. A Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

                  There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Funds' orders.

Other Investment Practices

                  Repurchase Agreements. As noted in the Prospectus, the Funds may enter into repurchase agreements. A Fund's repurchase agreements will generally involve a short-term investment in a U.S. Government security or other high-grade liquid debt security, with the seller of the underlying security agreeing to repurchase it at a mutually agreed-upon time and price. The repurchase price is generally higher than the purchase price, the difference being interest income to the Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund is unrelated to the interest rate on the underlying security.

                  Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Manager, acting under the supervision of the Boards, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Funds enter into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Boards.

                  The Funds generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Funds regard repurchase agreements with maturities in excess of seven days as illiquid. A Fund may not invest more than 15% (10% in the case of the Money Market Funds) of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

                  For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and a Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As such, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

                  Apart from the risk of bankruptcy or insolvency proceedings, a Fund also runs the risk that the seller may fail to repurchase the security. However, the Funds always require collateral for any repurchase agreement to which they are a party in the form of securities acceptable to them, the market value of which is equal to at least 100% of the amount invested by the Funds plus accrued interest, and the Funds make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price (including interest) at all times.

                  The Funds may participate in one or more joint accounts with each other and other series of the Trusts that invest in repurchase agreements collateralized, subject to their investment policies, either by (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and in no event have a duration of more than seven days.

                  Reverse Repurchase Agreements. The Domestic Equity, Select 50, International, Opportunities, Short, Reserve and Tax-Free Funds may enter into reverse repurchase agreements, as set forth in the Prospectus. These Funds typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage, and a Fund will enter into a reverse repurchase agreement for leverage purposes only when the Manager believes that the interest income to be earned from the investment of the proceeds would be greater than the interest expense of the transaction. These Funds also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when sale of the Fund's securities is disadvantageous.

                  These Funds cause their custodian to segregate liquid assets, such as cash, U.S. Government securities or other liquid equity or debt securities equal in value to their obligations (including accrued interest) with respect to reverse repurchase agreements. Such assets are marked to market daily to ensure that full collateralization is maintained.

                  Dollar Roll Transactions. The Short and California Intermediate Bond Funds may enter into dollar roll transactions, as discussed in the Prospectus. A dollar roll transaction involves a sale by a Fund of a security to a financial institution concurrently with an agreement by that Fund to purchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional portfolio securities of that Fund, and the income from these investments, together with any additional fee income received on the sale, may or may not generate income for that Fund exceeding the yield on the securities sold.

                  At the time a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. Government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

                  Lending of Portfolio Securities. Although the Funds currently do not intend to do so, a Fund may lend its portfolio securities having a value of up to 30% of its total assets in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high-grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of a Fund or the borrower at any time. Upon such termination, a Fund is entitled to obtain the return of the securities loaned within five business days.

                  For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk.

                  When-Issued and Forward Commitment Securities. The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer. While the Funds reserve the right to sell when-issued or delayed delivery securities prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Funds do not believe that their net asset values will be adversely affected by their purchase of securities on a when-issued or delayed delivery basis. The Funds cause their custodian to segregate cash, U.S. Government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income on these assets.

                  The Short Fund may seek to hedge investments or to realize additional gains through forward commitments to sell high-grade liquid debt securities it does not own at the time it enters into the commitments. Such forward commitments effectively constitute a form of short sale. To complete such a transaction, this Fund must obtain the security which it has made a commitment to deliver. If this Fund does not have cash available to purchase the security it is obligated to deliver, it may be required to liquidate securities in its portfolio at either a gain or a loss, or borrow cash under a reverse repurchase or other short-term arrangement, thus incurring an additional expense. In addition, this Fund may incur a loss as a result of this type of forward commitment if the price of the security increases between the date this Fund enters into the forward commitment and the date on which it must purchase the security it is committed to deliver. This

Fund will realize a gain from this type of forward commitment if the security declines in price between those dates. The amount of any gain will be reduced, and the amount of any loss increased, by the amount of the interest or other transaction expenses this Fund may be required to pay in connection with this type of forward commitment. Whenever this Fund engages in this type of transaction, it will segregate assets as discussed above.

                  Illiquid Securities. A Fund may invest up to 15% (10% for the Money Market Funds) of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among others, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by a Fund in excess of 1% of the total outstanding shares of that investment company. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by the Funds may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

                  In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

                  Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule
144A-eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in a Fund's inability to dispose of such securities promptly or at favorable prices.

                  The Boards of Trustees have delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Boards. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Funds' portfolios and reports periodically on such decisions to the Boards.


                                  RISK FACTORS

Foreign Securities

                  Investors in the Select 50, International and Global and Funds should consider carefully the substantial risks involved in securities of companies located or doing business in, and governments of, foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements often may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Emerging Market Countries

                  The Select 50, International and Global Funds, particularly the Latin America, Emerging Asia and Emerging Markets Funds, may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) the existence of national policies which may restrict these Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.

Exchange Rates and Polices

                  The Select 50,  International and Global Funds endeavor to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when these Funds change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent these Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to these Funds' investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

                  These Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

                  The Boards of both Trusts consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Boards also consider the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

Hedging Transactions

                  While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for that Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

                  Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

California Municipal Securities

                  The information set forth below is a general summary intended to give a recent historical description. It is not a discussion of any specific factors that may affect any particular issuer of California Municipal Securities. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of California. Such information is derived from official statements utilized in connection with securities offerings of the State of California that have come to the attention of the Trusts and were available prior to the date of this Statement of Additional Information. Such information has not been independently verified by the California Intermediate Bond and California Money Funds.

                  Because the California Intermediate Bond and California Money Funds expect to invest substantially all of their assets in California Municipal Securities, they will be susceptible to a number of complex factors affecting the issuers of California Municipal Securities, including national and local political, economic, social, environmental and regulatory policies and conditions. These Funds cannot predict whether or to what extent such factors or other factors may affect the issuers of California Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by these Funds to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible these Funds will invest in obligations of particular issuers as to which such specific factors are applicable.

                  From mid-1990 to late 1993, California suffered the most severe recession in the State since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among other industries, have been severely affected. Since the start of 1994, however, California's economy has been on a steady recovery. Employment grew significantly during 1994 and 1995, especially in export-related industries, business services, electronics, entertainment and tourism.

                  The recession severely affected State revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance; the State's accumulated budget deficit approached $2.8 billion at its peak at June 30, 1993. The 1993-94 Budget Act proposed to repay the $2.8 billion deficit over two fiscal years, but as a result of the recession the projected excess of revenues over expenditures did not materialize. The accumulated budget deficit at June 30, 1994 was about $1.8 billion, and a second two-year plan was implemented in 1994-95 to eliminate the budget deficit. An additional consequence of the large budget deficits has been that the State depleted its available cash resources and has had to use a series of external borrowings to meet its cash needs, including borrowings extending into the next fiscal year. The State anticipates that it will not have to resort to such "cross-year" borrowing during the 1995-96 fiscal year.

                  The 1994-95 Budget Act recognized that the accumulated $2 billion budget deficit could not be repaid in one year, and proposed a two-year solution to eliminate the deficit with operating surpluses for 1994-95 and 1995-96. The 1994-95 Budget Act projected revenues and transfers of $41.9 billion (up $2.1 billion from 1993-94, and reflecting the Governor's forecast of an improving economy), and expenditures of $40.9 billion (up $1.6 billion from 1993-94). Principal features of the 1994-95 Budget Act included:

                  1. Receipt of about $760 million of federal aid for certain costs related to refugees and undocumented immigrants. Only about $33 million of this amount was received, with another approximately $98 million scheduled to be received during 1995-96.

                  2. Reductions of about $1.1 billion in health and welfare costs. A 2.3 percent reduction in Aid to Families with Dependent Children has been enjoined pending further litigation, however.

                  3. An increase in Proposition 98 funding for K-14 schools of $526 million.

                  4. Additional miscellaneous cuts and fund transfers of $755 million.

                  5. A further one-year suspension (for 1995) of the renter's personal income tax credit.

                  The 1994-95 Budget Act contained no tax increases other than the suspension of the renter's credit. As a result of the improving economy, the California Department of Finance's final estimates for 1994-95 showed revenues and transfers of $42.7 billion and expenditures of $42 billion.

                  The 1995-96 Budget Act was enacted on August 3, 1995, 34 days after the start of the fiscal year.

                  The 1995-96 Budget Act projects General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from 1994-95, and General Fund expenditures of $43.4 billion, a 4 percent increase from 1994-95. Special Fund revenues are estimated at $12.7 billion, and Special Fund expenditures of $13 billion have been appropriated. The 1995-96 Budget Act projects that the General Fund will end the 1995-96 fiscal year with a slight surplus at June 30, 1996, and that all of the accumulated budget deficits will have been repaid. Principal features of the 1995-96 Budget Act include:

                  1. An increase in Proposition 98 funding for K-14 schools of about $1.2 billion.

                  2. Reductions in health and welfare costs of about $900 million (about $500 million of which depends upon federal legislative approval).

                  3. A 3.5 percent increase for the University of California and the California State University system.

                  4. Receipt of an additional $278 million in federal aid for costs of illegal immigrants, above commitments already made by the federal government.

                  5. An increase of about 8 percent in General Fund support for the Department of Corrections, reflecting estimates of an increased prison population.

                  The Governor's proposed budget for 1996-97, released on January 10, 1996, updated the projections for 1995-96; revenues and transfers are estimated to be $45 billion and expenditures to be $44.2 billion. As a result, the budget reserve was projected to have a positive balance of about $50 million on June 30, 1996, with available cash (after payment of all obligations due) of about $2.2 billion.

                  The Governor's proposed budget for 1996-97 projected General Fund revenues and transfers of about $45.6 billion and requested total General Fund appropriations of about $45.2 billion, which would leave a budget reserve of about $400 million on June 30, 1997. The Governor's proposed budget renewed a proposal, which had been rejected by the Legislature in 1995, for a 15 percent cut in personal and corporate tax rates, phased in over a three-year period. On the assumption that the proposed tax rate cut would be enacted, the Governor's proposed budget shows a reduction in revenues of about $600 million for 1996-97. The Governor's proposed budget also projects external cash flow borrowing of up to $3.2 billion, to mature by June 30, 1997.

                  The foregoing discussion of the 1994-95, 1995-96 and 1996-97 fiscal year budgets is based on the Budget Acts for those years, which include estimates and projections of revenues and expenditures, and should not be construed as a statement of fact. The assumptions used to construct a budget may be affected by numerous factors, including future economic conditions in California and the nation. There can be no assurance that the estimates will be achieved.

                  Certain issuers of California Municipal Securities receive subventions from the State which are eligible to be used to make payments on such Securities. No prediction can be made as to what effect any decrease in subventions may have on the ability of some issuers to make such payments.

                  Because of the deterioration in the State's budget and cash situation, the State's credit ratings have been reduced. Since late 1991, all three major nationally recognized statistical rating organizations have lowered their ratings for general obligation bonds of the State from the highest ranking of "AAA" to "A" by S&P, "A1" by Moody's and "A+" by Fitch Investors Service, Inc. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

                  Constitutional and Statutory Limitations. Article XIII A of the California Constitution (which resulted from the voter approved Proposition 13 in 1978) limits the taxing powers of California public agencies. With certain exceptions, the maximum ad valorem tax on real property cannot exceed one percent of the "full cash value" of the property; Article XIII A also effectively prohibits the levying of any other ad valorem property tax for general purposes. One exception to Article XIII A permits an increase in ad valorem taxes on real property in excess of one percent for certain bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. The "full cash value" of property may be adjusted annually to reflect increases (not to exceed two percent) or decreases, in the consumer price index or comparable local data, or to reflect reductions in property value caused by substantial damage, destruction or other factors, or when there is a "change in ownership" or "new construction".

                  Constitutional challenges to Article XIII A to date have been unsuccessful. In 1992, the United States Supreme Court ruled that notwithstanding the disparate property tax burdens that Proposition 13 might place on otherwise comparable properties, those provisions of Proposition 13 do not violate the Equal Protection Clause of the United States Constitution.

                  In response to the significant reduction in local property tax revenue caused by the passage of Proposition 13, the State enacted legislation to provide local governments with increased expenditures from the General Fund. This fiscal relief has ended, however.

                  Article XIII B of the California Constitution generally limits the amount of appropriations of the State and of local governments to the amount of appropriations of the entity for such prior year, adjusted for changes in the cost of living, population and the services that the government entity has financial responsibility for providing. To the extent the "proceeds of taxes" of the State and/or local government exceed its appropriations limit, the excess revenues must be rebated. Certain expenditures, including debt service on certain bonds and appropriations for qualified capital outlay projects, are not included in the appropriations limit.

                  In 1986, California voters approved an initiative statute known as Proposition 62. This initiative further restricts the ability of local governments to raise taxes and allocate approved tax receipts. While some decisions of the California Courts of Appeal have held that portions of Proposition 62 are unconstitutional. The California Supreme Court recently upheld Proposition 62's requirement that special taxes be approved by a two-thirds vote of the voters voting in an election on the issue. This recent decision may invalidate other taxes that have been imposed by local governments in California and make it more difficult for local governments to raise taxes.

                  In 1988 and 1990, California voters approved initiatives known as Proposition 98 and Proposition 111, respectively. These initiatives changed the State's appropriations limit under Article XIII B to (i) require that the State set aside a prudent reserve fund for public education, and (ii) guarantee a minimum level of State funding for public elementary and secondary schools and community colleges.

                  The effect of constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected). There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County filed for bankruptcy.

                  In addition, it is impossible to predict the time, magnitude, or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four-county area. The possibility exists that another such earthquake could create a major dislocation of the California economy.

                  The Tax-Free Funds' (other than the Federal Money Fund) concentration in California Municipal Securities provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.


                             INVESTMENT RESTRICTIONS

                  The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund's outstanding voting securities as defined in the Investment Company Act. A Fund may not:

                  1. In the case of each Fixed Income Fund, purchase any common stocks or other equity securities, except that a Fund may invest in securities of other investment companies as described above and consistent with restriction number 9 below.

                  2. With respect to 75% (100% for the Federal Money Fund) of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable (not applicable to the Federal Money Fund). This investment restriction does not apply to the Asset Allocation, the Global Asset Allocation Fund nor the California Intermediate Bond Fund.

                  3. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan.

                  4. (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Fund that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Fund may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets.

                           (b) Mortgage, pledge or hypothecate any of its assets
except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

                  5. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

                  6. Buy or sell real estate or commodities or commodity contracts; however, a Fund, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information.

                  7. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

                  8. Invest, in the aggregate, more than 15% (10% for the Money Market Funds) of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Fund. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act, changes in relevant SEC interpretations).

                  9. Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act.)

                  10. Except with respect to communications companies for the Communications Fund, as described in the Prospectus, invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities or California Municipal Obligations or Municipal Obligations for the Tax-Free Funds.) For purposes of this restriction, the Funds generally rely on the U.S. Office of Management and Budget's Standard Industrial Classifications.

                  11. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions.

                  12. Except as described in the Prospectus and this Statement of Additional Information, acquire or dispose of put, call, straddle or spread options subject to the following conditions (for other than the Short Fund and California Intermediate Bond Fund):

                           (a) such options are written by other persons, and

                           (b) the  aggregate  premiums paid on all such options
which are held at any time do not exceed 5% of the Fund's total assets.

(This is an operating policy which may be changed without shareholder approval.)

                  13. Except as described in the Prospectus and this Statement of Additional Information, engage in short sales of securities. (This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)

                  14. Purchase more than 10% of the outstanding voting securities of any one issuer. This investment restriction does not relate to the Fixed Income Funds. (This is an operating policy which may be changed without shareholder approval.)

                  15. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts. The Money Market Funds may not enter into a futures contract or option on a futures contract regardless of the amount of the initial deposit or premium.

                  To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the appropriate Board and notice to shareholders.

                  If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                  The Board of Trustees of The Montgomery Funds has elected to value the assets of the Money Market Funds in accordance with Rule 2a-7 under the Investment Company Act. This Rule also imposes various restrictions on these Funds' portfolios which are, in some cases, more restrictive than these Funds' stated fundamental policies and investment restrictions. Due to amendments to Rule 2a-7 adopted by the SEC in 1991, any fund which holds itself out as a money market fund must also follow certain portfolio provisions of Rule 2a-7 regarding the maturity and quality of each portfolio investment, and the diversity of such investments. Thus, although the restrictions imposed by Rule 2a-7 are not fundamental policies of these Funds, these Funds must comply with these provisions unless their shareholders vote to change their policies of being money market funds.

                        DISTRIBUTIONS AND TAX INFORMATION

                  Distributions. The Funds receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Funds' net investment income, substantially all of which will be declared as dividends to the Funds' shareholders.

                  The amount of income dividend payments by the Funds is dependent upon the amount of net investment income received by the Funds from their portfolio holdings, is not guaranteed and is subject to the discretion of the Funds' Board. These Funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

                  The Funds also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from previous years), while a distribution from capital gains, will be distributed to shareholders with and as a part of income dividends. If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from previous years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that Fund's shares may have been held.

                  Any dividend or distribution per share paid by a Fund reduces that Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes (except for distributions from the Tax-Free Funds to the extent not subject to income taxes).

                  Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their election with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

                  Tax Information. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. Each Fund that has filed a tax return has so qualified and elected in prior tax years. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that Fund will not be subject to any federal income tax or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of a Fund.

                  In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stocks or other securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, (b) derive less than 30% of its gross income each year from the sale or other disposition of stock or securities (or options thereon) held less than three months (excluding some amounts otherwise included in income as a result of certain hedging transactions), and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of that Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If a Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

                  Distributions of net investment income and net realized capital gains by a Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

                  The Funds or any securities dealer effecting a redemption of the Funds' shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, the Funds will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which a Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

                  The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, each Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

                  A Fund may receive dividend distributions from U.S. corporations. To the extent that a Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

                  In the case of the Select 50, International and Global Funds, if more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, that Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by that Fund. If this election is made, shareholders will be
(i) required to include in their gross income their pro rata share of any foreign income taxes paid by that Fund, and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. In this case, shareholders will be informed by that Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by that Fund) to be included in their income tax returns. If 50% or less in value of that Fund's total assets at the end of its fiscal year are invested in stock or other securities, securities of foreign corporations, that Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign income taxes paid by that Fund. In this case, these taxes will be taken as a deduction by that Fund.

                  The Select 50, International and Global Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. These Funds may invest up to 10% of their total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that these Funds derive from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, these Funds may be able to avoid this tax by electing to be taxed currently on their share of the PFIC's income, whether or not such income is actually distributed by the PFIC. These Funds will endeavor to limit their exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, these Funds may incur the PFIC tax in some instances.

                  The Tax-Free Funds. Provided that, as anticipated, each Tax-Free Fund qualifies as a regulated investment company under the Code, and, at the close of each quarter of its taxable years, at least 50% of the value of the total assets of each of the California Intermediate Bond and California Money Funds consist of obligations (including California Municipal Securities) the interest on which is exempt from California personal income taxation under the Constitution or laws of California or of the United States, such Fund will be qualified to pay exempt-interest dividends to its shareholders that, to the extent attributable to interest received by the Fund on such obligations, are exempt from California personal income tax. If at the close of each quarter of its taxable years, at least 50% of the value of the total assets of the Federal Money Fund consists of obligations (including Municipal Securities) the interest on which is exempt from federal personal income taxation under the Constitution or laws of the United States, the Federal Money Fund will be qualified to pay exempt-interest dividends to its shareholders that, to the extent attributable to interest received by the Fund on such obligations, are exempt from federal personal income tax. The total amount of exempt-interest dividends paid by these Funds to their shareholders with respect to any taxable year cannot exceed the amount of interest received by these Funds during such year on tax-exempt obligations less any expenses attributable to such interest. Income from other transactions engaged in by these Funds, such as income from options, repurchase agreements and market discount on tax-exempt securities purchased by these Funds, will be taxable distributions to its shareholders.

                  The Code may also subject interest received on certain otherwise tax-exempt securities to an alternative minimum tax. In addition, certain corporations which are subject to the alternative minimum tax may have to include a portion of exempt-interest dividends in calculating their alternative minimum taxable income.

                  Exempt-interest dividends paid to shareholders that are corporations subject to California franchise tax will be taxed as ordinary income to such shareholders. Moreover, no dividends paid by these Funds will qualify for the corporate dividends-received deduction for federal income tax purposes.

                  Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of these Funds is not deductible for federal income tax purposes. Under regulations used by the IRS for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares of these Funds. California personal income tax law restricts the deductibility of interest on indebtedness incurred by a shareholder to purchase or carry shares of a fund paying dividends exempt from California personal income tax, as well as the allowance of losses realized upon a sale or redemption of shares, in substantially the same manner as federal tax law. Further, these Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial revenue bonds or are "related persons" to such users. Such persons should consult their tax advisers before investing in these Funds.

                  Up to 85% of social security or railroad retirement benefits may be included in federal (but not California) taxable income for benefit recipients whose adjusted gross income (including income from tax-exempt sources such as tax-exempt bonds and these Funds) plus 50% of their benefits exceeding certain base amounts. Income from these Funds, and other funds like them, is included in the calculation of whether a recipient's income exceeds these base amounts, but is not taxable directly.

                  From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. It can be expected that similar proposals may be introduced in the future. Proposals by members of state legislatures may also be introduced which could affect the state tax treatment of these Funds' distributions. If such proposals were enacted, the availability of Municipal Securities for investment by these Funds and the value of these Funds' portfolios would be affected. In such event, these Funds would reevaluate their investment objectives and policies.

                  Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

                  For accounting purposes, when a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by a Fund upon the expiration or sale of such options held by a Fund generally will be capital gain or loss.

                  Any security, option, or other position entered into or held by a Fund that substantially diminishes a Fund's risk of loss from any other position held by that Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

                  Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

                  Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of a Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than as capital gain or loss.

                  Redemptions and exchanges of shares of a Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. Any loss realized upon the redemption or exchange of shares of a Tax-Free Fund within six months from their date of purchase will be disallowed to the extent of distributions of exempt-interest dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of a Fund may be disallowed to the extent shares of the same Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

                  Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.


                  The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. The law firm of Paul, Hastings, Janofsky & Walker has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.



                              TRUSTEES AND OFFICERS

                  The Trustees of the Trusts (the two Trusts have the same members on their Boards, except for Jerome S. Markowitz who is a Trustee of the Montgomery Funds II) are responsible for the overall management of the Funds, including general supervision and review of their investment activities. The officers (the two Trusts, as well as an affiliated Trust, The Montgomery Funds III, have the same officers), who administer the Funds' daily operations, are appointed by the Boards of Trustees. The current Trustees and officers of the Trusts performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below:

                  R.  Stephen  Doyle,  Chairman  of the Board,  Chief  Executive
                  Officer,   Principal  Financial  and  Accounting  Officer  and
                  Trustee (Age 56).*

--------
* Trustee deemed an "interested person" of the Funds as defined in the Investment Company Act.

                  101 California Street, San Francisco, California 94111. Mr. Doyle has been the Chairman and a Director of Montgomery Asset Management, Inc., the general partner of the Manager, and Chairman of the Manager since April 1990. Mr. Doyle is a managing director of the investment banking firm of Montgomery Securities, the Fund's Distributor, and has been employed by Montgomery Securities since October 1983.

                  Mark B. Geist, President (Age 44)

                  101 California Street, San Francisco, California 94111. Mr. Geist has been the President and a Director of Montgomery Asset Management, Inc. and President of the Manager since April 1990. From October 1988 until March 1990, Mr. Geist was a Senior Vice President of Analytic Investment Management. From January 1986 until October 1988, Mr. Geist was a Vice President with RCB Trust Co. Prior to January 1986, Mr. Geist was the Pension Fund Administrator for St. Regis Co., a manufacturing concern.

                  Jack G. Levin, Secretary (Age 49)

                  600 Montgomery Street, San Francisco, California 94111. Mr. Levin has been Director of Legal and Regulatory Affairs for Montgomery Securities since January 1983.

                  John T. Story, Executive Vice President (Age 56)

                  101 California Street, San Francisco, California 94111. Mr. Story has been the Managing Director of Mutual Funds and Executive Vice President of Montgomery Asset Management, L.P. since January 1994. From December 1978 to January 1994, he was Managing Director - Senior Vice President of Alliance Capital Management.

                  David E. Demarest, Chief Administrative Officer (Age 43)

                  101 California Street, San Francisco, California 94111. Mr. Demarest has been the Chief Administrative Officer since 1994. From 1991 until 1994, he was Vice President of Copeland Financial Services. Prior to joining Copeland, Mr. Demarest was Vice President/Manager for the Overland Express Funds Division for Wells Fargo Bank.

                  Mary Jane Fross, Treasurer (Age 45)

                  101 California Street, San Francisco, California 94111. Ms. Fross is Manager of Mutual Fund Administration and Finance for the Manager. From November 1990 to her
                  arrival at the Manager in 1993, Ms. Fross was Financial Analyst/Senior Accountant with Charles Schwab, San Francisco, California. From 1989 to November 1990, Ms. Fross was Assistant Controller of Bay Bank of Commerce, San Leandro, California.

                  Roger W. Honour, Vice President (Age 42)

                  101 California Street, San Francisco, California 94111. Mr. Honour is a Managing Director and Senior Portfolio Manager for the Manager. Roger Honour joined the Manager in June 1993 as Managing Director and Portfolio Manager responsible for mid and large capitalization growth stock investing. Prior to joining Montgomery Asset Management, he was Vice President and Portfolio Manager at Twentieth Century Investors from 1992 to 1993. Mr. Honour was a Vice President and Portfolio Manager at Alliance Capital Management from 1990 to 1992. Mr. Honour was a Vice President of Institutional Equity Research and Sales at Merrill Lynch Capital Markets from 1980 to 1990.

                  Stuart O. Roberts, Vice President (Age 42)

                  101 California Street, San Francisco, California 94111. Mr. Roberts is a Managing Director and Portfolio Manager for the Manager. For the five years prior to his start with the Manager in 1990, Mr. Roberts was a portfolio manager and analyst at Founders Asset Management.

                  Oscar A. Castro, Vice President (Age 42)

                  101 California Street, San Francisco, California 94111. Mr. Castro, CFA, is a Managing Director and Portfolio Manager for the Manager. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Castro was deputy portfolio manager/analyst at Templeton International.

                  John D. Boich, Vice President (Age 36)

                  101 California Street, San Francisco, California 94111. Mr. Boich, CFA, is a Managing Director and Portfolio Manager. Prior to joining the Manager, Mr. Boich was vice president and portfolio manager at The Boston Company Institutional Investors Inc. from 1990 to 1993. From 1989 to 1990, Mr. Boich was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company.

                  Josephine S. Jimenez, Vice President (Age 42)

                  101 California Street, San Francisco, California 94111. Ms. Jimenez, CFA, is a Managing Director and Portfolio Manager for the Manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager.

                  Bryan L. Sudweeks, Vice President (Age 42)

                  101 California Street, San Francisco, California 94111. Dr. Sudweeks, Ph.D., CFA, is a Managing Director and Portfolio Manager for the Manager. Prior to joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, Dr. Sudweeks was a Professor of International Finance and Investments at George Washington University and also served as an Adjunct Professor of International Investments from 1988 until May 1991.

                  William C. Stevens, Vice President (Age 41)

                  101 California Street, San Francisco, California 94111. Mr. Stevens is a Portfolio Manager and Managing Director for the Manager. At Barclays de Zoete Wedd Securities from 1991 to 1992, he was responsible for starting its CMO and asset-backed securities trading. Mr. Stevens traded stripped mortgage securities and mortgage-related interest rate swaps for the First Boston Corporation from 1990 to 1991 and while with Drexel Burnham Lambert from 1984 to 1990. He was responsible for the origination and trading of all derivative mortgage-related securities with more than $10 billion in total issuance.

                  John H. Brown, Vice President (Age 36)

                  101 California Street, San Francisco, California 94111. Mr. Brown, CFA, is a Senior Portfolio Manager and Managing Director for the Manager. Preceding his arrival at the Manager in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco, California from June 1986.

                  John A. Farnsworth, Trustee (Age 55)

                  One California Street, Suite 1950, San Francisco, California 94111. Mr. Farnsworth is a partner of Pearson, Caldwell & Farnsworth, Inc., an executive search consulting firm. From May 1988 to September 1991, Mr. Farnsworth was the Managing Partner of the San Francisco office of Ward Howell International, Inc., an executive recruiting firm. From May 1987 until May 1988, Mr. Farnsworth was Managing Director of Jeffrey Casdin & Company, an
                  investment management firm specializing in biotechnology companies. From May 1984 until May 1987, Mr. Farnsworth served as a Senior Vice President of Bank of America and head of the U.S. Private Banking Division.

                  Andrew Cox, Trustee (Age 53)

                  750 Vine Street, Denver, Colorado 80206. Since June 1988, Mr. Cox has been engaged as an independent investment consultant. From September 1976 until June 1988, Mr. Cox was a Vice President of the Founders Group of Mutual Funds, Denver, Colorado, and Portfolio Manager or Co-Portfolio Manager of several of the mutual funds in the Founders Group.

                  Cecilia H. Herbert, Trustee (Age 48)

                  2636 Vallejo  Street,  San Francisco,  California  94123.  Ms.
                  Herbert was Managing Director of Morgan Guaranty Trust Company. From 1983 to 1991 she was General Manager of the bank's San Francisco office, with responsibility for lending, corporate finance and investment banking. Ms. Herbert is a member of the Board of Schools of the Sacred Heart, and is a member of the Archdiocese of San Francisco Finance Council, where she chairs the Investment Committee.

                  Jerome S. Markowitz, Trustee and Trustee-designate* (Age 57)

                  600 Montgomery Street, San Francisco, California 94111. Mr. Markowitz was elected as a trustee of The Montgomery Funds II and as a trustee-designate of The Montgomery Funds, effective November 16, 1995. As a trustee- designate, Mr. Markowitz attends meetings of the Board of Trustees of the Montgomery Funds but is not eligible to vote. Mr. Markowitz has been the Senior Managing Director of Montgomery Securities (the Distributor) since January 1991. Mr. Markowitz joined Montgomery Securities in December 1987.

                  The officers of the Trusts, and the Trustees who are considered "interested persons" of the Trusts, receive no compensation directly from the Trusts for performing the duties of their offices. However, those officers and Trustees who are officers or partners of the Manager or the Distributor may receive remuneration indirectly because the Manager will receive a management fee from the Funds and Montgomery Securities will receive commissions for executing portfolio transactions for the Funds. The Trustees who are not affiliated with the Manager or the Distributor receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation paid by each Trust to each of the Trustees during the fiscal year ended June 30, 1996, and the aggregate compensation paid to each of the Trustees during the fiscal year ended June 30, 1996 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.

                                                                                                              Total
                                                                                        Pension or            Compensation
                                                              Aggregate                 Retirement            From the
                                 Aggregate                    Compensation              Benefits              Trusts and
                                 Compensation                 from The                  Accrued as            Fund Complex
                                 from The                     Montgomery                Part of Fund          (1 additional
Name of Trustee                  Montgomery Funds             Funds II                  Expenses*             Trust)
---------------                  ----------------             ------------              ------------          ------
R. Stephen Doyle                 None                         None                      --                      None
Jerome S. Markowitz              None                         None                      --                      None
John A. Farnsworth               $25,000                      $5,000                    --                      $32,500
Andrew Cox                       $25,000                      $5,000                    --                      $32,500
Cecilia H. Herbert               $25,000                      $5,000                    --                      $32,500


          *   The Trusts do not maintain pension or retirement plans.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

                  Investment Management Services. As stated in the Prospectus, investment management services are provided to the Funds (except the Allocation
Fund) by Montgomery Asset Management, L.P., the Manager, pursuant to an Investment Management Agreement initially dated July 13, 1990; and to the Allocation Fund pursuant to an Investment Management Agreement initially dated November 18, 1993 (together, the "Agreements"). The Agreements are in effect with respect to each Fund for two years after the Fund's inclusion in its Trust's Agreement (on or around its beginning of public operations) and then continue for each Fund for periods not exceeding one year so long as such continuation is approved at least annually by (1) the Board of the appropriate Trust or the vote of a majority of the outstanding shares of that Fund, and (2) a majority of the Trustees who are not interested persons of any party to the relevant Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time, without penalty, by a Fund or the Manager upon 60 days' written notice, and are automatically terminated in the event of its assignment as defined in the Investment Company Act.

                  For services performed under the Agreements, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of the Fund at the following annual rates:

Fund                                Average Daily Net                   Annual
----                                Assets                              Rate
                                    ------                              ----
Montgomery Growth Fund              First $500 million                  1.00%
                                    Next $500 million                   0.90%
                                    Over $1 billion                     0.80%

Montgomery Equity Income Fund       First $500 million                  0.60%
                                    Over $500 million                   0.50%

Montgomery Small Cap Fund           First $250 million                  1.00%
                                    Over $250 million                   0.80%

Montgomery Small Cap                First $200 million                  1.20%
Opportunities Fund                  Next $300 million                   1.10%
                                    Over $500 million                   1.00%

Montgomery Micro Cap Fund           First $200 million                  1.40%
                                    Over $200 million                   1.25%

Montgomery Global                   First $500 million                  1.25%
Opportunities Fund                  Next $500 million                   1.10%
                                    Over $1 billion                     1.00%

Montgomery Global                   First $250 million                  1.25%
Communications Fund                 Over $250 million                   1.00%

Montgomery International            First $250 million                  1.25%
Small Cap Fund                      Over $250 million                   1.00%

Montgomery International            First $500 million                  1.10%
Growth Fund                         Next $500 million                   1.00%
                                    Over $1 billion                     0.90%

Montgomery Emerging Asia Fund       First $500 million                  1.25%
                                    Next $500 million                   1.10%
                                    Over $1 billion                     1.00%


Montgomery Latin America Fund       First $500 million                  1.25%
                                    Next $500 million                   1.10%
                                    Over $1 billion                     1.00%


Montgomery Emerging Markets         First $250 million                  1.25%
Fund                                Over $250 million                   1.00%

Montgomery Select 50 Fund           First $250 million                  1.25%
                                    Next $250 million                   1.00%
                                    Over $500 million                   0.90%

Montgomery Asset Allocation         All Amounts                         None
Fund

Montgomery Global Asset             All Amounts                         0.20%*
Allocation Fund

Montgomery Short Duration           First $500 million                  0.50%
Government Bond Fund                Over  $500 million                  0.40%

Montgomery Government Reserve       First $250 million                  0.40%
Fund                                Next  $250 million                  0.30%
                                    Over  $500 million                  0.20%

Montgomery Federal Tax-Free         First $500 million                  0.40%
Money Fund                          Over  $500 million                  0.30%

Montgomery California Tax-          First $500 million                  0.50%
Free Intermediate Bond Fund         Over $500 million                   0.40%

Montgomery California Tax-          First $500 million                  0.40%
Free Money Fund                     Over  $500 million                  0.30%

                  * This amount represents only the management fee of the Asset Allocation Fund and does not include management fees attributable to the Underlying Funds which ultimately are to be borne by shareholders of the Global Asset Allocation Fund.

                  ** This amount represents only the management fee of the Global Asset Allocation Fund and does not include management fees attributable to the Underlying Funds which ultimately are to be borne by shareholders of the Global Asset Allocation Fund.


                  As noted in the Prospectus, the Manager has agreed to reduce some or all of its management fee if necessary to keep total operating expenses, expressed on an annualized basis, at or below the following percentages of each Fund's average net assets (excluding Rule 12b-1 fees): Emerging Asia, Emerging Markets, Latin America, International Small Cap, Opportunities and Communications Funds, one and nine-tenths of one percent (1.90%) each; Select 50 Fund, one and eight-tenths of one percent (1.80%); Micro Cap Fund, one and three-fourths percent (1.75%); International Growth Fund, one and sixty-five one-hundredths of one percent (1.65%); Growth and Small Cap Opportunities Fund, one and five-tenths of one percent (1.50%); Small Cap Fund, one and four-tenths of one percent (1.40%); Allocation Fund, one and three-tenths percent (1.30%); Global Asset Allocation Fund, five-tenths of one percent (0.50%) of the Global Asset Allocation Fund's average net assets (excluding expenses related to the Underlying Funds) or one and seventy-five one-hundredths of one percent (1.75%) (including total expenses of the Underlying Funds), the Short and California Intermediate Bond Funds, seven-tenths of one percent (0.70%) each; the Equity Income Fund, eighty-five-one-hundredths of one percent (0.85%); and the Money Market Funds, six-tenths of one percent (0.60%), each. The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. Any reductions made by the Manager in its fees are subject to reimbursement by that Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

                  Operating expenses for purposes of the Agreements include the Manager's management fee but do not include any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation.


                  The Agreements were approved with respect to each Fund by the Board of the Trust at duly called meetings. In considering the Agreements, the Trustees specifically considered and approved the provision which permits the Manager to seek reimbursement of any reduction made to its management fee within the three-year period. The Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Manager must specifically request the reimbursement from the Board of Trustees. Third, the Board of Trustees must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of a Fund until collection is probable; but the full amount of the potential liability will appear footnote to each Fund's financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement, that the Manager intends to seek such reimbursement and that the Board of Trustees has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of that Fund for that current period.


                  As compensation for its investment management services, each of the following Funds paid the Manager investment advisory fees in the amounts specified below. Additional investment advisory fees payable under the Agreements may have instead been waived by the Manager, but may be subject to reimbursement by the respective Funds as discussed previously.


Fund                                        Year or Period Ended June 30,
----
                                         1996           1995          1994
                                         ----           ----          ----
Montgomery Growth Fund                $ 8,336,529   $ 5,566,892   $   290,908

Montgomery Equity Income              $   101,709   $    12,589        NA
Fund

Montgomery Small Cap Fund             $ 2,364,834   $ 2,095,945   $ 2,368,563

Montgomery Small Cap                  $   217,603        NA            NA
Opportunities Fund

Montgomery Micro Cap Fund             $ 3,732,720   $   703,124        NA

Montgomery Global                     $   381,316   $   226,283   $    99,102
Opportunities Fund

Montgomery Global                     $ 3,186,649   $ 2,952,058   $ 2,261,713
Communications Fund

Montgomery International              $   611,587   $   473,200   $   300,614
Small Cap Fund

Montgomery International              $    97,137        NA            NA
Growth Fund


Montgomery Latin America                   NA            NA            NA
Fund


Montgomery Emerging Asia                   NA            NA            NA
Fund

Montgomery Emerging                   $10,262,601   $ 9,290,178   $ 5,678,053
Markets Fund

Montgomery Select 50 Fund             $   359,453        NA            NA

Montgomery Asset                      $   998,198   $   150,882   $     2,232
Allocation Fund

Montgomery Short Duration             $    93,531   $    99,249   $   117,470
Government Bond Fund

Montgomery Government                 $ 1,703,723   $ 1,440,964   $   633,266
Reserve Fund

Montgomery Federal Tax-                    NA            NA            NA
Free Money Fund

Montgomery California Tax-            $    48,596   $    43,889   $    49,676
Free Intermediate Bond
Fund

Montgomery California Tax-            $   538,030   $   149,574        NA
Free Money Fund

                  The Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trusts and who are also affiliated persons of the Manager.

                  The use of the name "Montgomery" by the Trusts and by the Funds is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of the Funds.

                  Share Marketing Plan. The Trusts have adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the "12b-1 Plan") with respect to the Funds pursuant to Rule 12b-1 under the Investment Company Act. The Manager serves as the distribution coordinator under the 12b-1 Plan and, as such, receives any fees paid by the Funds pursuant to the 12b-1 Plan.

                  Prior to August 24, 1995, the Funds offered only one class of shares. On that date, the Board of Trustees of the

Trusts, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the 12b-1 Plan for the newly designated Class P and Class L shares of each Fund. The initial shareholder of the Class P and Class L shares, if any, of each Fund approved the 12b-1 Plan covering each Class. The single class of shares existing before that date was redesignated the Class R shares. Class R shares are not covered by the 12b-1 Plan.

                  Under the 12b-1 Plan, each Fund pays distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares and at an annual rate of 0.75% of the Fund's aggregate average daily net assets attributable to its Class L shares, respectively, to reimburse the Manager for its expenses in connection with the promotion and distribution of those Classes.

                  The 12b-1 Plan provides that the Manager may use the distribution fees received from the Class of the Fund covered by the 12b-1 Plan only to pay for the distribution expenses of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P and Class L shares as accrued.

                  Class P and Class L shares are not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

                  The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The 12b-1 Plan (and any distribution agreement between the Fund, the Distributor or the Manager and a selling agent with respect to the Class P or Class L shares) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Manager, or by the Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class to which the 12b-1 Plan applies.

                  All distribution fees paid by the Funds under the 12b-1 Plan will be paid in accordance with Article III, Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers, Inc., as such Section may change from time to time. Pursuant to the 12b-1 Plan, the Boards of Trustees will review at least quarterly a written report of the distribution expenses incurred by the Manager on behalf of the Class P and Class L shares of each Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.

                  Shareholder Services Plan. The Trusts have adopted a Shareholder Services Plan (the "Services Plan") with respect to the Funds. The Manager (or its affiliate) serves as the service provider under the Services Plan and, as such, receives any fees paid by the Funds pursuant to the Services Plan. The Trusts have not yet implemented the Services Plan for any Fund and have not set a date for implementation. Affected shareholders will be notified at least 60 days before implementation of the Services Plan.

                  On August 24, 1995, the Board of Trustees of the Trusts, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Services Plan or in any agreement related to the Services Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the Services Plan for the newly designated Class P and Class L shares of each Fund. The initial shareholder of the Class P and Class L shares, if any, of each Fund approved the Services Plan covering each Class. Class R shares are not covered by the Services Plan.

                  Under the Services Plan, when implemented, Class P and Class L of each Fund will pay a continuing service fee to the Manager, the Distributor or other service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the average daily net assets of Class P and Class L shares of each Fund. Such amounts are compensation for providing certain services to clients owning shares of Class P or Class L of the Funds, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to a Fund, including responding to shareholder inquiries.

                  The Distributor. The Distributor may provide certain administrative services to the Funds on behalf of the Manager. The Distributor will also perform investment banking, investment advisory and brokerage services for persons other than the Funds, including issuers of securities in which the Funds may invest. These activities from time to time may result in a conflict of interests of the Distributor with those of the Funds, and may restrict the ability of the Distributor to provide services to the Funds.

                  The Custodian. Morgan Stanley Trust Company serves as principal Custodian of the Funds' assets, which are maintained at the Custodian's principal office and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Trustees pursuant to Rule 17f-5 under the Investment Company Act. The Custodian, its branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

                  In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Agreements, the Manager determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds' portfolio transactions, subject to the instructions of, and review by, the Funds and the Boards. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Manager or a Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.

                  The International and Global Funds contemplate purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. A Fund purchasing ADRs and EDRs may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Fund may invest may be traded in the over-the-counter markets.

                  Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

                  In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by a Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

                  Provided the Trusts' officers are satisfied that the Funds are receiving the most favorable price and execution available, the Manager may also consider the sale of the Funds' shares as a factor in the selection of broker-dealers to execute their portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the National Association of Securities Dealers, Inc.

                  While the Funds' general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Funds or to the Manager, even if the specific services were not imputed just to the Funds and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by that Fund and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to that Fund or assist the Manager in carrying out its responsibilities to that Fund. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Funds. The Boards review all brokerage allocations where services other than best price and execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Funds.

                  Investment decisions for the Funds are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for one or more Funds and for one or more of such client accounts. The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between the Funds and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

                  To the extent any of the Manager's client accounts and a Fund seek to acquire the same security at the same general time (especially if the security is thinly traded or is a small cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security generally will be allocated between that Fund and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Manager. In many cases, the Funds' transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as that Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

                  In addition, on occasion, situations may arise in which legal and regulatory considerations will preclude trading for the Funds' accounts by reason of activities of Montgomery Securities or its affiliates. It is the judgment of the Boards that the Funds will not be materially disadvantaged by any such trading preclusion and that the desirability of continuing its advisory arrangements with the Manager and the Manager's affiliation with Montgomery Securities and other affiliates of Montgomery Securities outweigh any disadvantages that may result from the foregoing.

                  The Manager's sell discipline for the Domestic Equity, Select 50, International and Global Funds' investment in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon. These Funds will limit investments in illiquid securities to 15% of net assets.

                  For the Select 50, International and Global Funds, sell decisions at the country level are dependent on the results of the Manager's asset allocation model. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

                  At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

                  Because Montgomery Securities is a member of the National Association of Securities Dealers, Inc., it is sometimes entitled to obtain certain fees when a Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage commissions for the benefit of the Funds, any portfolio securities tendered by a Fund will be tendered through Montgomery Securities if it is legally permissible to do so. In turn, the next management fee payable to a Fund's Manager (an affiliate of Montgomery Securities) under the Agreement will be reduced by the amount of any such fees received by Montgomery Securities in cash, less any costs and expenses incurred in connection therewith.

                  Subject to the foregoing policies, the Funds may use Montgomery Securities as a broker to execute portfolio transactions. In accordance with the provisions of Section 17(e) of the Investment Company Act and Rule 17e-1 promulgated thereunder, the Trust has adopted certain procedures designed to provide that commissions payable to Montgomery Securities are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on securities or options exchanges during a comparable period of time. In determining the commissions to be paid to Montgomery Securities, it is the policy of the Funds that such commissions will be, in the judgment of the Manager, (i) at least as favorable as those which would be charged the Funds by other qualified unaffiliated brokers having comparable execution capability, and
(ii) at least as favorable as commissions contemporaneously charged by Montgomery Securities on comparable transactions for its most favored unaffiliated customers, except for (a) accounts for which Montgomery Securities acts as a clearing broker for another brokerage firm, and (b) any customers of Montgomery Securities considered by a majority of the Trustees who are not interested persons to be not comparable to the Fund. The Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers. The Boards review the procedures adopted by the Trusts with respect to the payment of brokerage commissions at least annually to ensure their continuing appropriateness, and determine, on at least a quarterly basis, that all such transactions during the preceding quarter were effected in compliance with such procedures.

                  The Trusts have also adopted certain procedures, pursuant to Rule 10f-3 under the Investment Company Act, which must be followed any time a Fund purchases or otherwise acquires, during the existence of an underwriting or selling syndicate, a security of which Montgomery Securities is an underwriter or member of the underwriting syndicate. The Boards determine, on at least a quarterly basis, that any such purchases made during the preceding quarter were effected in compliance with such procedures.

                  For the year ended June 30, 1996, the Funds' total securities transactions generated commissions of $14,874,777, of which $164,056 was paid to Montgomery Securities. For the year ended June 30, 1995, the Funds' total securities transactions generated commissions of $11,840,329, of which $74,850 was paid to Montgomery Securities. For the year ended June 30, 1994, the Funds' total securities transactions generated commissions of $586,092, of which $168 was paid to Montgomery Securities.

                  The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Funds. However, as stated above, Montgomery Securities may act as one of the Funds' brokers in the purchase and sale of portfolio securities, and other brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Funds for their customers.

                  Depending on the Manager's view of market conditions, the Funds may or may not purchase securities with the expectation of holding them to maturity, although their general policy is to hold securities to maturity. The Funds may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  Each Trust reserves the right in its sole discretion to (i) suspend the continued offering of its Funds' shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such suspension or rejection is in the best interest of a Fund.

                  When in the judgment of the Manager it is in the best interests of a Fund, an investor may purchase shares of that Fund by tendering payment in kind in the form of securities, provided that any such tendered securities are readily marketable (e.g., the Funds will not acquire restricted securities), their acquisition is consistent with that Fund's investment objective and policies, and the tendered securities are otherwise acceptable to that Fund's Manager. Such securities are acquired by that Fund only for the purpose of investment and not for resale. For the purposes of sales of shares of that Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of that Fund are valued for the purpose of calculating the net asset value of that Fund's shares. A shareholder who purchases shares of a Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund's shares acquired by the shareholder.

                  Payments to shareholders for shares of a Fund redeemed directly from that Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by a Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of the Fund's shareholders.

                  The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions that make payment in cash unwise, the Funds may make payment partly in their portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Funds do not anticipate that they will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trusts have elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Funds pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of such period.

                  The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

                  Retirement Plans. Shares of the Taxable Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and individual retirement accounts ("IRAs").

                  For individuals who wish to purchase shares of the Taxable Funds through an IRA, there is available through these Funds a prototype individual retirement account and custody agreement. The custody agreement provides that DST Systems, Inc. will act as custodian under the plan, and will furnish custodial services for an annual maintenance fee per participating account of $10. (These fees are in addition to the normal custodian charges paid by these Funds and will be deducted automatically from each Participant's account.) For further details, including the right to appoint a successor custodian, see the plan and custody agreements and the IRA Disclosure Statement as provided by these Funds. An IRA that invests in shares of these Funds may also be used by employers who have adopted a Simplified Employee Pension

Plan.  Individuals  or employers  who wish to invest in shares of a Fund under a
custodianship   with  another  bank  or  trust  company  must  make   individual
arrangements with such institution.

                  The IRA Disclosure Statement available from the Taxable Funds contains more information on the amount investors may contribute and the deductibility of IRA contributions. In summary, an individual may make deductible contributions to the IRA of up to 100% of earned compensation, not to exceed $2,000 annually (or $2,250 to two IRAs if there is a non-working spouse). For tax years beginning after 1996, however, the $2,250 limitation is expended to $4,000. An IRA may be established whether or not the amount of the contribution is deductible. Generally, a full deduction for federal income tax purposes will only be allowed to taxpayers who meet one of the following two additional tests:

                  (A) the individual and the individual's spouse are each not an active participant in an employer's qualified retirement plan, or

                  (B) the individual's adjusted gross income (with some modifications) before the IRA deduction is (i) $40,000 or less for married couples filing jointly, or (ii) $25,000 or less for single individuals. The maximum deduction is reduced for a married couple filing jointly with a combined adjusted gross income (before the IRA deduction) between $40,000 and $50,000, and for a single individual with an adjusted gross income (before the IRA deduction) between $25,000 and $35,000.

                  It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant with respect to the requirements of such plans and the tax aspects thereof.


                        DETERMINATION OF NET ASSET VALUE

                  The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                  As noted in the Prospectus, the net asset value of shares of the Funds generally will be determined at least once daily as of 4:00 p.m. (12:00 noon for the Money Market Funds), New York City time, on each day the NYSE is open for trading (except national bank holidays for the Fixed Income Funds). It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The national bank holidays, in addition to New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas, include January 2, Martin Luther King Day, Good Friday,

Columbus Day, Veteran's Day and December 26. The Funds may, but do not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in their portfolio securities on such days to affect materially per-share net asset value.

                  Generally,  trading in and valuation of foreign  securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Funds' net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which a Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of that Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

                  Generally, the Funds' investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board.

                  The Funds' securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Boards.

                  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

                  Corporate debt securities, mortgage-related securities and asset-backed securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the appropriate Board, or at fair value as determined in good faith by procedures approved by the Boards. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

                  An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Boards.

                  If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trusts' Pricing Committees determine their fair value, following procedures approved by the Boards. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

                  Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Boards in good faith will establish a conversion rate for such currency.

                  All other assets of the Funds are valued in such manner as the Boards in good faith deem appropriate to reflect their fair value.

                  The Money Market Funds value their portfolio instruments at amortized cost, which means that securities are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made at least weekly to compare the value of these Funds' investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 per-share net asset value even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of shareholders' interest. If a deviation of 0.50% or more were to occur between the net asset value per share calculated by reference to market values and these Fund's $1.00 per-share net asset value, or if there were any other deviation which the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated. If these Funds' per-share net asset values (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board might temporarily reduce or suspend dividend payments or take other action in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if these Funds' per-share net asset values (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board might supplement dividends in an effort to maintain the net asset value at $1.00 per share.


                              PRINCIPAL UNDERWRITER

                  The Distributor acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is currently registered as a broker-dealer with the SEC and in all 50 states, is a member of most of the principal securities exchanges in the U.S., and is a member of the National Association of Securities Dealers, Inc. The Underwriting Agreement between each Fund and the Distributor is in effect for each Fund for the same periods as the Agreements, and shall continue in effect thereafter for periods not exceeding one year if approved at least annually by (i) the appropriate Board of Trustees or the vote of a majority of the outstanding securities of that Fund (as defined in the Investment Company Act), and (ii) a majority of the Trustees who are not interested persons of any such party, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement with respect to each Fund may be terminated without penalty by the parties thereto upon 60 days' written notice and is automatically terminated in the event of its assignment as defined in the Investment Company Act. There are no underwriting commissions paid with respect to sales of the Funds' shares.


                             PERFORMANCE INFORMATION

                  As noted in the Prospectus, the Funds may, from time to time, quote various performance figures in advertisements and investor communications to illustrate their past performance. Performance figures will be calculated separately for the Class R, Class P and Class L shares.

                  The Money Market Funds. Current yield reflects the interest income per share earned by these Funds' investments. Current yield is computed by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then annualizing the result by multiplying the base period return by (365/7).

                  Effective yield is computed in the same manner except that the annualization of the return for the seven-day period reflects the results of compounding by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. This figure is obtained using the Securities and Exchange Commission formula:

                                                         365/7
              Effective Yield = [(Base Period Return + 1)      ] -1

                  The Short Fund and California Intermediate Bond Fund. These Funds' 30-day yield figure described in the Prospectus is calculated according to a formula prescribed by the SEC, expressed as follows:

                                              6
                              YIELD=2[(a-b +1) -1]
                                       cd

         Where:        a        =       dividends and interest earned during the
                                        period.

                       b        =       expenses accrued for  the period (net of
                                        reimbursement).

                       c        =       the   average  daily  number  of  shares
                                        outstanding during the period that were entitled to receive dividends.

                       d        =       the maximum offering price per share  on
                                        the last day of the period.

                  For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by these Funds at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

                  Investors should recognize that, in periods of declining interest rates, these Funds' yields will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, will tend to be somewhat lower. In addition, when interest rates are falling, monies received by these Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of their portfolio of securities, thereby reducing the current yield of these Funds. In periods of rising interest rates, the opposite result can be expected to occur.

                  The Tax-Free Funds. A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in tax-exempt obligations. The tax equivalent yield for one of the Tax-Free Funds is computed by dividing that portion of the current yield (or effective yield) of the Tax-Free Fund (computed for the Fund as indicated above) that is tax exempt by one minus a stated income tax rate and adding the quotient to that portion (if any) of the yield of the Fund that is not tax exempt. In calculating tax equivalent yields for the California Intermediate Bond and California Money Funds, these Funds assume an effective tax rate (combining federal and California tax rates) of 46.24% (45.22% beginning 1996). The Federal Money Fund assumes a federal tax rate of 39.6% The effective rate used in determining such yield does not reflect the tax costs resulting from the loss of the benefit of personal exemptions and itemized deductions that may result from the receipt of additional taxable income by taxpayers with adjusted gross incomes exceeding certain levels. The tax equivalent yield may be higher than the rate stated for taxpayers subject to the loss of these benefits.

                  Yields.  The yields for the  indicated  periods ended June 30,
1996, were as follows:
                                                                            Tax-
                                                                           Equiv.                                   Tax-
                                     Yield          Effective            Effective             Current             Equiv.
                                      (7-             Yield                Yield*               Yield              Yield*
Fund                                  day)           (7-day)              (7-Day)              (30-day)           (30-day)
----                                  ----           -------              -------              --------           --------
Montgomery Short                       NA               NA                   NA                 6.03%                NA
Duration
Government Bond
Fund

Montgomery                           4.97%            5.11%                  NA                   NA                 NA
Government
Reserve Fund



                                      B-65



Montgomery                             NA               NA                   NA                   NA                 NA
Federal Tax-Free
Money Fund

Montgomery                             NA               NA                   NA                 4.40%              8.18%
California Tax-
Free
Intermediate
Bond Fund

Montgomery                           2.89%            2.94%                5.47%                  NA                 NA
California Tax-
Free Money Fund

*Calculated using a combined federal and California income tax rate of 46.24% for the California Funds and a federal rate of 39.6% for the Federal Money Fund.

                  Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for a Fund will be accompanied by information on that Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from that Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. A Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                          n
                                  P(1 + T) =ERV

         Where:       P        =       a hypothetical initial payment of $1,000.

                      T        =       average annual total return.

                      n        =       number of years.

                      ERV      =       Ending Redeemable Value of a hypothetical
                                       $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of each respective period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

                  Aggregate Total Return. A Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in that Fund for the specified period and are computed by the following formula:

                                     ERV - P
                                     -------
                                        P

         Where:      P        =       a hypothetical initial payment of
                                      $10,000.

                     ERV      =       Ending Redeemable Value of a hypothetical
                                      $10,000 investment made at the beginning of a l-, 5- or 10-year period at the end of a l-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

                  Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of that Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in that Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing that Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

                  The average annual total return for each Fund for the periods indicated was as follows:

                                             Year               Inception*
                                            Ended                 Through
                      Fund              June 30, 1996          June 30, 1996
                      ----              -------------          -------------
Montgomery Growth Fund                      24.85%                29.17%

Montgomery Equity Income                    24.56%                22.34%
Fund

Montgomery Small Cap Fund                   39.28%                22.92%

Montgomery Small Cap                          NA                  31.67%
Opportunities Fund

Montgomery Micro Cap Fund                   30.95%                31.00%

Montgomery Select 50 Fund                     NA                  37.75%

Montgomery Global
Opportunities Fund                          28.64%                15.15%

Montgomery Global
Communications Fund                         17.06%                14.25%

Montgomery International
Small Cap Fund                              26.68%                 8.16%


Montgomery Latin America                      NA                    NA
Fund

Montgomery International                    27.58%                27.58%
Growth Fund

Montgomery Emerging Asia                      NA                    NA
Fund

Montgomery Emerging
Markets Fund                                 7.74%                10.26%

Montgomery Asset
Allocation Fund                             23.92%                27.22%

Montgomery Short Duration
Government Bond Fund                         5.74%                 6.27%

Montgomery Government
Reserve Fund                                 5.28%                 4.12%

Montgomery Federal Tax-
Free Money Fund                               NA                    NA

Montgomery California Tax-
Free Intermediate Bond
Fund                                         6.11%                 4.60%

Montgomery California Tax-                   3.03%                 3.27%
Free Money Fund

----------------

         * Total return for periods of less than one year are aggregate, not annualized, return figures. The dates of inception for the Funds were: Growth Fund, September 30, 1993; Small Cap Fund, July 13, 1990; Opportunities Fund, September 30, 1993; Global Communications Fund, June 1, 1993; International Small Cap Fund, September 30, 1993; Latin America Fund, June 30, 1997; Emerging Asia Fund, September 30, 1996; Emerging Markets Fund, March 1, 1992; Allocation Fund, March 31, 1994; Short Duration Government Bond Fund, December 18, 1992; Government Reserve Fund, September 14, 1992; California Intermediate Bond Fund, July 1, 1993; Equity Income and California Money Funds, September 30, 1994; Micro Cap Fund, December 30, 1994; International Growth Fund, June 30, 1995; Select 50 Fund, October 27, 1995; Small Cap Opportunities Fund, December 29, 1995 and Federal Tax-Free Money Fund, June 30, 1996.

Presentation of Other Performance Information Regarding the Opportunities Fund

         John Boich and Oscar Castro jointly managed a limited partnership called the Common Goal World Fund Limited Partnership (the "Partnership") before joining the Manager. John Boich has served as the Partnership's General Partner since its inception on January 7, 1990 until April 1993, when Mr. Castro and Mr. Boich joined the Manager as Managing Directors and Portfolio Managers. On September 30, 1993, the Montgomery Global Opportunities Fund, which has a similar investment strategy as the partnership, was launched. On October 1, 1993, the Partnership was dissolved and the assets were transferred in-kind into the Opportunities Fund. Consistent with applicable law, the Managers may advertise the performance of the Partnership as part of materials concerning the Opportunity Fund.

         The annual total return for the Partnership for the periods indicated was as follows:


                  Period                     Partnership Annual Total Return
                  ------                     -------------------------------
                                                     (Net of fees)
                                                     -------------

Year ended Dec. 31, 1990*                                2.04%
Year ended Dec. 31, 1991                                25.32%
Year ended Dec. 31, 1992                                 4.53%
9-month Period ended Sept. 30, 1993                     17.29%

         *The Partnership commenced operations on January 7, 1990.

Presentation of Other Performance Information Regarding the Emerging Asia Fund

         From time to time, the Manager may advertise the performance of a related mutual fund sold only in Canada and advised by the Manager that has a substantially similar investment objective as the Emerging Asia Fund. The related mutual fund, called the "Navigator Asia Pacific Fund" commenced operations on May 19, 1995. The performance information of the Navigator Asia Pacific Fund (net of fees) was as follows:


                  Period                             Aggregate Total Return
                  ------                             ----------------------
                                                        (Net of fees)
                                                        -------------

3-months ended Sept. 30, 1996                              -4.55%
Year to date ended Sept. 30, 1996                          10.85%
One year ended Sept. 30, 1996                               7.76%
Since inception                                             2.70%



                  Comparisons. To help investors better evaluate how an investment in the Funds might satisfy their investment objectives, advertisements and other materials regarding the Funds may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. Publications, indices and averages, including but not limited to, the following may be used in discussion of a Fund's performance or the investment opportunities it may offer:

         a)  Standard & Poor's 500  Composite  Stock  Index,  one or more of the
Morgan  Stanley  Capital   International   Indices,  and  one  or  more  of  the
International Finance Corporation Indices.

         b) Bank Rate Monitor -- A weekly publication which reports various bank investments, such as certificate of deposit rates, average savings account rates and average loan rates.

         c) Lipper - Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis -- A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

         d) Donoghue's Money Fund Report -- Industry averages for 7-day annualized and compounded yields of taxable, tax-free, and government money funds.

         e) Salomon Brothers Bond Market Roundup -- A weekly publication which reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets. This publication also summarizes changes in banking statistics and reserve aggregates.

         f) Lehman Brothers indices -- Lehman Brothers fixed-income indices may be used for appropriate comparisons.

         g) other indices - including Consumer Price Index, Ibbotson, Micropal, CNBC/Financial News Composite Index, MSCI EAFE Index (Morgan Stanley Capital International, Europe, Australasia, Far East Index - a capitalization-weighted index that includes all developed world markets except for those in North America), Datastream, Worldscope, NASDAQ, Russell 2000 and IFC Emerging Markets Database.

                  In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Funds.

                  In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by the Funds to calculate their figures.

                  The  Funds  may  also  publish  their  relative   rankings  as
determined by independent mutual fund ranking services like Lipper Analytical Services, Inc. and Morningstar, Inc.

                  Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                  Reasons to Invest in the Funds. From time to time, the Funds may publish or distribute information and reasons supporting the Manager's belief that a particular Fund may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, Bloomberg, Morningstar, Barings, WEFA, Consensus Estimates, Datastream, Micropal, I/B/E/S Consensus Forecast, Worldscope and Reuters as well as both local and international brokerage firms. For example, the Funds may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports and/or economic growth. The Funds may, by way of further example, present a region as possessing the fastest growing economies and may also present projected gross domestic product (GDP) for selected economies. In using this information, the Montgomery Emerging Asia Fund also may claim that certain Asian countries are regarded as having high rates of growth for their economies (GDP), international trade and corporate earnings; thus producing what the Manager believes to be a favorable investment climate.

                  Research. Largely inspired by its affiliate, Montgomery Securities -- which has established a tradition for specialized research in emerging growth companies -- the Manager has developed its own tradition of intensive research. The Manager has made intensive research one of the important characteristics of the Montgomery Funds style.

                  The portfolio managers for Montgomery's global and international Funds work extensively on developing an in-depth understanding of particular foreign markets and particular companies. And they very often discover that they are the first analysts from the United States to meet with representatives of foreign companies, especially those in emerging markets nations.

                  Extensive research into companies that are not well known -- discovering new opportunities for investment -- is a theme that crosses a number of the Funds and is reflected in the number of Funds oriented towards lower capitalization businesses.

                  In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market. The growth equity team, for example, has developed its own strategy and proprietary database for analyzing the growth potential of U.S. companies, often large, well-known companies.

         From time to time, advertising and sales materials for the Montgomery Funds may include biographical information about portfolio managers as well as commentary by portfolio managers regarding investment strategy, asset growth, current or past economic, political or financial conditions that may be of interest to investors.

         Also, from time to time, the Manager may refer to its quality and size, including references to its total assets under management (currently $7 billion for retail and institutional investors) and total shareholders invested in the Funds (currently around 225,000).


                               GENERAL INFORMATION

                  Investors in the Funds will be informed of the Funds' progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. All expenses incurred in connection with the organization of The Montgomery Funds and the registration of shares of the Small Cap Fund as the initial series of the Trust have been assumed by the Small Cap Fund; all expenses incurred in connection with the organization of The Montgomery Funds II have been assumed by Montgomery Institutional Series: Emerging Markets Portfolio and the Manager. Expenses incurred in connection with the establishment and registration of shares of each of the other funds constituting Trusts as separate series of the Trusts have been assumed by each respective Fund. The expenses incurred in connection with the establishment and registration of shares of the Funds as separate series of the Trusts have been assumed by the respective Funds and are being amortized over a period of five years commencing with their respective dates of inception. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by certain Funds and will be reimbursed for such expenses after commencement of those Funds' operations. Investors purchasing shares of a Fund bear such expenses only as they are amortized daily against that Fund's investment income.

                  As noted above, Morgan Stanley Trust Company (the "Custodian") acts as custodian of the securities and other assets of the Funds. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.

                  Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is the Funds' Master Transfer Agent.

The Master Transfer Agent has delegated certain transfer agent functions to DST Systems, Inc., P.O. Box 419958, Kansas City, Missouri 64141, the Funds' Transfer and Dividend Disbursing Agent.

                  Deloitte & Touche LLP, 50 Fremont Street, San Francisco, California 94105, are the independent auditors for the Funds.


                  The validity of shares offered hereby will be passed on by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104.


                  The shareholders of The Montgomery Funds (but not The Montgomery Funds II) as shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust ("Declaration of Trust") contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets for any shareholder held personally liable for obligations of the Funds or Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company as distinguished from an operating company would not likely give rise to liabilities in excess of the Funds' total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is extremely remote because it is limited to the unlikely circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

                  Among the Boards' powers enumerated in the Agreements and Declaration of Trust is the authority to terminate the Trusts or any of their series, or to merge or consolidate the Trusts or one or more of their series with another trust or company without the need to seek shareholder approval of any such action.


                  As of June 23, 1997 to the knowledge of the Funds, the following shareholders owned of record 5 percent or more of the outstanding Class R Shares of the respective Funds indicated:



Name of Fund/Name and                                   Number of       Percent
Address of Record Owner                               Shares Owned     of Shares
-----------------------                               ------------     ---------

Growth Fund

Name of Fund/Name and                                   Number of       Percent
Address of Record Owner                               Shares Owned     of Shares
-----------------------                               ------------     ---------

         Charles Schwab & Co., Inc.                    17,933,826         36.33
         101 Montgomery Street
         San Francisco, CA 94104-4122

         National Financial Services Corp.              3,832,250          7.76
         For The Exclusive Benefit of Our
         Customers - ATTN:  Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY  10008-3730

Small Cap Fund

         The Trust Company of                             776,240          7.63
         Knoxville
         620 Market Street, #300
         Knoxville, TN 37902-2232

         Charles Schwab & Co., Inc.                     1,598,112         15.71
         101 Montgomery Street
         San Francisco, CA 94104-4122

Global Opportunities Fund

         Charles Schwab & Co., Inc.                       585,495         34.93
         101 Montgomery Street
         San Francisco, CA  94104-4122

         National Financial Services Corp.                111,629          6.66
         For The Exclusive Benefit of Our
         Customers - ATTN:  Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY  10008-3730

         Wayne Boich                                      133,436          7.96
         155 East Broad, No. 23
         Columbus, OH  43215-3609

Global Communications Fund

         Charles Schwab & Co., Inc.                     3,215,039         41.23
         101 Montgomery Street
         San Francisco, CA 94104-4122

         Montgomery Securities
         401K Deferred Compensation Plan
         For the Exclusive Benefit of our
         Customers
         Attn Jeannette Harrison
         600 Montgomery St.
         San Francisco, CA 94111-2777                      17,874         14.62

         National Financial Services Corp
         For the Exclusive Benefit of our
         customers
         200 Liberty St  1 World Fncl ctr
         Attn Mutual Fds  5th Fl
         New York, NY  10281                               10,918          8.93

         Charles Schwab & Co. Inc.
         101 Montgomery Street
         San Francisco, CA  94104-4122                      6,365          5.21

International Small Cap Fund

Name of Fund/Name and                                     Number of     Percent
Address of Record Owner                                 Shares Owned   of Shares
-----------------------                                 ------------   ---------


         Charles Schwab & Co., Inc.                     1,267,095         40.64
         101 Montgomery Street
         San Francisco, CA  94104-4122

         National Financial Services Corp                 245,513          7.87
         for the Exclusive Use of Our
         Customers
         Attn: Mutual Funds
         PO Box 3730
         Church Street Station
         New York, NY  10008-3730

International Growth Fund

         Charles Schwab & Co., Inc.                       346,825         16.66
         101 Montgomery Street
         San Francisco, CA  94104-4122

         Stanley S. Schwartz TR                           191,630          9.20
         U/A December 20, 1988 Stanley S.
         Schwartz Rev Living Trust/Arista
         Foundation
         Montgomery Asset Management
         Attn:  S. Wang
         101 California Street
         San Francisco, CA  94111-2702

Emerging Markets Fund

         Charles Schwab & Co., Inc.                    32,643,785         44.19
         101 Montgomery Street
         San Francisco, CA 94014-4122

         National Financial Services Corp.              6,239,431          8.45
         For the Exclusive Benefit of Our
         Customers
         Attn: Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY  10008-3730

Allocation Fund

         Charles Schwab & Co., Inc.                     2,111,887         32.92
         101 Montgomery St.
         San Francisco, CA  94104-4122

         National Financial Services Corp.                860,520         13.42
         For the Exclusive Benefit of Our
         Customers - Attn Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY  10008-3730


Short Duration Government Bond Fund

Name of Fund/Name and                                   Number of       Percent
Address of Record Owner                               Shares Owned     of Shares
-----------------------                               ------------     ---------

         Charles Schwab & Co., Inc.                     1,242,298         26.74
         101 Montgomery Street
         San Francisco, CA 94104-4122

         Donaldson, Lufkin & Jenrette                     370,477          7.98
         Securities Corp.
         Mutual Funds Department, 5th Floor
         P. O. Box 2052
         Jersey City, NJ  07383-2052

         KONIAG Inc.                                      431,615          9.29
         c/o Montgomery Asset Management
         Attn: Carl Obeck
         600 Montgomery Street
         San Francisco, CA  94111-2702

         Prudential Securities Inc.                       443,785          9.55
         Special Custody Account for The
         Exclusive Benefit of Customers-PC
         1 New York Plaza
         Attn:  Mutual Funds
         New York, NY  10004-1902

California Tax-Free Intermediate Bond
Fund

         Charles Schwab & Co., Inc.                       540,612         31.56
         101 Montgomery Street
         San Francisco, CA 94104-4122

         Collier Kimball                                  115,005          6.71
         Montgomery Asset Management
         Attn:  S. Wang
         101 California Street
         San Francisco, CA  94111-2702

         Montgomery Securities                            141,387          8.25
         110-02832-15
         Attn:  Mutual Funds - 4th Floor
         600 Montgomery Street
         San Francisco, CA  94111-2777

Name of Fund/Name and                                   Number of       Percent
Address of Record Owner                                Shares Owned    of Shares
-----------------------                                ------------    ---------

Government Reserve Fund

         Mary Miner, Trustee for Robert                27,975,864          5.98
         Miner and Mary Miner Trust
         U/A dated 3/14/94
         1832 Baker Street
         San Francisco, CA  94115-2011

Equity Income Fund

         Charles Schwab & Co., Inc.                     1,030,268         46.53
         101 Montgomery Street
         San Francisco, CA 94104-4122

Micro Cap Fund

         Charles Schwab & Co., Inc.                     6,056,099         36.13
         101 Montgomery Street
         San Francisco, CA 94104-4122

         National Financial Services Corp.                965,634          5.76
         For the Exclusive Benefit of Our
         Customers
         Attn Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY 10008-3730

Select 50 Fund

         Charles Schwab & Co., Inc.                     2,388,330         28.01
         101 Montgomery Street
         San Francisco, CA 94104-4122

Name of Fund/Name and                                   Number of       Percent
Address of Record Owner                                Shares Owned    of Shares
-----------------------                                ------------    ---------

         National Financial Services Corp.                957,964         11.23
         For the Exclusive Benefit of Our
         Customers
         Attn Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY 10008-3730

Small Cap Opportunities Fund

         Charles Schwab & Co., Inc.                     4,760,171         36.54
         101 Montgomery Street
         San Francisco, CA 94104-4122

         National Financial Services Corp.              1,027,714          7.89
         For the Exclusive Benefit of Our
         Customers
         Attn Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY 10008-3730

Montgomery Federal Tax-Free Money Fund

         Jeff Adler & Rita Adler JTWROS                 5,502,230          5.19
         3125 Hassi Point
         Longwood, Fl  32779-3125

Montgomery Emerging Asia Fund

         Charles Schwab & Co., Inc.                     1,060,653         31.44
         101 Montgomery Street
         San Francisco, CA  94104-4122

Name of Fund/Name and                                   Number of       Percent
Address of Record Owner                                Shares Owned    of Shares
-----------------------                                ------------    ---------

         National Financial Services Corp.                566,774         16.80
         For the Exclusive Benefit of Our
         Customers
         Attn Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY 10008-3730


         Donaldson, Lufkin & Jenrette                     215,246          6.38
         Securities Corporation
         Mutual Funds Department, 5th Floor
         P.O. Box 2052
         Jersey City, NJ  07303-2052


                  As of March 31, 1997 to the knowledge of the Funds, the following shareholders owned of record 5 percent or more of the outstanding Class P Shares of the respective Funds indicated:



Name of Fund/Name and                                  Number of        Percent
Address of Record Owner                               Shares Owned     of Shares
-----------------------                               ------------     ---------

Growth Fund


         Dreyfus Investment Services Corp.                 1,014          15.92
         FBO 649772181
         2 Mellon Bank Center, Room 177
         Pittsburg, PA 15259-0001

         Dreyfus Investment Services Corp.                 2,774          43.52
         FBO 659049551
         2 Mellon Bank Center, Room 177
         Pittsburg, PA 15259-0001

         Gruntal & Co.                                   356,905           5.60
         FBO 210-08164-18
         14 Wall Street
         New York, NY 10005-2101


Equity-Income Fund


         State Street Bank & Trust Co. Tr.                44,866          99.97
         U/A Dec. 01, 1993
         Ameridata Tech Employee Svgs. Plan
         Attn: Steven Shipman Master Tr. W6C
         One Enterprise Drive
         No. Quincy, MA 02171-2126

Asset Allocation Fund


         Gruntal & Co., LLC                                  316          26.59
         FBO 886-09482-18
         14 Wall St
         New York, NY  10005-2101

         Gruntal & Co., LLC                                  316          26.59
         FBO 886-09481-19
         14 Wall St
         New York, NY  10005-2101


         Gruntal & Co., LLC                                  316          26.59
         FBO 880-12981-11
         14 Wall St
         New York, NY  10005-2101


         Gruntal & Co., LLC                                  316          26.59
         FBO 886-09483-17
         14 Wall St
         New York, NY  10005-2101



Small Cap Fund


         State Street Bank & Trust Co.                   161,253          47.44
         U/A July 01, 1996
         McClaren/Hart Employee Ret. Plan
         P.O. Box 1992
         Boston, MA 02105-1992

Select 50 Func


        Gruntal & Co., LLC                                    59          82.51
        FBO 884-04563-16
        14 Wall Street
        New York, NY  10005-2101

Name of Fund/Name and                              Number of           Percent
Address of Record Owner                           Shares Owned        of Shares
-----------------------                           ------------        ---------


         State Street Bank & Trust Co. Tr.             63,846             18.78
         U/A Dec. 01, 1993
         Ameridata Tech Employee Svgs. Plan
         Attn: Steven Shipman Master Tr. W6C
         One Enterprise Drive
         No. Quincy, MA 02171-2126

         State Street Bank & Trust Co.                 75,936             22.34
         U/A Jan. 2, 1996
         Wavetek US Inc. Employee Savings &
         Investment Plan
         P.O. Box 1992
         Boston, MA  02171

         State Street Bank TR                          38,875             11.44
         GE 401K Trac Plans
         c/o Defined Contributions Bfds
         P.O. Box  8705
         Boston, MA  02266-8705


Small Cap Opportunities Fund


         E*Trade Securities Inc.                      348,025             71.58
         A/C 7880-1618
         Thomas S. Smogolski C/F
         Four Embarcadero Place
         2400 Geng Road
         Palo Alto, CA 94303-3317

         US Clearing Corp                                 138             28.42
         FBO 720-90531-10
         26 Broadway
         New York, NY 10004-1798


Emerging Markets Fund


         State Street Bank & Trust Co.                 27,834             78.88
         V/A Jan. 2, 1996
         Waretek US Inc. Employee Savings &
          Investment Plan
         P.O. Box 1992
         Boston, MA  02105-1992

         US Clearing Corp                               2,199              6.23
         FBO 720-90531-10
         26 Broadway
         New York, NY  02105

                  As of June 25, 1997, the Trustees and officers of the Trusts, as a group, owned less than 1% of the outstanding shares of each Fund except the Opportunities, California Intermediate Bond and Emerging Asia Funds. As of June 25, 1997, the Trustees and officers of the Trusts, as a group, owned approximately 1.71 percent of the Emerging Asia Fund, 6.02 percent of the Global Opportunities and 1.10 of the California Intermediate Bond Fund.


                  The Trusts are registered with the Securities and Exchange Commission as non-diversified management investment companies, although each Fund, except for the Tax-Free Funds, is a diversified series of the Trust. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statements filed with the SEC. Copies of the Registration Statements may be obtained from the SEC upon payment of the prescribed fee.

                              FINANCIAL STATEMENTS

                  Audited financial statements for the relevant periods ending June 30, 1996, for the Growth, Micro Cap, Small Cap, Small Cap Opportunities, Equity Income, Opportunities, Communications, International Growth, International Small Cap, Emerging Markets, Select 50, Asset Allocation, Short, Reserve, California Intermediate Bond and California Money Funds, as contained in the Annual Report to Shareholders of such Funds for the fiscal year ended June 30, 1996 (the "Report"), are incorporated herein by reference to the Report.

                  Unaudited financial statements for the period ending December 31, 1996, for the Growth, Micro Cap, Small Cap, Small Cap Opportunities, Equity Income, Opportunities, Communications, International Growth, International Small Cap, Emerging Asia, Emerging Markets, Select 50, Asset Allocation, Short, Reserve, California Intermediate Bond, California Money and Federal Money Funds, as contained in the Semi-Annual Report to Shareholders of such Funds for the six-month period ended December 31, 1996 (the "Semi-Annual Report"), are incorporated herein by reference to the Semi-Annual Report.


                  Unaudited financial statements for the period ended April 30, 1997 for the Global Asset Allocation Fund are set forth below.

                    MONTGOMERY GLOBAL ASSET ALLOCATION FUND
                             Portfolio Investments
                           April 30, 1997 (unaudited)

                                                                  Value
      Shares                                                     (Note 1)
      ------                                                     --------
MUTUAL FUNDS - 98.1%

               International - 33.3%
     33,457    Montgomery International Growth Fund ............ $  491,148

               Fixed-Income - 25.6%
     37,907    Montgomery Shor Duration Government Bond Fund ...    376,796

               Large-Cap Growth - 14.9%
     10,583    Montgomery Growth Fund ..........................    219,801

               Money Market - 12.7%
    187,646    Montgomery Government Reserve Fund ..............    187,645

               Emerging Markets - 11.6%
     11,381    Montgomery Emerging Markets Fund ................    171,622
                                                                 ----------



               TOTAL MUTUAL FUNDS
                (Costs $1,437,323) .............................  1,447,012
                                                                 ----------

TOTAL INVESTMENTS (Cost $1,437,323*) ............    98.1%        1,447,012
OTHER ASSETS AND LIABILITIES (Net) ..............     1.9            28,365
                                                    -----        ----------
NET ASSETS ......................................   100.0%       $1,475,377
                                                    =====        ==========

----------------
 * Aggregate cost for Federal tax purposes.

   The accompanying notes are an integral part of these financial statements.

                    Montgomery Global Asset Allocation Fund
                              Financial Highlights
     For a share of beneficial interest outstanding throughout the period.

                                                                  Period
                                                                   Ended
                                                              April 30, 1997*
                                                                (Unaudited)
                                                                -----------

Net asset value - beginning of period ........................     $   12.00
                                                                   ---------
Net investment income ........................................          0.04
Net realized and unrealized gain on investments ..............          0.35
                                                                   ---------
Net increase in net assets resulting from
     investment operations ...................................          0.39
                                                                   ---------
Net asset value - end of period ..............................     $   12.39
                                                                   ---------
Total return+ ...............................................          3.25%
                                                                   ---------
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000s) ..........................     $   1,475
                                                                   ---------
Ratio of net investment income to average net assets .........         1.35%**
                                                                   ---------
Ratio of expenses to average net assets ......................         0.46%**
                                                                   ---------
Portfolio turnover rate ......................................           62%
                                                                   ---------
Net investment loss before deferral of fees by Manager .......     ($  0.10)
                                                                   ---------
Expense ratio before deferral of fees by Manager .............         5.04%**
                                                                   ---------


* The Montgomery Global Asset Allocation Fund commenced operations on January 2, 1997.

**Annualized.

+ Total return represents aggregate total return for the period indicated.


The accompanying notes are an integral part of these financial statements.

---------------------------------------
Montgomery Global Asset Allocation Fund
Statement of Assets and Liabilities
April 30, 1997 (Unaudited)
---------------------------------------

Assets:
Investments in securities, at value (Cost $1,437,323)(Note 1).....    $1,447,012
Cash..............................................................             9
Receivables:
     Shares of beneficial interest sold...........................         2,378
     Dividends....................................................         2,334
Other Assets:
     Organization costs (Note 1)..................................        24,078
     Expenses absorbed by Manager.................................        7,701
                                                                      ----------
Total Assets......................................................     1,483,512
                                                                      ----------

Liabilities:
Payables:
     Investment securities purchased..................     $2,378
     Trustees' fees and expenses......................      1,569
     Accrued liabilities and expenses.................      4,188
                                                           ------
Total Liabilities.....................................                     8,135
                                                                      ----------
Net Assets............................................                $1,475,377
                                                                      ==========

Net Assets Consist of:
Undistributed net investment income...............................    $    4,767
Accumulated net realized gain on securities sold..................         5,099
Net unrealized appreciation of investments........................         9,689
Shares of beneficial interest.....................................         1,191
Additional paid-in capital........................................     1,454,631
                                                                      ----------
Net Assets........................................................    $1,475,377
                                                                      ==========

     NET ASSET VALUE, offering and redemption price per share
     ($1,475,377 - 119,087 shares of beneficial interest outstanding  $    12.39
                                                                      ==========

The accompanying notes are an integral part of these financial statements.

----------------------------------------
Montgomery Global Asset Allocation Fund
Statement of Operations
Period Ended April 30, 1997 (Unaudited)*
----------------------------------------


Net Investment Income:
Investment Income:
Dividends...........................................................    $  6,372
                                                                        --------

Expenses:
Legal and audit fees...................................    $ 6,466
Amortization of organization expenses (Note 1).........      5,923
Trustees' fees.........................................      1,616
Mangement fee (Note 2).................................        705
Other..................................................      3,068
                                                          --------
Total Expenses.........................................     17,778
Fees deferred and expenses absorbed by Manager (Note 2)    (16,173)
                                                          --------
Net Expenses ..........................................                    1,605
                                                                        --------
Net Investment Income..................................                    4,767
                                                                        --------


Net Realized and Unrealized Gain on Investments:
Net realized gain from investments during the period         5,099
Net change in unrealized appreciation of investments
  during the period ...................................      9,689
                                                          --------
Gain on Investments....................................                   14,788


                                                                        --------
Net Increase in Net Assets Resulting from Operations...                 $ 19,555
                                                                        ========
------------------
* The Montgomery Global Asset Allocation Fund commenced operations on January 2, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------------------------
Montgomery Global Asset Allocation Fund
Statement of Changes in Net Assets
---------------------------------------
                                                                   Period Ended
                                                                 April 30, 1997*
                                                                   (Unaudited)
                                                                 ---------------
Increase in Net Assets from Operations:
Net investment income..........................................      $     4,767
Net realized gain on securities during the period..............            5,099
Net unrealized appreciation of securities during the period....            9,689
                                                                     -----------
Net Increase in Net Assets Resulting from Operations...........           19,555

Beneficial Interest Transactions:
Net increase from beneficial interest transactions (Note 3)....        1,455,822
                                                                     -----------
Net Increase in Net Assets.....................................        1,475,377
Net Assets:
Beginning of Period............................................          -
                                                                     -----------
End of Period (including undistributed net investment income
    of $4,767).................................................      $ 1,475,377
                                                                     ===========
------------
* The Montgomery Global Asset Allocation Fund commenced operations on January 2, 1997.

The accompanying notes are an integral part of these financial statements.

THE MONTGOMERY GLOBAL ASSET ALLOCATION FUND
Notes to Financial Statements(Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES:

The Montgomery Global Asset Allocation Fund (the "Fund", a series of The Montgomery Funds, the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on May 10, 1990. The Fund will allocate its assets among a diversified group of five funds from The Montgomery Funds family: Montgomery Growth Fund, Montgomery International Growth Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Reserve Fund and Montgomery Emerging Markets Fund, (collectively, the "Underlying Funds").

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies.

a. PORTFOLIO VALUATION - The Underlying Funds are valued according to their stated net asset value. Portfolio securities are valued using current market valuations: either the last reported sales price, or, in the case of securities for which there is no reported last sale and in the case of fixed income securities, the mean of the closing bid and asked prices.

Portfolio securities which are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sales price on the respective exchanges or markets; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market are valued at the mean between the last available bid and ask price prior to the time of valuation.

Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the supervision of the Trusts' officers in accordance with methods which are authorized by the Trusts' Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, from net investment income of the Fund will be declared and paid at least annually.

Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

                  THE MONTGOMERY GLOBAL ASSET ALLOCATION FUND
              Notes to Financial Statements (Continued)(Unaudited)


c. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date.

d. FEDERAL INCOME TAXES - The Fund has qualified and it is the intention of the Fund to continue to qualify and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes.

e. EXPENSES - General expenses of the Trust are allocated to the Fund based upon net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2.    MANAGEMENT FEES AND OTHER TRANSACTIONS WITH
      AFFILIATES AND OTHER CONTRACTUAL COMMITMENTS:

a. Montgomery Asset Management, L.P. is the Fund's Manager (the "Manager"). The Manager, a California limited partnership, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The general partner of the Manager is Montgomery Asset Management, Inc. Montgomery Securities, the Funds' principal underwriter and distributor, and certain of its principals are affiliates of the Manager. Under the Advisers Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

Pursuant to an investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) based upon the average daily net assets of the Fund, at an annual rate of 0.20% of the average daily net assets of the Fund. The Manager has agreed to reduce some or all of its management fee or absorb fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest and taxes, at or below 0.50% of the Fund's average net assets. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following two years, provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. The Manager may terminate these reductions or absorptions at any time. For the period ended April 30, 1997, the Manager has deferred fees of $705 and reimbursed expenses of $15,468.

Montgomery Asset Management, L.P. serves as the Funds' administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative

                   THE MONTGOMERY GLOBAL ASSET ALLOCATION FUND
              Notes to Financial Statements (Continued)(Unaudited)


operations.   The   Administrator   does  not   charge  a  fee  for   performing
administrative services to the Fund.

b. Certain officers and Trustees of the Trust are, with respect to the Trusts' Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" will receive an annual retainer and quarterly meeting fee totaling $35,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all three Trusts advised by the Manager ($25,000 of which will be allocated to the Montgomery Funds).

c. For the period ended April 30, 1997, the Fund's securities transactions generated no commissions.

d. The Shares of the Fund have no sales load.


3.    TRANSACTIONS IN SHARES OF A BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01.

Transactions in shares of beneficial  interest for the period indicated below:

                                                          Period Ended
                                                          April 30, 1997*
                                                          ---------------

                                               Shares         Amount
                                               ------         ------
Shares sold..............................      159,863      $1,957,094
Shares redeemed..........................      (40,776)       (501,272)
                                               --------     ----------
Net Increase.............................      119,087      $1,455,822
                                               --------     ----------
-----------------
* The Montgomery Global Asset Allocation Fund commenced operations on January 2, 1997.

4.    SECURITIES TRANSACTIONS:

a. The aggregate amount of purchases and sales of long-term securities, excluding long-term U.S. Government securities, during the period ended April 30, 1997 was $2,031,104 and $598,880, respectively.

b. At April 30, 1997, aggregate gross unrealized appreciation and aggregate gross unrealized depreciation for all Underlying Funds in which there is an excess of value over tax cost was $11,062 and $1,373, respectively.


5.    RISK FACTORS OF THE FUND:


      Investing in the Underlying Funds through the Fund involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Certain of the Underlying Funds may invest in debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, derivative securities

                   THE MONTGOMERY GLOBAL ASSET ALLOCATION FUND
              Notes to Financial Statements (Continued)(Unaudited)

including futures contracts. These Underlying Funds may also engage in reverse repurchase agreements and dollar roll transactions.

                                   Appendix A
                                   ----------


Description of Moody's corporate bond ratings:

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Nonrated - where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonably up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.

Description of Standard & Poor's Corporation's corporate bond ratings:

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the

                   THE MONTGOMERY GLOBAL ASSET ALLOCATION FUND
              Notes to Financial Statements (Continued)(Unaudited)


adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Fitch Investor's Service

AAA - Bonds and notes rated AAA are regarded as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds and notes rated AA are regarded as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA-rated securities, and more subject to possible change over the term of the issue.

A - Bonds and notes rated A are regarded as being of good quality. The obligor's ability to pay interest and repay principal is strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds and notes with higher ratings.

BBB - Bonds and notes rated BBB are regarded as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

Note: Fitch ratings may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories. These are refinements more closely reflecting strengths and weaknesses, and are not to be used as trend indicators.

Commercial Paper Ratings

      Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

      Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

      ---------------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         MONTGOMERY JAPAN SMALL CAP FUND


      ---------------------------------------------------------------------

                              THE MONTGOMERY FUNDS




                         MONTGOMERY JAPAN SMALL CAP FUND



                              101 California Street

                         San Francisco, California 94111

                                 1-800-572-FUND





                       STATEMENT OF ADDITIONAL INFORMATION
                                  June 30, 1997


         The Montgomery Funds (the "Trust") is an open-end management investment company organized as a Massachusetts business trust with different series of shares of beneficial interest. Montgomery Japan Small Cap Fund (the "Fund") is a series of the Trust. The Fund is managed by Montgomery Asset Management, L.P. (the "Manager") and distributed by Montgomery Securities (the "Distributor"). This Statement of Additional Information contains information in addition to that set forth in the Prospectus for the Fund (the "Prospectus"), dated June 30, 1997, as may be revised from time to time. The Prospectus provides the basic information a prospective investor should know before purchasing shares of the Fund and may be obtained without charge at the address or telephone number provided above. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus.


                                TABLE OF CONTENTS

The Trust......................................................................2

Investment Objective And Policies Of The Fund..................................2

Risk Factors..................................................................12

Investment Restrictions.......................................................14

Distributions And Tax Information.............................................17

Trustees And Officers.........................................................21

Investment Management And Other Services......................................25

Execution Of Portfolio Transactions...........................................28

Additional Purchase And Redemption Information................................32

Determination Of Net Asset Value..............................................34

Principal Underwriter.........................................................36

Performance Information.......................................................36

General Information...........................................................39

Financial Statements..........................................................39

Appendix A....................................................................40


                                    THE TRUST

         The Trust is an open-end management investment company organized as a Massachusetts business trust on May 10, 1990, and registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust currently offers shares of beneficial interest, $.01 par value per share, in various series. Each series offers three classes of shares (Class R, Class P and Class L). This Statement of Additional Information pertains to Class R, Class P and Class L shares of Montgomery Japan Small Cap Fund.


                  INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

         The investment objective and policies of the Fund are described in detail in the Prospectus. The following discussion supplements the discussion in the Prospectus.

         The Fund is a diversified series of the Trust, an open-end management investment company offering redeemable shares of beneficial interest. The achievement of the Fund's investment objective will depend on market conditions generally and on the Manager's analytical and portfolio management skills.


Portfolio Securities

         Depositary Receipts. The Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

         Other Investment Companies. The Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act require that the Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either the Fund and affiliated persons of the Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by the Fund in excess of 1% of the company's total outstanding shares be deemed illiquid); or the Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. In accordance with applicable regulatory provisions of the State of California, the Manager has agreed to waive its management fee with respect to assets of the Fund that are invested in other open-end investment companies.

         U.S. Government Securities. Generally, the value of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities") held by the Fund will fluctuate inversely with interest rates. U.S. Government securities in which the Fund may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. Government, including the Federal Housing Administration ("FHA"), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Financing Corporation, Federal Financing Bank, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee
Valley Authority, Resolution Funding Corporation, Student Loan Marketing Association and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, the Fund will not invest in obligations issued by an instrumentality of the U.S. Government unless the Manager determines that the instrumentality's credit risk makes its securities suitable for investment by the Fund.

         Risk Factors/Special Considerations Relating to Debt Securities. The Fund may invest in debt securities that are rated below BBB by Standard & Poor's Corporation ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Fitch Investor Services ("Fitch"), or, if unrated, are deemed to be of equivalent investment quality by the Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund will invest no more than 5% of its assets in debt securities rated below Baa by Moody's or BBB by S&P, or, if unrated, of equivalent investment quality as determined by the Manager. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. The net asset value of the Fund will reflect these changes in market value.

         Bonds rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."

         Although such bonds may offer higher yields than higher rated securities, low rated debt securities generally involve greater price volatility and risk of principal and income loss, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated debt securities are traded are more limited than those for higher rated securities. The existence of limited markets for particular securities may diminish the ability of the Fund to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or financial markets and could adversely affect, and cause fluctuations in, the per share net asset value of the Fund.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objectives may, to the extent it invests in low rated debt securities, be more dependent upon such credit analysis than would be the case if the Fund invested in higher rated debt securities.

         Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated debt securities but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek financial recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business downturn.

Hedging and Risk Management Practices

         In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund also may conduct its foreign currency exchange transactions on a spot ( i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

         Forward Contracts. The Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed upon price at a future date.

         The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with the Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of its commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, the Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and the ability of the Fund to utilize forward contracts may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not entered into such contracts. The Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         Futures Contracts and Options on Futures Contracts. To hedge against movements in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts and options on futures contracts. The Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

         The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that the Fund will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

         The Fund will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund's futures transactions generally will be entered into only for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect the Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While the Fund's futures contracts on securities or currencies will usually be liquidated in this manner, the Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge its positions, the Fund seeks to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, the Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, the Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. The Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that such Fund has acquired or expects to acquire.

         As part of its hedging strategy, the Fund also may enter into other types of financial futures contracts if, in the opinion of the Manager, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having that Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting that Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of the Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts gives the Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives the Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         The Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. The Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

         Loss from investing in futures transactions by the Fund is potentially unlimited.

         The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining their qualification as a regulated investment company for federal income tax purposes.

         Options on Securities, Securities Indices and Currencies. The Fund may purchase put and call options on securities in which they have invested, on foreign currencies represented in their portfolios and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

         The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Although the Fund does not currently intend to do so, it may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

         The Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. In segregating such assets, the custodian either deposits such assets in a segregated account or separately identifies such assets and renders them unavailable for investment. The Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's orders.

Other Investment Practices

         Repurchase Agreements. As noted in the Prospectus, the Fund may enter into repurchase agreements. The Fund's repurchase agreements generally will involve a short-term investment in a U.S. Government security or other high grade liquid debt security, with the seller of the underlying security agreeing to repurchase it from the Fund at a mutually agreed-upon time and price. The repurchase price generally is higher than the purchase price, the difference being interest income to the Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to the Fund is unrelated to the interest rate on the underlying security.

         Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Manager, acting under the supervision of the Board of Trustees, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Fund enters into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees.

         The Fund generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Fund regards repurchase agreements with maturities in excess of seven days as illiquid. The Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

         For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from the Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

         Apart from the risk of bankruptcy or insolvency proceedings, the Fund also runs the risk that the seller may fail to repurchase the security. However, the Fund always requires collateral for any repurchase agreement to which it is a party in the form of securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund makes payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement at all times equals or exceeds the repurchase price (including interest) at all times.

         The Fund may participate in one or more joint accounts with other funds of the Trust that may invest in repurchase agreements collateralized either by
(i) obligations issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and in no event will have a duration of more than seven days.

         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, as set forth in the Prospectus. The Fund typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage, and the Fund will enter into a reverse repurchase agreement for leverage purposes only when the Manager believes that the interest income to be earned from the investment of the proceeds would be greater than the interest expense of the transaction. The Fund also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when sale of the Fund's securities is disadvantageous.

         The Fund causes its custodian to segregate liquid assets, such as cash, U.S. Government securities or other liquid equity or debt securities equal in value to its obligations (including accrued interest) with respect to reverse repurchase agreements. In segregating such assets, the custodian either places such securities in a segregated account or separately identifies such assets and renders them unavailable for investment. Such assets are marked to market daily to ensure that full collateralization is maintained.

         Lending of Portfolio Securities. Although the Fund does not currently intend to do so, the Fund may lend its portfolio securities having a value of up to 30% of its total assets in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. Upon such termination, the Fund is entitled to obtain the return of the securities loaned within five business days.

         For the duration of the loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to the securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk.

         When-Issued and Forward Commitment Securities. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer. While the Fund reserves the right to sell when-issued or delayed delivery securities prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Fund does not believe that its net asset value will be adversely affected by its purchase of securities on a when-issued or delayed delivery basis. The Fund causes its custodian to segregate cash, U.S. Government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund will earn no income on these assets.

         Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among others, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by the Fund in excess of 1% of the total outstanding shares of that investment company. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by the Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including but not limited to (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board of Trustees.


                                  RISK FACTORS

         Foreign Securities. Investors in the Fund should consider carefully the substantial risks involved in securities of companies located or doing business in, and governments of, foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements often may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

         Emerging Market Countries. The Fund invests in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.

         Exchange Rates and Polices. The Fund endeavors to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Fund change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

         The  Fund  may  be  affected   either   favorably  or   unfavorably  by
fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

         The Board of the Trust considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

         Hedging Transactions. While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

         Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.


                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act. The Fund may not:

         1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable.

         2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

         3. (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements, and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 10% of total assets.

                  (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

         4. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         5. Buy or sell real estate (including interests in real estate limited partnerships or issuers that qualify as real estate investment trusts under federal income tax law) or commodities or commodity contracts; however, the Fund, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the

Prospectus and Statement of Additional Information. As an operating policy which may be changed without shareholder approval, the Fund may invest in real estate investment trusts only up to 10% of its total assets.

         6. Buy or sell interests in oil, gas or mineral exploration or development leases and programs. (This does not preclude permissible investments in marketable securities of issuers engaged in such activities.)

         7. Invest more than 5% of the value of its total assets in securities of any issuer which has not had a record, together with its predecessors, of at least three years of continuous operation. (This is an operating policy which may be changed without shareholder approval.)

         8. (a) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

                  (b) Invest in securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition. (This is an operating policy which may be changed without shareholder approval.)

         9.  Invest,  in the  aggregate,  more  than  15% of its net  assets  in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Fund. (This is an operating policy which may be changed without shareholder approval consistent with the Investment Company Act and changes in relevant SEC interpretations.)

         10. Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act.)

         11. Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.) For purposes of this restriction, the Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

         12. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase transactions.

         13. Except as described in the Prospectus and this Statement of Additional Information, acquire or dispose of put, call, straddle or spread options and subject to the following conditions:

                  (A)      such options are written by other persons, and

                  (B) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Fund's total assets.

         14. (a) Except as and unless described in the Prospectus and this Statement of Additional Information, engage in short sales of securities. (This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)

                  (b) The Fund may not invest more than 25% of its net assets in short sales, and the value of the securities of any one issuer in which the Fund is short may not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer. In addition, short sales may be made only in those securities that are fully listed on a national securities exchange. (This is an operating policy which may be changed without shareholder approval.)

         15. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Included in such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value. (This is an operating policy which may be changed without shareholder approval.)

         16. (a) Purchase or retain in the Fund's portfolio any security if any officer, trustee or shareholder of the issuer is at the same time an officer, trustee or employee of the Trust or of its investment adviser and such person owns beneficially more than 1/2 of 1% of the securities and all such persons owning more than 1/2 of 1% own more than 5% of the outstanding securities of the issuer.

             (b) Purchase more than 10% of the outstanding voting securities of any one issuer. (This is an operating policy which may be changed without shareholder approval.)

         17. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

         To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


                        DISTRIBUTIONS AND TAX INFORMATION

         Distributions. The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

         The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Fund's Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

         The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from previous years), while a distribution from capital gains, will be distributed to shareholders with and as a part of income dividends. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from previous years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held.

         Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

         Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their election with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

         Tax Information. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

         In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, (b) derive less than 30% of its gross income each year from the sale or other disposition of stock or securities (or options thereon) held less than three months (excluding some amounts otherwise included in income as a result of certain hedging transactions), and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

         Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

         The Fund or the securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the Account Application Form or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

         The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, the

Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

         The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

         If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Fund's foreign source income (including any foreign income taxes paid by the Fund), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. In this case, shareholders will be informed by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If not more than 50% in value of the Fund's total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund.

         The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. The Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

         Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

         For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

         Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

         Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

         Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

         Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Heller, Ehrman, White & McAuliffe has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.


                              TRUSTEES AND OFFICERS

         The Trustees are responsible for the overall management of the Fund, including general supervision and review of its investment activities. The officers, who administer the Fund's daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below:

         R. Stephen Doyle, Chairman of the Board, Chief Executive Officer, Principal Financial and Accounting Officer and Trustee.* (Age 57)

         101 California Street, San Francisco, California 94111. Mr. Doyle has been the Chairman and a Director of Montgomery Asset Management, Inc., the general partner of the Manager, and Chairman of the Manager since April 1990. Mr. Doyle is a managing director of the investment banking firm of Montgomery Securities, the Fund's Distributor, and has been employed by Montgomery Securities since October 1983.

         Mark B. Geist, President (Age 44)

         101 California Street, San Francisco, California 94111. Mr. Geist has been the President and a Director of Montgomery Asset Management, Inc. and President of the Manager since April 1990. From October 1988 until March 1990, Mr. Geist was a Senior Vice President of Analytic Investment Management. From January 1986 until October 1988, Mr. Geist was a Vice President with RCB Trust Co. Prior to January 1986, Mr. Geist was the Pension Fund Administrator for St. Regis Co., a manufacturing concern.

         Jack G. Levin, Secretary (Age 49)

         600 Montgomery Street, San Francisco, California 94111. Mr. Levin has been Director of Legal and Regulatory Affairs for Montgomery Securities since January 1983.

----------
         * Trustee deemed an "interested person" of the Fund as defined in the Investment Company Act.

         John T. Story, Executive Vice President (Age 56)

         101 California Street, San Francisco, California 94111. Mr. Story has been the Managing Director of Mutual Funds and Executive Vice President of Montgomery Asset Management, L.P. since January 1994. From December 1978 to January 1994, he was Managing Director - Senior Vice President of Alliance Capital Management.

         David E. Demarest, Chief Administrative Officer (Age 43)

         101 California Street, San Francisco, California 94111. Mr. Demarest has been the Chief Administrative Officer since 1994. From 1991 until 1994, he was Vice President of Copeland Financial Services. Prior to joining Copeland, Mr. Demarest was Vice President/Manager for the Overland Express Funds Division for Wells Fargo Bank.

         Mary Jane Fross, Treasurer (Age 45)

         101 California Street, San Francisco, California 94111. Ms. Fross is Manager of Mutual Fund Administration and Finance for the Manager. From November 1990 to her arrival at the Manager in 1993, Ms. Fross was Financial Analyst/Senior Accountant with Charles Schwab, San Francisco, California. From 1989 to November 1990, Ms. Fross was Assistant Controller of Bay Bank of Commerce, San Leandro, California.

         Roger W. Honour, Vice President (Age 42)

         101 California Street, San Francisco, California 94111. Mr. Honour is a Managing Director and Senior Portfolio Manager for the Manager. Roger Honour joined the Manager in June 1993 as Managing Director and Portfolio Manager responsible for mid and large capitalization growth stock investing. Prior to joining Montgomery Asset Management, he was Vice President and Portfolio Manager at Twentieth Century Investors from 1992 to 1993. Mr. Honour was a Vice President and Portfolio Manager at Alliance Capital Management from 1990 to 1992. Mr. Honour was a Vice President of Institutional Equity Research and Sales at Merrill Lynch Capital Markets from 1980 to 1990.

         Stuart O. Roberts, Vice President (Age 42)

         101 California Street, San Francisco, California 94111. Mr. Roberts is a Managing Director and Portfolio Manager for the Manager. For the five years prior to his start with the Manager in 1990, Mr. Roberts was a portfolio manager and analyst at Founders Asset Management.

         Oscar A. Castro, Vice President (Age 42)

         101 California Street, San Francisco, California 94111. Mr. Castro, CFA, is a Managing Director and Portfolio Manager for the Manager. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World

         Fund, a global equity partnership. From 1987 to 1989, Mr. Castro was deputy portfolio manager/analyst at Templeton International.

         John D. Boich, Vice President (Age 36)

         101 California Street, San Francisco, California 94111. Mr. Boich, CFA, is a Managing Director and Portfolio Manager. Prior to joining the Manager, Mr. Boich was vice president and portfolio manager at The Boston Company Institutional Investors Inc. from 1990 to 1993. From 1989 to 1990, Mr. Boich was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company.

         Josephine S. Jimenez, Vice President (Age 42)

         101 California Street, San Francisco, California 94111. Ms. Jimenez, CFA, is a Managing Director and Portfolio Manager for the Manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager.

         Bryan L. Sudweeks, Vice President (Age 42)

         101 California Street, San Francisco, California 94111. Dr. Sudweeks, Ph.D., CFA, is a Managing Director and Portfolio Manager for the Manager. Prior to joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, Dr. Sudweeks was a Professor of International Finance and Investments at George Washington University and also served as an Adjunct Professor of International Investments from 1988 until May 1991.

         William C. Stevens, Vice President (Age 41)

         101 California Street, San Francisco, California 94111. Mr. Stevens is a Portfolio Manager and Managing Director for the Manager. At Barclays de Zoete Wedd Securities from 1991 to 1992, he was responsible for starting its CMO and asset-backed securities trading. Mr. Stevens traded stripped mortgage securities and mortgage-related interest rate swaps for the First Boston Corporation from 1990 to 1991 and while with Drexel Burnham Lambert from 1984 to 1990. He was responsible for the origination and trading of all derivative mortgage-related securities with more than $10 billion in total issuance.

         John H. Brown, Vice President (Age 35)

         101 California Street, San Francisco, California 94111. Mr. Brown, CFA, is a Senior Portfolio Manager and Managing Director for the Manager. Preceding his arrival at the Manager in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco, California from June 1986.

         John A. Farnsworth, Trustee (Age 56)

         One California Street, Suite 1950, San Francisco, California 94111. Mr. Farnsworth is a partner of Pearson, Caldwell & Farnsworth, Inc., an executive search consulting firm. From May 1988 to September 1991, Mr. Farnsworth was the Managing Partner of the San Francisco office of Ward Howell International, Inc., an executive recruiting firm. From May 1987 until May 1988, Mr. Farnsworth was Managing Director of Jeffrey Casdin & Company, an investment management firm specializing in biotechnology companies. From May 1984 until May 1987, Mr. Farnsworth served as a Senior Vice President of Bank of America and head of the U.S. Private Banking Division.

         Andrew Cox, Trustee (Age 53)

         750 Vine Street, Denver, Colorado 80206. Since June 1988, Mr. Cox has been engaged as an independent investment consultant. From September 1976 until June 1988, Mr. Cox was a Vice President of the Founders Group of Mutual Funds, Denver, Colorado, and Portfolio Manager or Co-Portfolio Manager of several of the mutual funds in the Founders Group.

         Cecilia Herbert, Trustee (Age 48)

         2636 Vallejo Street, San Francisco, California 94123. Ms. Herbert was Managing Director of Morgan Guaranty Trust Company. From 1983 to 1991 she was General Manager of the bank's San Francisco office, with responsibility for lending, corporate finance and investment banking. Ms. Herbert is a member of the board of Schools of the Sacred Heart, and is on the Archdiocese of San Francisco Finance Council, where she chairs the Investment Committee.

         Jerome S. Markowitz, Trustee-designate* (Age 58)

         600 Montgomery Street, San Francisco, California 94111. Mr. Markowitz was elected as a trustee-designate effective November 16, 1995. As a trustee-designate, Mr. Markowitz attends meetings of the Board of Trustees but is not eligible to vote. Mr. Markowitz has been the Senior Managing Director of Montgomery Securities (the Distributor) since January 1991. Mr. Markowitz joined Montgomery Securities in December 1987.

         The officers of the Trust, and the Trustees who are considered "interested persons" of the Trust, receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or partners of the Manager or the Distributor may receive remuneration indirectly because the Manager will receive a management fee from the Fund and Montgomery Securities will receive commissions for executing portfolio transactions for the Fund. The Trustees who are not affiliated with the Manager or the Distributor receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation paid by the Trust to each of the Trustees during the fiscal year ended June 30, 1995, and the aggregate compensation paid to each of the Trustees during the fiscal year ended June 30, 1996 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.

                                                      Pension or Retirement          Total Compensation From the
                        Aggregate Compensation from   Benefits Accrued as Part of    Trust and Fund Complex
Name of Trustee         the Trust                     Fund Expenses*                 (2 additional Trusts)
---------------         ---------                     --------------                 ---------------------
R. Stephen Doyle        None                          --                               None

John A. Farnsworth      $25,000                       --                               $32,500

Andrew Cox              $25,000                       --                               $32,500

Cecilia H. Herbert      $25,000                       --                               $32,500

         * The Trusts do not maintain pension or retirement plans.

         Each of the above persons serves in the same capacity for The Montgomery Funds II and The Montgomery Funds III, investment companies registered under the Investment Company Act, with separate series of funds managed by the Manager.


                    INVESTMENT MANAGEMENT AND OTHER SERVICES

         Investment Management Services. As stated in the Prospectus, investment management services are provided to the Fund by Montgomery Asset Management, L.P., the Manager, pursuant to an Investment Management Agreement initially dated July 13, 1990 (the "Agreement"). The Agreement is in effect with respect to the Fund for two years after the Fund's inclusion in the Trust's Agreement (on or around the beginning of public operations) and shall continue in effect thereafter for periods not exceeding one year so long as such continuation is approved at least annually by (i) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of the Fund, and (ii) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by the Fund or the Manager upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act.

         For services performed under the Agreement, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of the Fund, at the annual rate of one and twenty-fifths one hundredths of one percent (1.25%) of the first $500 million in average daily net assets and one and one tenths one hundredths of one percent (1.10%) of the next $500 million of average daily net assets, and one percent (1.00%) of average daily assets over $1 billion.

         As noted in the Prospectus, the Manager has agreed to reduce some or all of its management fee if necessary to keep total operating expenses (excluding any Rule 12b-1 fees), expressed on an annualized basis, at or below one and ninetieth one hundredths of one percent (1.90%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitation. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

         Operating expenses for purposes of the Agreement include the Manager's management fee but do not include any taxes, interest, brokerage commissions, if any, expenses incurred in connection with any merger or reorganization, any extraordinary expenses such as litigation, and such other expenses as may be deemed excludable with the prior written approval of any state securities commission imposing an expense limitation. The Manager may also at its discretion from time to time pay for other Fund expenses from its own funds or reduce the management fee of the Fund in excess of that required.

         The Agreement was approved with respect to the Fund by the Board of Trustees of the Trust at a duly called meeting. In considering the Agreement, the Trustees specifically considered and approved the provision which permits the Manager to seek reimbursement of any reduction made to its management fee within the three-year period following such reduction subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. The Trustees also considered that any such management fee reimbursement will be accounted for on the financial statements of the Fund as a contingent liability of the Fund and will appear as a footnote to the Fund's financial statements until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

         The Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trust and who are also affiliated persons of the Manager.

         The use of the name "Montgomery" by the Trust and by the Fund is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of the Fund.

         Share Marketing Plan. The Trust has adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the "12b-1 Plan") with respect to the Fund pursuant to Rule 12b-1 under the Investment Company Act. The Manager serves as the distribution coordinator under the 12b-1 Plan and, as such, receives any fees paid by the Fund pursuant to the 12b-1 Plan.

         The Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the 12b-1 Plan for the Class P and Class L shares of the Fund. The initial shareholder of the Class P and Class L shares of the Fund approved the 12b-1 Plan covering each Class prior to offering those Classes to the public. Class R shares are not covered by the 12b-1 Plan.

         Under the 12b-1 Plan, the Fund pays distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares and at an annual rate of 0.75% of the Fund's aggregate average daily net assets attributable to its Class L shares, respectively, to reimburse the Manager for its expenses in connection with the promotion and distribution of those Classes.

         The 12b-1 Plan provides that the Manager may use the distribution fees received from the Class of the Fund covered by the 12b-1 Plan only to pay for the distribution expenses of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P and Class L shares as accrued.

         Class P and Class L shares are not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

         The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The 12b-1 Plan (and any distribution agreement between the Fund, the Distributor or the Manager and a selling agent with respect to the Class P or Class L shares) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Manager, or by the Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class to which the 12b-1 Plan applies.

         All distribution fees paid by the Fund under the 12b-1 Plan will be paid in accordance with Article III, Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers, Inc., as such Section may change from time to time. Pursuant to the 12b-1 Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred by the Manager on behalf of the Class P and Class L shares of the Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company
Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.

         Shareholder Services Plan. The Trust has adopted a Shareholder Services Plan (the "Services Plan") with respect to the Fund. The Manager (or its affiliate) serves as the service provider under the Services Plan and, as such, receives any fees paid by the Fund pursuant to the Services Plan. The Trust has not yet implemented the Services Plan for the Fund and has not set a date for implementation. Affected shareholders will be notified at least 60 days before implementation of the Services Plan.

         The Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Services Plan or in any agreement related to the Services Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the Services Plan for the Class P and Class L shares of the Fund. The initial shareholder of the Class P and Class L shares of the Fund approved the Services Plan covering each Class prior to offering those Classes to the public. Class R shares are not covered by the Services Plan.

         Under the Services Plan, when implemented, Class P and Class L of the Fund will pay a continuing service fee to the Manager, the Distributor or other service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the average daily net assets of Class P and Class L shares of the Fund. Such amounts are compensation for providing certain services to clients owning shares of Class P or Class L of the Fund, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to the Fund, including responding to shareholder inquiries.

         The Distributor. The Distributor may provide certain administrative services to the Fund on behalf of the Manager. The Distributor will also perform investment banking, investment advisory and brokerage services for persons other than the Fund, including issuers of securities in which the Fund may invest. These activities from time to time may result in a conflict of interests of the Distributor with those of the Fund, and may restrict the ability of the Distributor to provide services to the Fund.

         The Custodian. Morgan Stanley Trust Company serves as principal Custodian of the Fund's assets, which are maintained at the Custodian's principal office and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Trustees pursuant to Rule 17f-5 under the Investment Company Act. The Custodian, its branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

         In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Agreement, the Manager determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions, subject to the instructions of, and review by, the Fund and the Trust's Board of Trustees. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Manager or the Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.

         The Fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. A Fund purchasing ADRs and EDRs may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest may be traded in the over-the-counter markets.

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         Provided the Trust's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Manager may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

         While the Fund's general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Fund or to the Manager, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Fund and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Fund or assist the Manager in carrying out its responsibilities to the Fund. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Fund.

         Investment decisions for the Funds are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more of such client accounts. The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between the Fund and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

         To the extent any of the Manager's client accounts and the Fund seek to acquire the same security at the same general time (especially if the security is thinly traded or is a small cap stock), the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security generally will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Manager. In many cases, the Fund's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         In addition, on occasion, situations may arise in which legal and regulatory considerations will preclude trading for the Fund's account by reason of activities of Montgomery Securities or its affiliates. It is the judgment of the Board of Trustees that the Fund will not be materially disadvantaged by any such trading preclusion and that the desirability of continuing its advisory arrangements with the Manager and the Manager's affiliation with Montgomery Securities and other affiliates of Montgomery Securities outweigh any disadvantages that may result from the foregoing.

         The Manager's sell discipline for the Fund's investment in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon. The Fund will limit investments in illiquid securities to 15% of net assets.

         Sell decisions at the country level are dependent on the results of the Manager's asset allocation model. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

         At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

         Because Montgomery Securities is a member of the NASD, it is sometimes entitled to obtain certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage commissions for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Montgomery Securities if it is legally permissible to do so. In turn, the next management fee payable to the Fund's Manager (an affiliate of Montgomery Securities) under the Agreement will be reduced by the amount of any such fees received by Montgomery Securities in cash, less any costs and expenses incurred in connection therewith.

         Subject to the foregoing policies, the Fund may use Montgomery Securities as a broker to execute portfolio transactions. In accordance with the provisions of Section 17(e) of the Investment Company Act and Rule 17e-1 promulgated thereunder, the Trust has adopted certain procedures which are designed to provide that commissions payable to Montgomery Securities are reasonable and fair as compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on securities or options exchanges during a comparable period of time. In determining the commissions to be paid to Montgomery Securities, it is the policy of the Fund that such commissions will be, in the judgment of the Manager, (i) at least as favorable as those which would be charged the Fund by other qualified unaffiliated brokers having comparable execution capability, and
(ii) at least as favorable as commissions contemporaneously charged by Montgomery Securities on comparable transactions for its most favored unaffiliated customers, except for (a) accounts for which Montgomery Securities acts as a clearing broker for another brokerage firm, and (b) any customers of Montgomery Securities considered by a majority of the Trustees who are not interested persons to be not comparable to the Fund. The Fund does not deem it practicable and in its best interest to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers. The Board of Trustees reviews the procedures adopted by the Trust with respect to the payment of brokerage commissions at least annually to ensure their continuing appropriateness, and determines, on at least a quarterly basis, that all such transactions during the preceding quarter were effected in compliance with such procedures.

         The Fund has also adopted certain procedures, pursuant to Rule 10f-3 under the Investment Company Act, which must be followed any time the Fund purchases or otherwise acquires, during the existence of an underwriting or selling syndicate, a security of which Montgomery Securities is an underwriter or member of the underwriting syndicate. The Board of Trustees of the Trust will review such procedures at least annually for their continuing appropriateness and determine, on at least a quarterly basis, that any such purchases made during the preceding quarter were effected in compliance with such procedures.

         The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through such brokers solely for selling shares of the Fund. However, as stated above, Montgomery Securities may act as one of the Fund's brokers in the purchase and sale of portfolio securities, and other brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Fund for their customers.

         Depending on the Manager's view of market conditions, the Fund may or may not purchase securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Fund may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion to (i) suspend the continued offering of the Fund's shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such suspension or rejection is in the best interest of the Fund.

         When in the judgment of the Manager it is in the best interests of the Fund, an investor may purchase shares of the Fund by tendering payment in kind in the form of securities, provided that any such tendered securities are readily marketable, their acquisition is consistent with the Fund's investment objective and policies, and the tendered securities are otherwise acceptable to the Fund's Manager. For the purposes of sales of shares of the Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of the Fund are valued for the purpose of calculating the net asset value of the Fund's shares. A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund's shares acquired by the shareholder.

         Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC (upon application by the Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders.

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, as described below or under abnormal conditions that make payment in cash unwise, the Fund may make payment partly in its portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Fund does not anticipate that it will normally make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Fund pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of such period.

         When in the judgment of the Manager it is in the best interests of the Fund, an investor may redeem shares of the Fund and receive securities from the Fund's portfolio selected by the Manager in its sole discretion, provided that such redemption is not expected to affect the Fund's ability to attain its investment objective or otherwise materially affect its operations. For the purposes of redemptions in kind, the redeemed securities shall be valued at the identical time and in the identical manner that the other portfolio securities are valued for purposes of calculating the net asset value of the Fund's shares.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

         Retirement Plans.  Shares of the Fund are available for purchase by any
retirement  plan,   including  Keogh  plans,  401(k)  plans,  403(b)  plans  and individual retirement accounts ("IRAs").

         For individuals who wish to purchase shares of the Fund through an IRA, there is available through the Fund a prototype individual retirement account and custody agreement. The custody agreement provides that DST Systems, Inc. will act as custodian under the plan, and will furnish custodial services for an annual maintenance fee per participating account of $10. (These fees are in addition to the normal custodian charges paid by the Fund and will be deducted automatically from each Participant's account.) For further details, including the right to appoint a successor custodian, see the plan and custody agreements and the IRA Disclosure Statement as provided by the Fund. An IRA that invests in shares of the Fund may also be used by employers who have adopted a Simplified Employee Pension Plan. Individuals or employers who wish to invest in shares of the Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

         The IRA Disclosure Statement available from the Fund contains more information on the amount investors may contribute and the deductibility of IRA contributions. In summary, an individual may make deductible contributions to the IRA of up to 100% of earned compensation, not to exceed $2,000 annually (or $4,000 to two IRAs if there is a non-working spouse). An IRA may be established whether or not the amount of the contribution is deductible. Generally, a full deduction for federal income tax purposes will only be allowed to taxpayers who meet one of the following two additional tests:

         (A) the individual and the individual's spouse are each not an active participant in an employer's qualified retirement plan, or

         (B) the individual's adjusted gross income (with some modifications) before the IRA deduction is (i) $40,000 or less for married couples filing jointly, or (ii) $25,000 or less for single individuals. The maximum deduction is reduced for a married couple filing jointly with a combined adjusted gross income (before the IRA deduction) between $40,000 and $50,000, and for a single individual with an adjusted gross income (before the IRA deduction) between $25,000 and $35,000.

         It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant with respect to the requirements of such plans and the tax aspects thereof.


                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

         As noted in the Prospectus, the net asset value of shares of the Fund generally will be determined at least once daily as of 4:00 p.m., New York City time, on each day the NYSE is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund may, but does not expect to, determine the net asset value of its shares on any day when the NYSE is not open for trading if there is sufficient trading in its portfolio securities on such days to materially affect the per share net asset value.

         Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Fund's net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value unless the Trustees or their delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

         Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

         The Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange, are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

         Corporate debt securities, mortgage-related securities and asset-backed securities held by the Fund are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service, approved by the Board of Trustees. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

         An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Trust's Board of Trustees.

         If any securities held by the Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trust's Pricing Committee determine their fair value, following procedures approved by the Board of Trustees. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

         All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

                              PRINCIPAL UNDERWRITER

         The Distributor acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is currently registered as a broker-dealer with the SEC and in all 50 states, and is a member of most of the principal securities exchanges in the U.S. and is a member of the NASD. The Underwriting Agreement between the Fund and the Distributor is in effect for two years from when the Fund commences public offerings, and shall continue in effect thereafter for periods not exceeding one year if approved at least annually by (i) the Board of Trustees of the Trust or the vote of a majority of the outstanding securities of the Fund (as defined in the Investment Company Act), and (ii) a majority of the Trustees who are not interested persons of any such party, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated without penalty by the parties thereto upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act. There are no underwriting commissions paid with respect to sales of the Fund's shares.


                             PERFORMANCE INFORMATION

         As noted in the Prospectus, the Fund may, from time to time, quote various performance figures in advertisements and investor communications to illustrate its past performance. Performance figures will be calculated separately for Class R, Class P and Class L shares.

         Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for the Fund will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC, expressed as follows:


                                  P(1 + T)n=ERV

    Where:            P        =       a hypothetical initial payment of $1,000.
                      T        =       average annual total return.
                      n        =       number of years.
                      ERV      =       Ending Redeemable Value of a hypothetical
                                       $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of each respective period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

         Aggregate Total Return. The Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:

                                     ERV - P
                                     -------
                                        P

    Where:           P         =       a   hypothetical   initial   payment   of
                                       $10,000.

                     ERV       =       Ending Redeemable Value of a hypothetical
                                       $10,000  investment made at the beginning
                                       of a l-, 5- or 10-year  period at the end
                                       of  a  l-,  5-  or  10-year   period  (or
                                       fractional  portion  thereof),   assuming
                                       reinvestment   of   all   dividends   and
                                       distributions and complete redemption of the hypothetical investment at the end of the measuring period.

         The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. The total return information also assumes cash investments and redemptions and, therefore, includes the applicable expense reimbursement fees discussed in the Prospectus. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

         Comparisons. To help investors better evaluate how an investment in the Fund might satisfy their investment objectives, advertisements and other materials regarding the Fund may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. The following publications, indices and averages may be used:

         a)  Standard & Poor's 500  Composite  Stock  Index,  one or more of the
Morgan  Stanley  Capital   International   Indices,  and  one  or  more  of  the
International Finance Corporation Indices.

         b) Bank Rate Monitor -- A weekly publication which reports various bank investments, such as certificate of deposit rates, average savings account rates and average loan rates.

         c) Lipper - Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis -- A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

         d) Salomon Brothers Bond Market Roundup -- A weekly publication which reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets. This publication also summarizes changes in banking statistics and reserve aggregates.

         In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

         In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by the Fund to calculate its figures.

         The Fund may also publish its relative rankings as determined by independent mutual fund ranking services like Lipper Analytical Services, Inc. and Morningstar, Inc.

         Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         Reasons to Invest in the Fund. From time to time the Fund may publish or distribute information and reasons supporting the Manager's belief that a particular Fund may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, Barings, The WEFA Group, Consensus Estimate, Datastream, Micropal, I/B/E/S Consensus Forecast, Worldscope and Reuters as well as both local and international brokerage firms. For example, the Fund may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports and/or economic growth.

         Research. Largely inspired by its affiliate, Montgomery Securities -- which has established a tradition for specialized research in emerging growth companies -- the Manager has developed its own tradition of intensive research. The Manager has made intensive research one of the important characteristics of the Montgomery Funds style.

         The portfolio managers for Montgomery's global and international Funds work extensively on developing an in-depth understanding of particular foreign markets and particular companies. And they very often discover that they are the first analysts from the United States to meet with representatives of foreign companies, especially those in emerging markets nations.

         Extensive   research  into   companies  that  are  not  well  known  --
discovering new opportunities for investment -- is a theme that may be used for the Fund.

         In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market.

                               GENERAL INFORMATION

         Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. All expenses incurred in connection with the Trust's organization and the registration of shares of the Fund as one of the three initial series of the Trust have been assumed pro rata by each series; expenses incurred in connection with the establishment and registration of shares of any other funds constituting a separate series of the Trust will be assumed by each respective series. The expenses incurred in connection with the establishment and registration of shares of the Fund as a separate series of the Trust have been assumed by the Fund and are being amortized over a period of five years commencing with the date of the Fund's inception. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by the Fund and will be reimbursed for such expenses after commencement of the Fund's operations. Investors purchasing shares of the Fund bear such expenses only as they are amortized daily against the Fund's investment income.

         As noted above, Morgan Stanley and Trust Company (the "Custodian") acts as custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

         Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is the Fund's Master Transfer Agent. The Master Transfer Agent has delegated certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Fund's Transfer and Dividend Disbursing Agent.

         _________________, 50 Fremont Street, San Francisco, California 94105, are the independent auditors for the Fund.



         The validity of shares offered hereby will be passed on by Paul, Hastings, Janofsky & Walker, 345 California Street, San Francisco, California 94104.


         Among the Trustees' powers enumerated in the Declaration of Trust is the authority to terminate the Trust or any series of the Trust, or to merge or consolidate the Trust or one or more of its series with another trust or company without the need to seek shareholder approval of any such action.

         The Trust is registered with the Securities and Exchange Commission as a non-diversified management investment company, although the Fund is a diversified series of the Trust. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement may be obtained from the SEC upon payment of the prescribed fee.


                              FINANCIAL STATEMENTS

The Fund has recently commenced operations and, therefore, has not yet prepared financial statements for public distribution.

                                   Appendix A

Description of Moody's corporate bond ratings:

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Nonrated - where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.  An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.  There is a lack of essential data pertaining to the issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonably up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.

Description of Standard & Poor's Corporation's corporate bond ratings:

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Fitch Investor's Service

AAA - Bonds and notes rated AAA are regarded as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds and notes rated AA are regarded as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA-rated securities, and more subject to possible change over the term of the issue.

A - Bonds and notes rated A are regarded as being of good quality. The obligor's ability to pay interest and repay principal is strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds and notes with higher ratings.

BBB - Bonds and notes rated BBB are regarded as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

Note: Fitch ratings may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories. These are refinements more closely reflecting strengths and weaknesses, and are not to be used as trend indicators.

               ---------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                              THE MONTGOMERY FUNDS
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------



Item 24.  Financial Statements and Exhibits
          (a)       Financial Statements:

                    (1) Portfolio Investments as of June 30, 1996; Statements of Assets and Liabilities as of June 30, 1996; Statements of Operations For the Year Ended June 30, 1996; Statement of Cash Flows for year ended June 30, 1996; Statements of Changes in Net Assets for the Year Ended June 30, 1996; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1996 for Montgomery Growth Fund, Montgomery Micro Cap Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery Equity Income Fund, Montgomery Asset Allocation Fund, Montgomery Select 50 Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery International Growth Fund, Montgomery Emerging Markets Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund and Montgomery California Tax-Free Money Fund; Notes to Financial Statements; Independent Auditors' Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of the above-named funds.


                    (2) Portfolio Investments as of December 31, 1996; Statements of Assets and Liabilities as of December 31, 1996; Statements of Operations For the period Ended December 31, 1996; Statement of Cash Flows for the period ended December 31, 1996; Statements of Changes in Net Assets for the period Ended December 31, 1996; Financial Highlights for a Fund share outstanding throughout each the period, including the period ended December 31, 1996 for Montgomery Growth Fund, Montgomery Micro Cap Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery Equity Income Fund, Montgomery Asset Allocation Fund, Montgomery Select 50 Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery International Growth Fund, Montgomery Emerging Markets Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund and Montgomery California Tax-Free Money Fund; and Notes to Financial Statements (all unaudited); Independent Auditors' Report on the foregoing, all incorporated by reference to the Semi-Annual Report to Shareholders of the above-named funds.


          (b)       Exhibits:

          (1)(A) Agreement and Declaration of Trust is incorporated by reference to the Registrant's Registration Statement as filed with the Commission on May 16, 1990 ("Registration Statement").

          (1)(B) Amendment to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the Commission on December 30, 1993 ("Post-Effective Amendment No. 17").

          (1)(C) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement as filed with the Commission on September 13, 1995 ("Post-Effective Amendment No. 28").

          (2)       By-Laws are  incorporated  by reference to the  Registration
                    Statement.

          (3)       Voting Trust Agreement - Not applicable.

          (4)       Specimen Share Certificate - Not applicable.

          (5)(A) Form of Investment Management Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the Commission on July 5, 1990 ("Pre-Effective Amendment No. 1").

          (5)(B) Form of Amendment to Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement as filed with the Commission on March 31, 1995 ("Post-Effective Amendment No. 24").

          (6)(A) Form of Underwriting Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

          (6)(B) Form of Selling Group Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

          (7)       Benefit Plan(s) - Not applicable.

          (8)       Custody   Agreement   is   incorporated   by   reference  to
                    Post-Effective Amendment No. 24.

          (9)(A) Form of Administrative Services Agreement is incorporated by reference to Post-Effective Amendment No. 15.

          (9)(B) Form of Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 28.

          (9)(C)    Form  of  Shareholder   Services  Plan  is  incorporated  by
                    reference to Post-Effective Amendment No. 28.

          (10) Consent and Opinion of Counsel as to legality of shares is incorporated by reference to Pre-Effective Amendment No. 1.

          (11)      Independent Auditors' Consent.

          (12)      Financial Statements omitted from Item 23 - Not applicable.

          (13) Letter of Understanding re: Initial Shares is incorporated by reference to Pre-Effective Amendment No. 1.

          (14) Model Retirement Plan Documents are incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement as filed with the Commission on March 4, 1991 ("Post-Effective Amendment No. 2").

          (15) Form of Share Marketing Plan is incorporated by reference to Post-Effective Amendment No. 28.

          (16)(A)   Performance Computation for Montgomery Short Government Bond
                    Fund  is   incorporated   by  reference  to   Post-Effective
                    Amendment No. 13.

          (16)(B)   Performance  Computation for Montgomery  Government  Reserve
                    Fund  is   incorporated   by  reference  to   Post-Effective
                    Amendment No. 12.

          (16)(C) Performance Computation for Montgomery California Tax-Free Intermediate Bond Fund is incorporated by reference to Post-Effective Amendment No. 17.

          (16)(D) Performance Computation for the other series of Registrant is incorporated by reference to Post-Effective Amendment No. 2.

          (27) Financial Data Schedule is incorporated by reference to Form N-SAR filed for the period ended December 31, 1996.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

         Montgomery Asset Management, L.P., a California limited partnership, is the manager of each series of the Registrant, of The Montgomery Funds II, a Delaware business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, Inc., a California corporation is the general partner of Montgomery Asset Management, L.P., and Montgomery Securities is its sole limited partner. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those three entities.

Item 26.  Number of Holders of Securities

                                                        Number of Record Holders
Title of Class                                          as of May 31, 1997
--------------                                         -----------------------

Shares of Beneficial
Interest, $0.01 par value
-------------------------

Montgomery Small Cap Fund (Class R)                              5,347

Montgomery Growth Fund (Class R)                                48,630

Montgomery Emerging Markets                                     40,362
  Fund  (Class R)

Montgomery International Small Cap Fund (Class R)                1,689

Montgomery Global Opportunities Fund (Class R)                   1,195

Montgomery Global Communications Fund (Class R)                  9,126

Montgomery Equity Income Fund (Class R)                          1,252

Montgomery Short Duration Government Bond Fund                     836
  (Class R)

Montgomery California Tax-Free                                     184
  Intermediate Bond Fund (Class R)

Montgomery Government Reserve Fund (Class R)                     7,073

Montgomery California Tax-Free                                   1,121
  Money Fund (Class R)

Montgomery Micro Cap Fund (Class R)                              9,568

Montgomery International Growth Fund (Class R)                     821

Montgomery Select 50 Fund (Class R)                              7,346

Montgomery Small Cap Opportunities Fund (Class R)               13,468

Montgomery Federal Tax-Free Money Fund (Class R)                   610

Montgomery Technology Fund                                           0

Montgomery Emerging Asia Fund                                    2,259

Montgomery Global Asset Allocation Fund                              0

Montgomery Total Return Bond Fund                                    0

Item 27.  Indemnification

         Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         Montgomery Securities, which is a broker-dealer and the principal underwriter of The Montgomery Funds, is the sole limited partner of the investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. is a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which serve in similar capacities for MAM, L.P. One of these officers and directors, Mr. R. Stephen Doyle, also is a capital limited partner of Montgomery Securities, and Mr. Jack
G.  Levin,  Secretary  of  The

Montgomery Funds, is a Managing Director of Montgomery Securities. R. Stephen Doyle is the Chairman and Chief Executive Officer of MAM, L.P.; Mark B. Geist is the President; John T. Story is the Managing Director of Mutual Funds and Executive Vice President; David E. Demarest is Chief Administrative Officer; Mary Jane Fross is Manager of Mutual Fund Administration and Finance; and Josephine Jimenez, Bryan L. Sudweeks, Stuart O. Roberts, John H. Brown, William
C. Stevens, Roger Honour, Oscar Castro and John Boich are Managing Directors of MAM, L.P. Information about the individuals who function as officers of MAM, L.P. (namely, R. Stephen Doyle, Mark B. Geist, John T. Story, David E. Demarest, Mary Jane Fross and the eight Managing Directors) is set forth in Part B.

Item 29.  Principal Underwriter.

         (a) Montgomery Securities is the principal underwriter of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III. Montgomery Securities acts as the principal underwriter, depositor and/or investment adviser and/or trustee for The Montgomery Funds, an investment company registered under the Investment Company Act of 1940, as amended, and for the following private investment partnerships or trusts:

                   Montgomery Bridge Fund Liquidating Trust
                   Montgomery Bridge Fund II, Liquidating Trust
                   Montgomery Bridge Investments Limited, Liquidating Trust Montgomery Private Investments Partnership, Liquidating Trust Pathfinder Montgomery Fund I, L.P., Liquidating Trust Montgomery Growth Partners, L.P.
                   Montgomery Small Cap Partners II, L.P.
                   Montgomery Small Cap Partners III, L.P.
                   Montgomery Capital Partners, L.P.
                   Montgomery Capital Partners II, L.P.
                   Montgomery Emerging Markets Fund Limited
                   Montgomery Emerging World Partners, L.P.

         (b) The following information is furnished with respect to the officers and general partners of Montgomery Securities:

    Name and Principal               Position and Offices                         Positions and Offices
    Business Address*               with Montgomery Securities                      with Registrant
    -----------------               --------------------------                      ---------------
   Lewis W. Coleman                 Senior Managing Director                              None

   J. Richard Fredericks            Senior Managing Director                              None

   Robert L. Kahan                  Senior Managing Director                              None

   Kent A. Logan                    Senior Managing Director                              None

   Jerome S. Markowitz              Senior Managing Director                        Trustee Designate

   Karl L. Matthies                 Senior Managing Director                              None

   J. Sanford Miller                Senior Managing Director                              None

   Joseph M. Schell                 Senior Managing Director                              None

                                      C-5


    Name and Principal               Position and Offices                         Positions and Offices
    Business Address*               with Montgomery Securities                      with Registrant
    -----------------               --------------------------                      ---------------

   John K. Skeen                    Senior Managing Director                              None

   Thomas W. Weisel                 Chairman and Chief Executive Officer                  None

   Stephen T. Aiello                Managing Director                                     None

   John A. Berg                     Managing Director                                     None

   Howard S. Berl                   Managing Director                                     None

   Charles R. Brama                 Managing Director                                     None

   Robert V. Cheadle                Managing Director                                     None

   Jeffrey B. Child                 Managing Director                                     None

   M. Allen Chozen                  Managing Director                                     None

   Frank J. Connelly                Managing Director                                     None

   David K. Crossen                 Managing Director                                     None

   Glen C. Dailey                   Managing Director                                     None

   Michael G. Dorey                 Managing Director                                     None

   Dennis Dugan                     Managing Director                                     None

   Frank M. Dunlevy                 Managing Director                                     None

   William A. Falk                  Managing Director                                     None

   Paul G. Fox                      Managing Director                                     None

   Clark L. Gerhardt, Jr.           Managing Director                                     None

   Seth J. Gersch                   Managing Director                                     None

   Robert G. Goddard                Managing Director                                     None

   P. Joseph Grasso                 Managing Director                                     None

   James C. Hale, III               Managing Director                                     None

   Wilson T. Hileman, Jr.           Managing Director                                     None

   Brett A. Hodess                  Managing Director                                     None

                                      C-6

    Name and Principal               Position and Offices                         Positions and Offices
    Business Address*               with Montgomery Securities                      with Registrant
    -----------------               --------------------------                      ---------------

   Ben Howe                         Managing Director                                     None

   Craig R. Johnson                 Managing Director                                     None

   Joseph A. Jolson                 Managing Director                                     None

   Scott C. Kovalik                 Managing Director                                     None

   Kurt H. Kruger                   Managing Director                                     None

   Guy A. Lampard                   Managing Director                                     None

   David S. Lehmann                 Managing Director                                     None

   Derek Lemke-von Ammon            Managing Director                                     None

   Jack G. Levin, Esq.              Managing Director                                   Secretary

   Merrill S. Lichtenfeld           Managing Director                                     None

   James F. McMahon                 Managing Director                                     None

   Michael G. Mueller               Managing Director                                     None

   Bernard M. Notas                 Managing Director                                     None

   Bruce G. Potter                  Managing Director                                     None

   David B. Readerman               Managing Director                                     None

   Rand Rosenberg                   Managing Director                                     None

   Alice S. Ruth                    Managing Director                                     None

   Richard A. Smith                 Managing Director                                     None

   Kathleen Smythe-de Urquieta      Managing Director                                     None

   Peter B. Stoneberg               Managing Director                                     None

   Thomas Tashjian                  Managing Director                                     None

   Thomas A. Thornhill, III         Managing Director                                     None

   John Tinker                      Managing Director                                     None

   Otto V. Tschudi                  Managing Director                                     None

   Stephan P. Vermut                Managing Director                                     None

                                      C-7


    Name and Principal               Position and Offices                         Positions and Offices
    Business Address*               with Montgomery Securities                      with Registrant
    -----------------               --------------------------                      ---------------

   John W. Weiss                    Managing Director                                     None

   George W. Yandell, III           Managing Director                                     None

   Ross Investments, Inc.           General Partner                                       None

   LWC Investments, Inc.            General Partner                                       None

   RLK Investments, Inc.            General Partner                                       None

   Logan Investments, Inc.          General Partner                                       None

   SEWEL Investments, Inc.          General Partner                                       None

   MMJ Investments, Inc.            General Partner                                       None

   Skeen Investments, Inc.          General Partner                                       None


* The principal business address of persons and entities listed is 600 Montgomery Street, San Francisco, California 94111.

         The above list does not include limited partners or special limited partners who are not Managing Directors of Montgomery Securities.

Item 30.  Location of Accounts and Records.

         The accounts,  books, or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections
(2)(iii),  (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)),  which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 31.  Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 32.  Undertakings.

         (a)      Not applicable.


         (b) Registrant hereby undertakes to file a post-effective amendment including financial statements of Montgomery Technology Fund, Montgomery Growth & Income Fund, Montgomery Latin America Fund or Montgomery Total Return Bond Fund, which need not be certified, within four to six months from the effective date of Registrant's 1933 Act registration statement as to those series.


         (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California on this 26th day of June, 1997.



                                                 THE MONTGOMERY FUNDS




                                                 By:      R. Stephen Doyle*
                                                          ----------------------
                                                          Chairman and Principal
                                                          Executive Officer



Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




R. Stephen Doyle*            Officer; Principal            June 26, 1997
-----------------
R. Stephen Doyle             Financial and Accounting
                             Officer; and Trustee
Andrew Cox *                 Trustee                       June 26, 1997
------------
Andrew Cox

Cecilia H. Herbert *         Trustee                       June 26, 1997
--------------------
Cecilia H. Herbert

John A. Farnsworth *         Trustee                       June 26, 1997
--------------------
John A. Farnsworth





         * By:    /s/ Julie Allecta
              -----------------------------------------------
         Julie   Allecta,   Attorney-in-Fact
         pursuant  to  Power  of  Attorney  previously filed.

                                Exhibit(s) Index


Exhibit No.         Document                                          Page No.

(11)                Independent Auditors' Consent                       ---